                              Allmerica Financial
                                                                   Semi-Annual
                                                                      Report
-------------------------------------------------------------------
                                 JUNE 30, 2002
                                                                    Allmerica
                                                                    Investment
                                                                      Trust


                                    [GRAPHIC]



[LOGO] Allmerica Logo
                                     2002

                               TABLE OF CONTENTS


                    A Letter from the Chairman.........   1
                    Select Emerging Markets Fund.......   2
                    Select Aggressive Growth Fund......   3
                    Select Capital Appreciation Fund...   4
                    Select Value Opportunity Fund......   5
                    Select International Equity Fund...   6
                    Select Growth Fund.................   7
                    Select Strategic Growth Fund.......   8
                    Core Equity Fund...................   9
                    Equity Index Fund..................  10
                    Select Growth and Income Fund......  11
                    Select Strategic Income Fund.......  12
                    Select Investment Grade Income Fund  13
                    Government Bond Fund...............  14
                    Money Market Fund..................  15

                    FINANCIALS......................... F-1

For information on ordering additional copies of this report, see Client Notices on page F-76.

One or more Funds may not be available under the variable annuity or variable life insurance policy which you have chosen. Inclusion in this report of a Fund which is not available under your policy is not to be considered a solicitation.

                           Intentionally Left Blank

                          A LETTER FROM THE CHAIRMAN


 LOGO
                Dear Client:

                Equity markets around the world continued their poor performance during the first half of 2002. U.S. investor sentiment turned decidedly negative as weak corporate earnings reports, overseas political unrest and recurring corporate accounting irregularities plagued Wall Street. The U.S. stock market, as measured by the S&P 500(R) Index, was fractionally higher after the first quarter, but was unable to follow through during the second quarter, ending the six-month period down 13.16%. The Nasdaq Composite Index, with its heavy concentration in technology stocks, performed even worse, ending June down 24.98% from the beginning of the year. Many foreign equity markets declined along with the U.S. market, with some European and emerging markets especially weak.

On the economic front, U.S. consumers were once again the stalwarts of the economy, spending strongly throughout the first half. Rumors of new terrorist attacks, additional employee layoffs and recurring corporate financial scandals were unable to blunt consumer demand. The Federal Reserve Board held the Federal Funds Rate steady at 1.75% during the period, providing an important stimulus to the U.S. economy as it continued to rebound from the short and shallow recession of 2001. Low financing rates seemed to be the key to strong real estate and automobile sales, but there were signs of a slowing in these sectors as the second quarter came to an end. The unemployment rate rose to 5.9% in June, up from 5.7% in March, and the four-week moving average of unemployment claims also remained at a high level. Industrial production rebounded from its sharp downturn during the first half of 2002, but an increase in business investment and an upturn in employment may be necessary for a sustained expansion of the current U.S. economic recovery.

Despite an improving economy, our stock funds struggled along with most of the equity markets during the first half of 2002. Value stocks outperformed growth stocks by a wide margin during the period, and this was reflected in the performance of our stock funds. Although their performance was negative for the six month period, our Select Aggressive Growth and Select Growth Funds outperformed their benchmarks, and our Select Capital Appreciation Fund was a top quartile performer relative to its mid-cap growth peers, as reported by Lipper, Inc. During most of the first half, the bond market benefited from falling interest rates and slumping stock prices. As a result, our Select Strategic Income Fund gained 3.08% and our Select Investment Grade Income Fund gained 2.66%, providing some positive news for investors.

As evidence of our continued oversight of your investment options, effective May 1, 2002, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co., and UBS Global Asset Management (Americas) Inc. replaced Morgan Stanley Investments LP (formerly known as Miller, Anderson & Sherrerd, LLP), as sub-advisers to the Core Equity Fund. Goldman Sachs and UBS each independently manages its own portion of the Fund's assets. The investment objective of the Fund has not changed.

We thank you for your business and urge you to remain focused on your long-term investment goals.

On behalf of the Board of Trustees,


John F. O'Brien

Chairman of the Board

Allmerica Investment Trust

                         SELECT EMERGING MARKETS FUND

The Select Emerging Markets Fund returned (2.23)% for the first half of 2002, underperforming its benchmark, the MSCI Emerging Markets Free Index, which returned 2.07%.

The period was marked by a sharp turn in global markets from the first to the second quarter. At the beginning of 2002, emerging market returns started overtaking those of developing countries. Investors, disappointed by flat equity returns, apparently viewed emerging markets as being somewhat insulated from the negative effects of a global economic stagnation, partially due to their lower valuations. But in the second quarter, these markets could not sustain the first quarter's strong performance in the face of the escalating Middle East conflict and threats of further terrorist attacks. Corporate accounting scandals in the United States made investors even more reluctant to invest in stocks, regardless of their region.

The Fund underperformed compared to its benchmark largely because of too high a concentration of technology stocks issued by Korean, Taiwanese and Israeli firms, and because of holdings in South African material stocks. Stocks of Turkish companies also dragged down performance, as political unrest continued to plague the country. More positively, Korean and Russian holdings did well. The Fund was also helped by avoiding certain declining stocks issued by Argentine and Israeli companies represented in the index. Investors' concerns that stocks are too risky may depress markets overall in the near term. On the other hand, valuations of many emerging markets stocks are attractive and this asset class has held up relatively well since September, 2001. The Investment Sub-Adviser does expect a turnaround in the global economy based on an expansion in manufacturing, which may benefit the Fund's growth orientation over the coming year.

                         Average Annual Total Returns

Period Ending June 30, 2002           1 Year  5 Years Life of Fund
Select Emerging Markets Fund          (7.52)%   N/A     (7.08)%

MSCI Emerging Markets Free Index        1.32%   N/A     (3.10)%

Lipper Emerging Markets Funds Average   0.08%   N/A     (4.25)%

                   Growth of a $10,000 Investment Since 1998

                                    [CHART]

            Select Emerging      MSCI Emerging
             Markets Fund     Markets Free Index
            ---------------   ------------------
2/20/1998
Inception
Date            $10,000            $10,000
6/30/1998         8,430              8,241
6/30/1999        10,452             10,608
6/30/2000        11,621             11,615
6/30/2001         7,850              8,603
6/30/2002         7,260              8,717


The Select Emerging Markets Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Special risk considerations are associated with investments in non-U.S. companies, including fluctuating foreign exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect the portfolio.

The MSCI Emerging Markets Free Index is an unmanaged index of 26 emerging markets. The Lipper Emerging Markets Funds Average is a non-weighted average of funds within the emerging markets investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Schroder Investment Management North America Inc.

About the Fund
Seeks long-term growth of capital by investing in the world's emerging markets.

                             Portfolio Composition

As of June 30, 2002, the country allocation of net assets was:

                                    [CHART]

South Korea    25%
Taiwan         12%
Mexico         11%
South Africa   10%
Brazil          7%
India           6%
Russia          5%
Malaysia        5%
Other           19%



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                         SELECT AGGRESSIVE GROWTH FUND

The Select Aggressive Growth Fund returned (17.27)% for the six-month period ending June 30, outperforming its benchmark, the Russell 3000 Growth Index, which returned (20.55)%.

These have been, and continue to be, very difficult times in the equity markets. In addition to the recession of last year, the markets are contending with the terrorist uncertainty, the instability in the Middle East, and the continuous stream of revelations about corporate misbehavior and the damage that it is doing to investor confidence.

In the Massachusetts Financial Services Company (MFS) component of the portfolio, performance was hurt by holdings in some of the hardest-hit sectors, including technology, telecommunications and biotechnology. The Fund sold companies as quickly as possible when concerns about management and accounting issues arose. A series of timely sales helped mitigate some losses. Careful research and prudent advice from MFS's analysts helped eliminate several stocks from the portfolio before their sharpest declines in value. Outperformance relative to the benchmark resulted from selecting the right stocks in most of the sectors in which the portfolio invests.

In the Jennison component of the portfolio, the main detractors from performance were found in the information technology, health care, and financials sectors. There were significant reductions in positions of some large technology issues as their long-term growth rates declined. Financial stocks have been a drag on performance this year as the complexity and transparency of financial companies' businesses, and the headline risk surrounding investigations into research practices on Wall Street, have led to declines in this sector. Jennison anticipates an abatement of these pressures on financials, as well as an ultimate upswing in equity and merger and acquisition activity, as the economic recovery gains momentum.

                          Average Annual Total Returns

Period Ending June 30, 2002            1 Year  5 Years Life of Fund
Select Aggressive Growth Fund         (25.72)% (3.56)%     7.03%

Russell 3000 Growth Index             (26.40)% (0.50)%     8.24%

Lipper Multi-Cap Growth Funds Average (29.91)%   3.46%    12.11%

                   Growth of a $10,000 Investment Since 1992

                                    [CHART]

           Select Aggressive   Russell 3000
              Growth Fund      Growth Index
           -----------------   ------------
8/21/1992
Inception
Date            $10,000          $10,000
6/30/1993        12,966           10,514
6/30/1994        13,122           10,493
6/30/1995        16,077           13,647
6/30/1996        21,243           17,423
6/30/1997        23,422           22,392
6/30/1998        30,288           29,019
6/30/1999        32,653           36,442
6/30/2000        40,595           45,871
6/30/2001        26,304           29,673
6/30/2002        19,539           21,841


The Select Aggressive Growth Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 3000 Growth Index measures the performance of the 3,000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi-Cap Growth Funds Average is a non-weighted average of funds within the multi-cap growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Performance prior to 6/1/01 is that of a prior Sub-Adviser.

Investment Sub-Advisers
Jennison Associates LLC
Massachusetts Financial Services Company

About the Fund
Invests in companies with potential for rapidly growing earnings across all capitalization ranges.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

Retailers                          12%
Pharmaceuticals                     7%
Insurance                           6%
Fannie Mae                          6%
Media - Broadcasting & Publishing   6%
Beverages, Food & Tobacco           5%
Electronics                         4%
Banking                             4%
Oil & Gas                           4%
Other                              46%



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                       SELECT CAPITAL APPRECIATION FUND

The Select Capital Appreciation Fund returned (10.93)% for the first half of 2002, underperforming its benchmark, the Russell Midcap Index, which returned (5.70)%.

During the period, the economy and the financial markets continued to pay the price for the extraordinary run up in stock prices in the late 1990s. Fueling the payback were corporate and Wall Street scandals which cast doubt on the accuracy of the underlying financial condition of some high profile public corporations. This, in combination with terror threats and global instability, continued to discourage investors. Mid-sized companies, which are the Fund's focus, may have benefited during the period because of the belief that these companies' financial reports and their less complex business models are more easily analyzed by investors than those of larger companies.

The Fund's performance suffered relative to its benchmark because of its growth bias, which steers the company toward stocks that may exhibit higher than market growth rates. Certain holdings of telecommunication services and technology stocks were the biggest detractors from performance. More positively, industrial conglomerates, aerospace/defense and healthcare stocks helped performance. Energy stocks also helped offset losses.

In the coming months, the Fund's Investment Sub-Adviser will likely focus on seeking to identify stocks in nontraditional growth areas, while simultaneously carefully watching the prices paid for those stocks. Although economic growth so far has failed to help the stock market, a depressed market can offer excellent buying opportunities. The potential economic recovery may eventually help lift stock prices, as well.

                         Average Annual Total Returns

Period Ending June 30, 2002          1 Year  5 Years Life of Fund
Select Capital Appreciation Fund    (11.22)%  8.14%     12.51%

Russell Midcap Index                 (9.22)%  7.51%     12.37%

Lipper Mid-Cap Growth Funds Average (28.33)%  3.15%      8.28%

                   Growth of a $10,000 Investment Since 1995

                                    [CHART]

            Select Capital     Russell Midcap
           Appreciation Fund        Index
           -----------------   --------------
4/28/1995
Inception
Date            $10,000            $10,000
6/30/1995        11,340             10,676
6/30/1996        15,859             13,078
6/30/1997        15,757             16,079
6/30/1998        18,967             20,098
6/30/1999        22,142             22,373
6/30/2000        26,210             25,203
6/30/2001        26,247             25,444
6/30/2002        23,302             23,100

The Select Capital Appreciation Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Growth Funds Average is a non-weighted average of funds within the mid-cap growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Performance prior to 4/1/98 is that of a prior Sub-Adviser.

Investment Sub-Adviser
T. Rowe Price Associates, Inc.

About the Fund
Seeks long-term growth of capital by investing primarily in mid-cap growth stocks selling at reasonable prices.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

Commercial Services             14%
Computer Software & Processing   9%
Pharmaceuticals                  8%
Insurance                        7%
Oil & Gas                        7%
Retailers                        7%
Medical Supplies                 6%
Electronics                      5%
Health Care Providers            5%
Other                           32%



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                         SELECT VALUE OPPORTUNITY FUND

The Select Value Opportunity Fund returned (5.92)% for the first half of 2002, underperforming its benchmark, the Russell 2500 Value Index, which returned 4.72%.

During the period, the capital markets were depressed by threats of terrorism, scandals involving public companies and their auditing firms, and geopolitical tensions in the Middle East. Investor optimism that stock prices were about to rise in response to positive economic data turned to pessimism when the accuracy and truthfulness of corporate earnings reports were questioned. As a result, investors avoided what they perceived as the extreme risks of the equities markets, preferring to either hold cash or invest in fixed income securities.

The Fund's underperformance compared with its benchmark was due mostly to holdings in the cable television and wireless communications industries. Both industries suffered from overcapacity and slow subscriber growth. Helping the Fund's performance were individual stocks in some cyclical industries, including chemicals and aerospace/defense, and stocks in the healthcare and financial services sectors.

The outlook for the Fund is colored by investors' presumptions of corporate malfeasance. This attitude may result in great volatility for stock prices. Volatility, however, could also produce opportunities for the Investment Sub-Adviser to identify undervalued stocks. Although investors are impatient over the failure of the market to advance, an improving economy, low interest rates, better earnings reports from some companies, and lower stock prices may benefit the Fund in the coming months.

                         Average Annual Total Returns

Period Ending June 30, 2002        1 Year  5 Years Life of Fund
Select Value Opportunity Fund      (2.82)%  8.83%     12.18%

Russell 2500 Value Index             6.59%  9.82%     13.49%

Lipper Mid-Cap Value Funds Average   0.99% 10.00%      8.09%

                   Growth of a $10,000 Investment Since 1993

                                    [CHART]

             Select Value    Russell 2500
           Opportunity Fund   Value Index
           ----------------  ------------
4/30/1993
Inception
Date            $10,000         $10,000
6/30/1993        10,310          10,330
6/30/1994        11,079          10,815
6/30/1995        11,997          12,670
6/30/1996        15,109          15,304
6/30/1997        18,798          19,983
6/30/1998        21,884          24,405
6/30/1999        22,984          24,188
6/30/2000        22,825          23,926
6/30/2001        29,530          29,950
6/30/2002        28,696          31,920

The Select Value Opportunity Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2500 Value Index is a capitalization weighted index measuring the performance of those Russell 2500 companies with both lower price-to-book ratios and forecasted growth values. The Lipper Mid-Cap Value Funds Average is a non-weighted average of mid-cap value funds. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Performance prior to 1/1/97 is that of a prior Sub-Adviser.

Investment Sub-Adviser
Cramer Rosenthal McGlynn, LLC

About the Fund
Seeks long-term growth of capital by investing primarily in small and mid-sized companies believed to be undervalued.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

Commercial Services        11%
Insurance                   8%
Chemicals                   8%
Banking                     7%
Retailers                   6%
Medical Supplies            5%
Electric Utilities          5%
Communications              4%
Financial Services          4%
Automotive                  4%
Other                      38%



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                       SELECT INTERNATIONAL EQUITY FUND

The Select International Equity Fund returned (3.41)% for the first half of 2002, underperforming its benchmark, the MSCI EAFE Index, which returned (1.38)%.

After making gains in the early part of 2002, European and Japanese stocks fell. Some of the decline was tempered by the falling U.S. dollar, which helped make the declines to U.S. investors less steep when local returns were converted back to U.S. dollars. But investors were rattled by the rapidly declining dollar, combined with the onslaught of bad news about accounting and tax fraud involving high profile U.S. companies and their executives. Fearing increasing risk, many investors fled stocks for the perceived safety of bonds. Potential terrorist acts and the Middle East conflict produced additional worries about the risks of equity investing.

Telecommunication stocks had the greatest negative impact on the Fund's underperformance relative to its benchmark. Despite the fact the Fund held some of the strongest stocks within this sector during the first half, these stocks were weighed down by the sectors' ballooning debt and the high costs associated with new product development. Media stocks also contributed to the portfolio's negative performance during the first half. The tepid economic recovery did little to boost revenue from movie tickets and music production. Certain financial stocks also hurt performance, although one financial stock issued by a U.K.-based company did advance. Certain consumer-related and energy stocks also helped performance as consumers continued to spend and Middle East tensions contributed to higher oil prices.

Looking ahead, the Investment Sub-Adviser sees signs that the economy may continue to strengthen. Among these signs are expanding manufacturing and generally low interest rates. Near term, however, non-market factors, including political unrest and corporate malfeasance may continue to have a negative effect on international stocks.

                         Average Annual Total Returns

Period Ending June 30, 2002         1 Year  5 Years Life of Fund
Select International Equity Fund   (11.19)%   0.43%    5.59%

MSCI EAFE Index                     (9.21)% (1.26)%    2.65%

Lipper International Funds Average (10.10)% (0.07)%    4.41%

                   Growth of a $10,000 Investment Since 1994

                                     [CHART]

           Select International
                Equity Fund       MSCI EAFE Index
           --------------------   ---------------
5/2/1994
Inception
Date               $10,000           $10,000
6/30/1994            9,620            10,088
6/30/1995           10,573            10,285
6/30/1996           12,463            11,686
6/30/1997           15,265            13,225
6/30/1998           17,448            14,069
6/30/1999           18,351            15,184
6/30/2000           22,306            17,832
6/30/2001           17,561            13,621
6/30/2002           15,595            12,380


The Select International Equity Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

Special risk considerations are associated with investments in non-U.S. companies, including fluctuating foreign exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect the portfolio.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The MSCI EAFE Index is an unmanaged index of European, Australian and Far East stocks. The Lipper International Funds Average is a non-weighted average of funds within the international fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Bank of Ireland Asset Management (U.S.) Ltd.

About the Fund
Seeks maximum long-term total return by investing in non-U.S. companies based on fundamental value.

                             Portfolio Composition

As of June 30, 2002, the country allocation of net assets was:

                                    [CHART]

United Kingdom  29%
Japan           13%
Switzerland     13%
Netherlands     12%
France          10%
Germany          7%
Italy            4%
Australia        3%
Other            9%



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                              SELECT GROWTH FUND

The Select Growth Fund returned (17.77)% for the first half of 2002, outperforming its benchmark, the Russell 1000 Growth Index, which returned (20.78)%.

The period was marked by an investment climate that continued to favor the more defensive value stocks over the more aggressive growth stocks that the Fund focuses on. Investor preferences like these tend to occur when economic concerns persist or investor confidence erodes. In fact, as the period progressed, investors became increasingly reluctant to invest in the stock market at all, and many turned to bonds and cash investments. Economic conditions had become more favorable through the period and were therefore not what concerned investors. It was corporate scandals, including revelations of improper accounting at several high profile companies that concerned investors and further worsened an already depressed stock market.

Helping the Fund to outperform its index were good stock selection, a higher than benchmark weighting in the financial sector, stock selection within the healthcare and consumer cyclical sectors, and a slightly lower than benchmark weighting in the technology sector.

Looking ahead, the Investment Sub-Adviser is likely to maintain relatively smaller positions in technology, which require a resumption in capital spending to be able to positively contribute to the U.S. economy. Despite the relatively defensive position that has helped the fund over the period, the management team is continuing to watch for opportunities to take new positions in higher growth stocks as the economy and investor sentiment improve.

                         Average Annual Total Returns

Period Ending June 30, 2002            1 Year  5 Years Life of Fund
Select Growth Fund                    (27.00)%   0.23%     7.37%

Russell 1000 Growth Index             (26.49)% (0.28)%     8.69%

S&P 500(R) Index                      (17.99)%   3.66%    11.38%

Lipper Large-Cap Growth Funds Average (26.09)%   1.74%     9.38%

                   Growth of a $10,000 Investment Since 1992

                                    [CHART]

           Select Growth  Russell 1000
                Fund      Growth Index  S&P 500/R/ Index
           -------------  ------------  ----------------
8/21/1992
Inception
Date          $10,000        $10,000        $10,000
6/30/1993      10,720         10,560         11,146
6/30/1994      10,497         10,528         11,302
6/30/1995      13,103         13,739         14,249
6/30/1996      15,458         17,559         17,955
6/30/1997      19,922         23,062         24,187
6/30/1998      27,675         30,303         31,481
6/30/1999      33,374         38,569         38,644
6/30/2000      38,606         48,469         41,445
6/30/2001      27,609         30,934         35,293
6/30/2002      20,154         22,740         28,945

The Select Growth Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Effective 5/1/02, the benchmark changed from the S&P 500(R) Index to the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of McGraw Hill Companies, Inc. The Lipper Large-Cap Growth Funds Average is a non-weighted average of funds within the large-cap growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Performance prior to 7/1/96 is that of a prior Sub-Adviser.

Investment Sub-Adviser
Putnam Investment Management, LLC

About the Fund
Seeks long-term growth of capital by investing in stocks of companies believed to have long-term growth potential.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

Pharmaceuticals                 14%
Retailers                       10%
Computer Software & Processing   8%
Beverages, Food & Tobacco        8%
Electronics                      6%
Computers & Information          6%
Banking                          6%
Financial Services               5%
Industrial - Diversified         5%
Insurance                        4%
Other                           28%



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                         SELECT STRATEGIC GROWTH FUND

The Select Strategic Growth Fund returned (33.75)% for the first half of 2002, underperforming its benchmark, the Russell 2500 Growth Index which returned (19.09)%.

The first half of 2002 saw a complete reversal of the gains of the fourth quarter of 2001 for nearly all types of stocks. Some of the factors that were depressing stock prices included accounting scandals at high growth companies as well as "blue chip" companies. During the period, any hint of an accounting problem often resulted in a wholesale dumping of the affected company's shares. Another factor depressing the markets was continued concern about future terrorist attacks and tensions in the Middle East. Additionally, many investors were undecided about the direction of the economy and the stock market - for every piece of good economic news such as strong growth and a stable unemployment rate, there was bad news on the corporate level.

During the period, the Fund purchased stocks in the biotechnology and retail sectors that the Investment Sub-Adviser believes may be poised for a turnaround in earnings growth. Stocks sold included many in the software sector. These particular stocks showed signs of slower growth in their core businesses than the manager had earlier anticipated, due to the longer than expected stagnation in corporate information technology spending.

Although the negative factors dragging down stock prices may not be resolved quickly, the Investment Sub-Adviser believes that prices may have hit their bottom or close to it. As a result, many great small capitalization companies seem to be trading near their cash value, where the stock prices completely ignore any possibility for future growth. Such an environment could be ideal as the Investment Sub-Adviser seeks to identify and hold those stocks that will reward patient investors.

                         Average Annual Total Returns

Period Ending June 30, 2002            1 Year  5 Years Life of Fund
Select Strategic Growth Fund          (46.84)%   N/A     (22.24)%

Russell 2500 Growth Index             (25.71)%   N/A      (2.25)%

Lipper Small-Cap Growth Funds Average (24.74)%   N/A      (1.44)%

                   Growth of a $10,000 Investment Since 1998

                                    [CHART]

           Select Strategic  Russell 2500
             Growth Fund     Growth Index
           ----------------  ------------
2/20/1998
Inception
Date           $10,000          $10,000
6/30/1998       10,020            9,865
6/30/1999       10,976           11,118
6/30/2000       11,123           16,033
6/30/2001        6,283           12,188
6/30/2002        3,340            9,054

The Select Strategic Growth Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

Investments in small companies present greater risk of loss than investments in larger, more established companies.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small-Cap Growth Funds Average is a non-weighted average of funds within the small-cap growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Performance prior to 4/1/00 is that of a prior Sub-Adviser.

Investment Sub-Adviser
TCW Investment Management Company

About the Fund
Seeks long-term capital appreciation by focusing on small companies.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

Commercial Services                14%
Retailers                          14%
Electronics                        11%
Computer Software & Processing     10%
Media - Broadcasting & Publishing  10%
Health Care Providers               6%
Pharmaceuticals                     6%
Communications                      6%
Other                              23%




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                               CORE EQUITY FUND

The Core Equity Fund returned (15.24)% for the first half of 2002, underperforming its benchmark, the Russell 1000 Index, which returned (12.81)%. On May 1, 2002, Goldman Sachs Asset Management and UBS Global Asset Management (Americas) Inc. became co-sub-advisers of the Fund. In conjunction with this move, the benchmark changed from the S&P 500(R) Index to the Russell 1000 Index.

The Goldman Sachs component of the fund, which invests in the more growth oriented areas of the large cap stock market, was overweighted relative to its benchmark in media and telecommunications, which detracted from performance. This component's strong stock selection and overweight position in consumer staples benefited performance. It is quite likely that businesses in the consumer staples sector have been rewarded for their relatively less complex financial statements. The Fund also benefited from the solid performance of companies in the traditionally "defensive" industries. Companies in this group that sell goods overseas were helped by the decline in the U.S. dollar.

The UBS Asset Management component of the Fund, with its focus on the more value oriented areas of the large cap stock market, benefited from strong stock selection in many of the industries in which the fund invests. Some of these areas, including healthcare and energy, helped performance, while an overweighting in the utilities sector detracted from performance. Despite the recent underperformance from this sector, the Fund is still overweight in it, since UBS believes that this area provides the Fund with very attractive price/value opportunities. The Fund has recently been finding attractive values in the banking, industrial, health care and railroad sectors.

Both Investment Sub-Advisers will continue to search for solid companies within their respective mandates of growth and value, using a fundamental bottom-up approach to selecting stocks for the Fund.

                         Average Annual Total Returns

Period Ending June 30, 2002          1 Year  5 Years 10 Years
Core Equity Fund                    (22.17)%  0.99%    8.82%

Russell 1000 Index                  (17.89)%  3.90%   11.40%

S&P 500(R) Index                    (17.99)%  3.66%   11.43%

Lipper Large-Cap Core Funds Average (19.09)%  1.96%    9.62%

                   Growth of a $10,000 Investment Since 1992

                                    [CHART]

             Core Equity  Russell 1000  S&P 500(R)
                Fund         Index        Index
             -----------  ------------  ---------
6/30/1992      $10,000      $10,000      $10,000
6/30/1993       11,221       11,518       11,363
6/30/1994       11,435       11,599       11,523
6/30/1995       14,005       14,554       14,527
6/30/1996       17,321       18,376       18,304
6/30/1997       22,171       24,304       24,656
6/30/1998       27,200       31,631       32,092
6/30/1999       33,518       38,568       39,397
6/30/2000       36,752       42,136       42,253
6/30/2001       29,924       35,837       35,987
6/30/2002       23,290       29,429       29,513

The Core Equity Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of McGraw Hill Companies, Inc. The Lipper Large-Cap Core Funds Average is a non-weighted average of funds within the large-cap core investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Effective 5/1/02, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co., and UBS Global Asset Management (Americas) Inc. replaced Morgan Stanley Investments LP (formerly known as Miller, Anderson & Sherrerd, LLP), as sub-advisers to the Core Equity Fund. Goldman Sachs and UBS each independently manages its own portion of the Fund's assets. The investment objective of the Fund has not changed. Additionally, the benchmark changed from the S&P 500(R) Index to the Russell 1000 Index.

Investment Sub-Advisers
Goldman Sachs Asset Management
UBS Global Asset Management (Americas) Inc.

About the Fund
Seeks long-term growth of capital by investing in stocks that are believed to represent significant underlying value.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

Financial Services                 12%
Pharmaceuticals                    11%
Banking                             8%
Insurance                           6%
Media - Broadcasting & Publishing   6%
Electric Utilities                  5%
Computer Software & Processing      4%
Retailers                           4%
Telephone Systems                   4%
Commercial Services                 4%
Other                              36%




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                               EQUITY INDEX FUND

The Equity Index Fund returned (13.35)% for the first half of 2002, in line with its benchmark, the S&P 500(R) Index, which returned (13.16)%.

After an impressive recovery in the last quarter of 2001, the U.S. equity markets were dragged down by concerns about corporate accounting issues and the possibility of interest rate increases, given better than expected economic reports. The index was essentially flat at the end of the first quarter. The second quarter was marked by tumbling stock prices at some high profile companies whose top executives were accused of fraud. Not knowing whom or what to trust, the financial markets reacted as expected, with the S&P 500(R) Index plunging.

Within the Fund and the index, the worst performing stocks were in the telecommunications and energy sectors, where many of the corporate scandals were concentrated. As a result, investors fled those affected sectors. More positively, healthcare, homebuilding and retailing sectors enjoyed the best performance, as investors favored companies whose earnings were perceived as truthfully reported and backed up by solid balance sheets.

The outlook for the second half of 2002 is uncertain as various indicators alternately point to strength or weakness in the economy. Consumers continue to spend, especially on housing, with new home sales in May especially strong. Currently, the consensus is that the weak economic recovery will mean that the Federal Reserve Board is unlikely to raise interest rates significantly before the end of the year.

                         Average Annual Total Returns

Period Ending June 30, 2002                   1 Year  5 Years 10 Years
Equity Index Fund                            (18.32)%  3.40%   10.96%

S&P 500(R) Index                             (17.99)%  3.66%   11.43%

Lipper S&P 500 Index Objective Funds Average (18.35)%  3.40%   11.06%

                   Growth of a $10,000 Investment Since 1992

                                    [CHART]

            Equity Index Fund    S&P 500/R/ Index
            -----------------    ----------------
6/30/1992       $10,000             $10,000
6/30/1993        11,355              11,363
6/30/1994        11,428              11,523
6/30/1995        14,310              14,527
6/30/1996        17,897              18,304
6/30/1997        23,927              24,656
6/30/1998        30,988              32,092
6/30/1999        37,994              39,397
6/30/2000        40,600              42,253
6/30/2001        34,628              35,987
6/30/2002        28,284              29,513

The Equity Index Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of McGraw Hill Companies, Inc. The Lipper S&P 500(R) Index Objective Funds Average is a non-weighted average of funds within the S&P 500(R) Index investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Seeks to replicate the returns of the S&P 500(R) Index.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

Pharmaceuticals                   11%
Banking                            8%
Oil & Gas                          8%
Retailers                          7%
Beverages, Food & Tobacco          6%
Financial Services                 6%
Insurance                          5%
Computer Software & Processing     5%
Computers & Information            4%
Industrial - Diversified           4%
Telephone Systems                  4%
Other                             32%




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                         SELECT GROWTH AND INCOME FUND

The Select Growth and Income Fund returned (15.62)% for the first half of 2002, underperforming its benchmark, the S&P 500(R) Index, which returned (13.16)%.

In early 2002 economic indicators showed signs of strength, especially in gross domestic product figures. Consumers continued to spend, often enticed by discounts and incentives. Inflation was low so the Federal Reserve left short-term interests rates at 1.75% and the housing market thrived. Refinancing placed more money in consumers' pockets and retail sales exhibited strength. But as the period wore on, investors lost confidence in stocks due to reports of accounting irregularities and corporate fraud. Corporate profits in some sectors bottomed out, although the once buoyant technology sector continued to report bleak business prospects.

Significantly contributing to the Fund's underperformance relative to its benchmark were the declining stocks of a large conglomerate, a media company, and an energy concern. Each company suffered in part from management issues. Helping to offset some of these losses were holdings in another energy company and a food company. Avoiding the lagging stock of a telecommunications company included in the S&P 500(R) Index also helped limit losses in the portfolio.

The outlook for the Fund is likely to improve once investors regain their confidence that American corporations are fully and clearly disclosing their profits and losses. Given positive signs that the economy is recovering and barring such non-market events as additional terrorist attacks, the Investment Sub-Adviser is optimistic that stock prices may advance.

                         Average Annual Total Returns

Period Ending June 30, 2002          1 Year  5 Years Life of Fund
Select Growth and Income Fund       (21.21)% (0.28)%     7.12%

S&P 500(R) Index                    (17.99)%   3.66%    11.38%

Lipper Large-Cap Core Funds Average (19.09)%   1.96%     9.58%

                   Growth of a $10,000 Investment Since 1992

                                    [CHART]

          Select Growth and
             Income Fund       S&P 500(R) Index
          -----------------    ----------------
8/31/1992      $10,000             $10,000
6/30/1993       10,515              11,146
6/30/1994       10,859              11,302
6/30/1995       12,712              14,249
6/30/1996       15,850              17,955
6/30/1997       19,966              24,187
6/30/1998       24,001              31,481
6/30/1999       28,436              38,644
6/30/2000       29,204              41,445
6/30/2001       24,993              35,293
6/30/2002       19,692              28,945

The Select Growth and Income Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of McGraw Hill Companies, Inc. The Lipper Large-Cap Core Funds Average is a non-weighted average of funds within the large-cap core investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Performance prior to 4/1/99 is that of a prior Sub-Adviser.

Investment Sub-Adviser
J.P. Morgan Investment Management Inc.

About the Fund
Seeks a combination of long-term growth of capital and current income by investing primarily in dividend-paying stocks and convertible securities.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

Pharmaceuticals                  11%
Oil & Gas                         7%
Financial Services                7%
Banking                           7%
Retailers                         7%
Beverages, Food & Tobacco         6%
Computer Software & Processing    5%
Insurance                         5%
Computers & Information           5%
Other                            40%




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                         SELECT STRATEGIC INCOME FUND

The Select Strategic Income Fund returned 3.08% for the first half of 2002, underperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 3.80%.

The period was marked by disappointment about the weaker than expected improvement in the global economy. Lower tax revenues for state and federal governments, and a lack of pricing power and low growth, meant growing debt burdens. Non-financial issues like the Middle East conflict and concerns about terrorist attacks on U.S. targets contributed to investors' reluctance to invest.

The Fund's underperformance compared with its benchmark was mostly due to having too high a concentration of both investment grade and high yield corporate bonds in the portfolio, many of which were sharply downgraded during the period by the major rating agencies. Broadly diversified exposure to individual bond issuers helped offset some of these losses, as did the portfolio's longer-than-benchmark duration, which helped as interest rates declined slightly in the second quarter. Holding treasury inflation-protected securities, mortgage-backed securities and Government National Mortgage Association securities also helped performance.

Looking ahead, the Investment Sub-Adviser believes that the various earnings scandals may be obscuring the slow but steady improvements in the economy. Additionally, corporate de-leveraging, which involves the selling of corporate assets, could keep the prices of goods low and may result in healthier balance sheets. This may help keep inflation in check, possibly leading to productivity gains that could fuel healthy growth.

                         Average Annual Total Returns

Period Ending June 30, 2002          1 Year 5 Years Life of Fund
Select Strategic Income Fund         6.93%    N/A      7.97%

Lehman Brothers Aggregate Bond Index 8.63%    N/A      9.97%

Lipper Intermediate Investment
Grade Debt Funds Average             7.17%    N/A      8.68%

                   Growth of a $10,000 Investment Since 2000

                                    [CHART]

             Select Strategic       Lehman Brothers
              Income Fund        Aggregate Bond Index
            ----------------     --------------------
7/3/2000       $10,000               $10,000
9/30/2000       10,124                10,302
12/31/2000      10,573                10,736
3/31/2001       10,826                11,061
6/30/2001       10,902                11,123
9/30/2001       11,368                11,636
12/31/2001      11,308                11,640
3/31/2002       11,315                11,652
6/30/2002       11,657                12,083

The Select Strategic Income Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed-rate debt issues with an investment grade rating, at least one year to maturity and an outstanding par value of at least $25 million. The Lipper Intermediate Investment Grade Debt Funds Average tracks the performance of funds investing in intermediate-term corporate and government debt securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Western Asset Management Company has delegated some of its duties as Sub-Adviser to its London affiliate, Western Asset Management Company Limited, to handle the non-U.S. dollar trading functions performed on behalf of the Fund.

Investment Sub-Advisers
Western Asset Management Company
Western Asset Management Company Limited

About the Fund
Seeks to maximize total return by investing in various types of fixed income securities.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

U.S. Government & Agency Obligations               38%
Corporate Notes & Bonds                            25%
Asset-Backed & Mortgage-Backed Securities          14%
U.S. Government Agency Mortgage-Backed Securities  9%
Repurchase Agreements                              7%
Foreign Government Obligations                     5%
Foreign Bonds                                      2%




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                      SELECT INVESTMENT GRADE INCOME FUND

The Select Investment Grade Income Fund returned 2.66% for the first half of 2002, underperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 3.80%.

The first half of 2002 challenged and disappointed credit investors. The period began on a high note with positive economic data suggesting the likelihood of a rise in interest rates, but reports in the second quarter indicated weakness. Accounting irregularities and fraud, among other illegal activities, resulted in numerous large-scale downgrades of former investment- grade bellwether bonds to junk bond status. Some issuers even faced bankruptcy. Initially, interest rates rose, but then began to reverse course.

Within the Fund, holdings of bonds issued by telecommunication companies detracted most from the Fund's performance compared with the index. The Investment Sub-Adviser believed at the start of the period that the improving economy would give a well-needed boost to these companies, however the sector continued to fare poorly. More positively, bonds issued by companies in the consumer sector helped performance. Also mortgage-backed securities held in the portfolio did well in the first quarter when rates were rising slightly.

Looking ahead, it appears that the Federal Reserve will not raise short-term interest rates any time soon, given the need to stimulate an economy still suffering from increased unemployment and decreased capital spending. In such an environment the Investment Sub-Adviser is likely to avoid individual corporate bonds that could present excessive risk and focus on maintaining a well diversified portfolio.

                         Average Annual Total Returns

Period Ending June 30, 2002          1 Year 5 Years 10 Years
Select Investment Grade Income Fund   7.48%  6.75%    7.00%

Lehman Brothers Aggregate Bond Index  8.63%  7.57%    7.34%

Lipper Intermediate Investment
Grade Debt Funds Average              7.17%  6.43%    6.48%

                   Growth of a $10,000 Investment Since 1992

                                     [CHART]

           Select Investment    Lehman Brothers
           Grade Income Fund  Aggregate Bond Index
           -----------------  --------------------
6/30/1992       $10,000              $10,000
6/30/1993        11,365               11,180
6/30/1994        11,163               11,034
6/30/1995        12,545               12,417
6/30/1996        13,099               13,040
6/30/1997        14,194               14,103
6/30/1998        15,649               15,590
6/30/1999        15,982               16,079
6/30/2000        16,583               16,813
6/30/2001        18,306               18,701
6/30/2002        19,676               20,314

The Select Investment Grade Income Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed-rate debt issues with an investment grade rating, at least one year to maturity and an outstanding par value of at least $25 million. The Lipper Intermediate Investment Grade Debt Funds Average tracks the performance of funds investing in intermediate-term corporate and government debt securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Seeks to generate a high level of total return which includes income and capital appreciation.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

U.S. Government & Agency Obligations               43%
Corporate Notes & Bonds                            27%
U.S. Government Agency Mortgage-Backed Securities  16%
Asset-Backed & Mortgage-Backed Securities           8%
Foreign Bonds                                       3%
Other                                               3%




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                             GOVERNMENT BOND FUND

The Government Bond Fund returned 3.57% for the first half of 2002, in line with its benchmark, the Lehman Brothers Intermediate Government Bond Index, which returned 3.59%.

The surprising positive gross domestic product report for the first quarter seemed to convince investors that the Federal Reserve would need to consider raising short-term interest rates. In the second quarter, however, renewed fears of terrorist attacks, more accounting scandals, and ballooning consumer debt turned investor sentiment negative. As a result, investors looked to the safety of fixed income securities. Within fixed income, corporate bonds performed poorly, in many cases because of allegations of accounting fraud and gross mismanagement by top executives. Often it appeared that a scandal at a few companies raised suspicions about entire industries.

During the period, the portfolio held relatively more government agency securities than the benchmark did. Government bonds, which are perceived as safe, benefited overall from investors' "flight to quality". This perception helped fuel performance and contributed to government bonds' outperformance versus both corporate bonds and stocks.

Looking ahead, the Investment Sub-Adviser anticipates that the economic recovery may be a slow one. Such an outlook could translate into more stable interest rates.

                         Average Annual Total Returns

Period Ending June 30, 2002                        1 Year 5 Years 10 Years
Government Bond Fund                               8.42%   6.69%   6.25%

Lehman Brothers Intermediate Government Bond Index 8.59%   7.23%   6.73%

Lipper General U.S. Government Funds Average       8.34%   6.98%   6.81%

                   Growth of a $10,000 Investment Since 1992

                                    [CHART]

                                            Lehman Brothers Intermediate
                   Government Bond Fund         Government Bond Index
                   --------------------     ----------------------------
6/30/1992                $10,000                      $10,000
6/30/1993                 10,969                       11,004
6/30/1994                 10,973                       10,983
6/30/1995                 11,925                       12,054
6/30/1996                 12,454                       12,648
6/30/1997                 13,259                       13,527
6/30/1998                 14,294                       14,661
6/30/1999                 14,812                       15,310
6/30/2000                 15,401                       15,996
6/30/2001                 16,907                       17,663
6/30/2002                 18,331                       19,180

The Government Bond Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

Accumulation units are neither insured nor guaranteed by the U.S. government.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of U.S. government and agency bonds with remaining maturities of one to ten years. The Lipper General U.S. Government Funds Average is the non-weighted average performance of funds investing in general government securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Seeks high income, capital preservation and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. government or its agencies.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

U.S. Government & Agency Obligations                90%
Asset-Backed & Mortgage-Backed Securities            4%
U.S. Government Agency Mortgage-Backed Securities    3%
Other                                                3%




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                               MONEY MARKET FUND

The Money Market Fund returned 0.93% for the first half of 2002, outperforming its benchmark, the Money Fund Report Averages: 1st Tier Taxable, which returned 0.61%.

Over the first half of the year, economic indicators began to show that the Federal Reserve Board's interest rate policy was contributing to better than expected data on the economic recovery. An increase in manufacturing and positive job creation numbers were especially encouraging. Housing and consumer confidence numbers also remained strong. Inflationary pressures began to mount as tensions in the Middle East resulted in higher oil prices and short-term rates increased. The short-term commercial paper market faced the issue of aggressive accounting practices, and short-term funding proved unreliable for some high profile companies in trouble. Some of these companies faced accusations of accounting and tax fraud. The Federal Reserve Board left the Federal Funds rate at 1.75% throughout the six month period, and inflation remained subdued in the face of the erosion of the equity market.

The Fund's outperformance relative to its benchmark was mostly a result of a defensive strategy focusing on floating-rate notes that adjust quickly to changes in the Federal Funds rate and Prime rate. These securities presented better rates compared to short-term commercial paper and time deposits, especially as short-term rates increased in anticipation of a potential Federal Reserve Board rate increase.

Looking ahead, the Investment Sub-Adviser is likely to continue focusing on shorter maturity securities and on floating-rate notes. These strategies may help the Fund provide consistent and secure returns over the long run.

                         Average Annual Total Returns

Period Ending June 30, 2002                    1 Year 5 Years 10 Years
Money Market Fund                              2.56%   5.02%   4.75%

Money Fund Report Averages: 1/st/ Tier Taxable 1.86%   4.40%   4.26%

Lipper Money Market Funds Average              2.04%   4.59%   4.42%

                  Average Yield as of June 30, 2002
Money Market Fund 7-Day Yield                                  1.62%

                   Growth of a $10,000 Investment Since 1992

                                    [CHART]

                               Money Fund Report Averages:
           Money Market Fund       1st Tier Taxable
           -----------------   ---------------------------
6/30/1992      $10,000                   $10,000
6/30/1993       10,319                    10,278
6/30/1994       10,643                    10,568
6/30/1995       11,199                    11,090
6/30/1996       11,823                    11,658
6/30/1997       12,457                    12,229
6/30/1998       13,152                    12,849
6/30/1999       13,835                    13,441
6/30/2000       14,636                    14,135
6/30/2001       15,514                    14,892
6/30/2002       15,911                    15,169

The Money Market Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Money Fund Report Averages: 1st Tier Taxable is published by iMoneyNet, Inc., an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of funds within the money market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Seeks to maximize current income for investors while preserving capital and liquidity.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

Corporate Notes                             60%
Commercial Paper                            25%
U.S. Government & Agency Obligations         6%
Certificates of Deposit                      3%
Asset-Backed Securities                      2%
Other                                        4%




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                           Intentionally Left Blank

                          Select Emerging Markets Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                            Value
      Shares                                               (Note 2)
----------------------------------------------------------------------
COMMON STOCKS - 80.6%

              Brazil - 6.3%
       9,380  Brasil Telecom Participacoes SA,
              ADR (a)                                   $      265,548
     328,556  Brasil Telecom S.A.                                1,084
      27,350  Companhia Brasileira de Distribuicao
              Grupo Pao de Acucar, ADR                         486,556
      24,500  Companhia Cervejaria Brahma, ADR (a)             380,730
   4,216,674  Companhia de Saneamento Basico do Estado
              do Sao Paulo                                     148,849
      15,870  Companhia Vale Do Rio Doce, Sponsored
              ADR                                              411,826
      21,600  Embraer - Empresa Brasileira de
              Aeronautica SA, ADR                              462,240
      61,055  Petroleo Brasileiro SA, Sponsored ADR          1,055,989
      28,209  Tele Norte Leste Participacoes SA, ADR           280,680
       2,100  Telecomunicacoes Brasileiras SA, ADR                   7
                                                        --------------
                                                             3,493,509
                                                        --------------

              Chile - 0.8%
      24,600  Banco Santiago, ADR (a)                          426,810
                                                        --------------
              China - 1.0%
     842,000  Angang New Steel Co., Ltd.                       127,395
   1,365,700  China Petroleum and Chemical Corp.,
              (Sinopec)*                                       243,368
     865,000  Petrochina Co., Ltd.                             184,072
                                                        --------------
                                                               554,835
                                                        --------------

              Czech Republic - 0.4%
       4,520  Komercni Banka AS*                               229,969
           1  Komercni Banka AS, Sponsored GDR*                     17
                                                        --------------
                                                               229,986
                                                        --------------

              Hong Kong - 3.4%
     214,000  China Merchants China Direct
              Investments, Ltd.                                164,630
       9,700  China Mobile (Hong Kong) Ltd., ADR*              141,814
     377,500  China Telecom, Ltd.*                           1,118,042
     204,281  Cosco Pacific, Ltd.                              162,383
     144,000  Shanghai Industrial Holdings Ltd., ADR           277,862
                                                        --------------
                                                             1,864,731
                                                        --------------

              Hungary - 0.7%
       3,420  Gedeon Richter Rt., GDR                          195,916
      11,270  Matav Rt., Sponsored ADR (a)                     180,320
                                                        --------------
                                                               376,236
                                                        --------------

              India - 3.6%
      13,500  Doctor Reddy's Laboratories, Ltd.,
              ADR* (a)                                         261,900
      28,500  ITC, Ltd., Sponsored GDR                         366,225
      23,500  Ranbaxy Laboratories, Ltd., Sponsored
              GDR                                              424,321
      24,700  Reliance Industries, Ltd., GDR (b)               272,488
      35,000  Satyam Computer Services, Ltd., ADR*             366,450
      31,600  State Bank of India, GDR                         311,096
                                                        --------------
                                                             2,002,480
                                                        --------------

              Indonesia - 1.5%
     243,500  PT Hanjaya Mandala Sampoerna Tbk          $      114,591
   1,660,280  PT Telekomunikasi                                714,585
                                                        --------------
                                                               829,176
                                                        --------------

              Israel - 1.0%
      39,575  Check Point Software Technologies,
              Ltd.* (a)                                        536,637
                                                        --------------

              Malaysia - 4.9%
      10,000  Arab Malaysian Finance Berhad                     13,158
     168,000  Commerce Asset - Holding Berhad                  362,527
     105,000  Genting Berhad                                   403,420
      14,000  Malaysian Pacific Industries Berhad               55,632
      89,000  Maxis Communications Berhad*                     102,116
     484,000  PLUS Expressways Berhad*                         292,947
     377,000  Public Bank Berhad                               343,258
     253,000  Resorts World Berhad                             705,743
     146,000  Road Builder (M) Holdings Berhad                 207,481
     118,000  Telekom Malaysia Berhad                          246,868
                                                        --------------
                                                             2,733,150
                                                        --------------

              Mexico - 10.8%
     174,000  Alfa SA de CV*                                   293,138
      21,950  America Movil SA de CV, ADR*                     294,130
      13,185  Apasco S.A.                                       77,348
       7,000  Coca-Cola Femsa, SA de CV                        168,000
   1,195,655  Grupo Financiero Bancomer SA, Class O*           974,818
      73,300  Grupo Financiero Banorte, Class O*               168,693
     213,765  Grupo Modelo SA de CV                            501,621
      21,800  Grupo Televisa SA, Sponsored GDR* (a)            814,884
      56,700  Organizacion Soriana SA de C.V., Class
              B*                                               141,013
      53,925  Telefonos de Mexico, Sponsored ADR (a)         1,729,914
      22,100  Tubos de Acero de Mexico SA                      203,320
     265,935  Wal-Mart de Mexico, Series C*                    613,379
                                                        --------------
                                                             5,980,258
                                                        --------------

              Russia - 5.4%
      62,200  Gazprom, ADR                                     607,445
      10,570  Lukoil Holding, Sponsored ADR (a)                685,714
       4,600  Mobile Telesystems                               139,334
      47,740  Surgutneftegaz, Sponsored ADR                    927,349
      46,950  Unified Energy Systems, GDR                      468,561
       7,800  Vimpel-Communications, ADR*                      198,588
                                                        --------------
                                                             3,026,991
                                                        --------------

              South Africa - 10.1%
     189,700  ABSA Group, Ltd.                                 593,552
     520,800  African Bank Investments, Ltd.                   301,127
      28,000  Anglo American Industrial Corp.                  464,027
      27,730  Anglo American Platinum Corp., Ltd.            1,082,210
       1,100  Anglogold, Ltd.                                   58,087
      51,500  Barloworld, Ltd.                                 312,646
     250,200  M-Cell, Ltd.*                                    282,075
     148,600  Naspers, Ltd., Class N                           269,204

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                          Select Emerging Markets Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                            Value
      Shares                                               (Note 2)
----------------------------------------------------------------------
              South Africa (continued)
      77,510  Sappi, Ltd.                               $    1,083,008
     110,650  Sasol, Ltd.                                    1,172,879
                                                        --------------
                                                             5,618,815
                                                        --------------
              South Korea - 21.1%
      27,200  Daishin Securities Co.                           422,810
      75,150  Good Morning Securities Co.*                     359,818
      14,400  Hanjin Transportation Co., Ltd.                  187,930
       7,700  Hyundai Department Store Co., Ltd.               234,905
      28,900  Hyundai Motor Co., Ltd.                          868,442
      26,182  Kookmin Bank                                   1,271,013
       9,625  Kookmin Bank, ADR*                               473,069
      21,900  Koram Bank*                                      195,698
      15,600  Korea Electric Power Corp.                       285,287
       8,700  KT Corp., ADR (a)                                188,355
       7,800  LG Chem, Ltd.                                    282,045
       4,800  Pohang Iron & Steel Co., Ltd.                    532,668
      14,370  Pohang Iron & Steel Co., Ltd., ADR               391,870
       5,300  Samsung Electro-Mechanics Co.                    256,850
      12,983  Samsung Electronics Co.                        3,550,630
      33,620  Shinhan Financial Group, Ltd.                    475,094
       1,900  Shinsegae Co., Ltd.                              322,195
       6,250  Sk Telecom Co., Ltd.                           1,400,146
                                                        --------------
                                                            11,698,825
                                                        --------------

              Taiwan - 4.1%
      70,999  Advanced Semiconducter Engineering,
              Inc., ADR*                                       230,747
      88,485  Asustek Computer, Inc., GDR*                     266,181
     132,701  Far Eastern Textile, Ltd., GDR                   585,875
      60,700  Fubon Insurance Co., GDR (a)                     606,836
      43,340  Hon Hai Precision Industry Co., Ltd              354,153
      27,148  Siliconware Precision Industries Co.,
              GDR* (a)                                          93,661
      18,300  United Microelectronics Corp., ADR* (a)          134,505
                                                        --------------
                                                             2,271,958
                                                        --------------

              Thailand - 3.2%
     496,100  Advanced Info Services Plc                       477,496
     241,000  Land and House Plc*                              455,201
      11,400  Siam Cement Co., Ltd.                            295,149
     399,100  Siam Commercial Bank Plc*                        280,887
     330,000  Thai Farmers Bank Public Co., Ltd.*              264,000
                                                        --------------
                                                             1,772,733
                                                        --------------
              Turkey - 2.3%
  11,688,000  Anadolu Efes Biracilik ve Malt Sanayii
              AS*                                              229,085
  74,758,664  Haci Omer Sabanci Holding, AS*                   186,897
  13,142,700  Koc Holdings AS*                                 128,798
  53,447,176  Turkcell Iletisim Hizmetleri AS*                 235,168
 130,768,000  Turkiye Garanti Bankasi AS*                      156,922
  52,985,560  Turkiye Is Bankasi, Class C*                     137,762
 197,270,324  Yapi ve Kredi Bankasi AS*                        197,270
                                                        --------------
                                                             1,271,902
                                                        --------------
              Total Common Stocks                           44,689,032
                                                        --------------
              (Cost $45,104,194)

PREFERRED STOCKS - 2.5%

              Brazil - 1.0%
  35,941,921  Banco Bradesco SA                         $      140,174
   5,007,000  Banco Itau SA                                    283,396
  13,708,000  Gerdau, S.A.                                     142,563
                                                        --------------
                                                               566,133
                                                        --------------

              South Korea - 1.5%
       4,800  LG Electronics Investment Ltd.                    59,252
      43,200  LG Electronics, Inc.*                            732,568
                                                        --------------
                                                               791,820
                                                        --------------
              Total Preferred Stocks                         1,357,953
                                                        --------------
              (Cost $1,537,983)

WARRANTS - 12.4%

              India - 2.3%
      17,000  Bajaj Auto, Ltd., 1/21/03*                       176,766
      57,450  Hindustan Lever, Ltd., 06/05/03                  227,571
      11,900  Housing Development Finance Corp., Ltd.,
              08/07/02                                         158,782
      10,350  Infosys Technologies, Ltd., 04/08/04             695,484
                                                        --------------
                                                             1,258,603
                                                        --------------

              South Korea - 2.0%
       4,100  Samsung Electronics Co., Ltd.                  1,117,299
                                                        --------------

              Taiwan - 8.1%
     213,000  Advanced Semiconductor Engineering,
              Inc., 11/27/02                                   141,517
      68,000  Ambit Microsystems Corp., 09/16/02               336,206
     223,000  Compeq Manufacturing Co., Ltd.,
              11/12/02*                                        206,899
     246,000  Formosa Plastics Corp., 11/12/02*                223,835
     210,000  Siliconware Precision Industries Co.,
              11/07/03                                         189,000
     944,128  Taiwan Semiconductor Manufacturing Co.,
              Ltd., 02/05/03*                                2,108,144
      27,459  Taiwan Semiconductor Manufacturing Co.,
              Ltd., 02/18/03                                    55,467
      37,000  Taiwan Semiconductor Manufacturing Co.,
              Ltd., 06/17/03                                    82,617
     290,000  Unimicron Technology Corp., 03/14/03             270,628
     580,186  United Microelectronics Corp., 12/03/03          693,438
     169,010  United Microelectronics Corp., 2/18/03           201,122
                                                        --------------
                                                             4,508,873
                                                        --------------
              Total Warrants                                 6,884,775
                                                        --------------
              (Cost $7,544,214)

Total Investments - 95.5%                                   52,931,760
                                                        --------------
(Cost $54,186,391)
Net Other Assets and Liabilities - 4.5%                      2,481,810
                                                        --------------
Total Net Assets - 100.0%                               $   55,413,570
                                                        ==============


________________________________________
*    Non-income producing security.

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                          Select Emerging Markets Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

(a) All or a portion of this security is out on loan at June 30, 2002; the value of the securities loaned amounted to $5,113,490. The value of collateral amounted to $5,425,937 which consisted of cash equivalents.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2002, these securities amounted to $272,488 or 0.5% of net assets.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost on investment securities for tax purposes was $54,186,391. Net unrealized appreciation (depreciation) aggregated $(1,254,631), of which $5,057,779 related to appreciated investment securities and $(6,312,410) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $43,076,081 and $38,107,953 of non-governmental issuers, respectively.

          Industry Concentration of Investments
             as a Percentage of Net Assets:

Aerospace & Defense                                   0.8%
Automotive                                            1.9
Banking                                              10.5
Beverages, Food & Tobacco                             3.3
Building Materials                                    1.2
Chemicals                                             1.4
Commercial Services                                   0.3
Communications                                        4.2
Computer Software & Processing                        0.7
Computers & Information                               3.3
Electric Utilities                                    1.4
Electrical Equipment                                  2.1
Electronics                                          16.9
Entertainment & Leisure                               2.0
Financial Services                                    5.4
Food Retailers                                        0.9
Forest Products & Paper                               1.9
Household Products                                    0.4
Industrial                                            0.7
Industrial - Diversified                              1.0
Insurance                                             1.1
Media - Broadcasting & Publishing                     1.9
Metals                                                3.3
Mining                                                2.9
Oil & Gas                                             7.1
Pharmaceuticals                                       1.6
Real Estate                                           0.8
Retailers                                             3.7
Securities Broker                                     1.4
Telephone Systems                                    10.2
Transportation                                        1.2
Net Other Assets and Liabilities                      4.5
                                                    -----
Total                                               100.0%
                                                    =====

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                         Select Aggressive Growth Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
     Shares                                               (Note 2)
---------------------------------------------------------------------
COMMON STOCKS - 93.1%

             Aerospace & Defense - 4.0%
     17,050  Alliant Techsystems, Inc.*                $    1,087,790
     23,900  Boeing Co.                                     1,075,500
     12,800  DRS Technologies, Inc.*                          547,200
     26,400  Edo Corp. (a)                                    752,400
     83,000  Lockheed Martin Corp.                          5,768,500
     52,300  Northrop Grumman Corp. (a)                     6,537,500
                                                       --------------
                                                           15,768,890
                                                       --------------
             Apparel Retailers - 3.3%
     38,380  Aeropostale, Inc.* (a)                         1,050,461
     35,450  AnnTaylor Stores Corp.*                          900,075
     51,752  Chico's FAS, Inc.* (a)                         1,879,614
     23,700  Hot Topic, Inc.* (a)                             633,027
    105,000  Kohls Corp.*                                   7,358,400
      8,600  Timberland Co.*                                  308,052
     17,200  Too, Inc.*                                       529,760
                                                       --------------
                                                           12,659,389
                                                       --------------

             Automotive - 1.6%
     52,500  AutoNation, Inc.*                                761,250
     57,100  Harley-Davidson, Inc. (a)                      2,927,517
     32,500  ITT Industries, Inc.                           2,294,500
      3,700  Sonic Automotive, Inc.* (a)                       95,275
                                                       --------------
                                                            6,078,542
                                                       --------------

             Banking - 4.2%
     16,100  Allied Irish Banks Plc                           213,492
     72,600  Banc One Corp.                                 2,793,648
     15,800  Bank of America Corp.                          1,111,688
     20,700  Capital One Financial Corp.                    1,263,735
     29,200  Charter One Financial, Inc.                    1,003,896
     17,100  First Tennessee National Corp.                   654,930
      9,300  M & T Bank Corp. (a)                             797,568
     73,100  MBNA Corp.                                     2,417,417
     35,900  National City Corp.                            1,193,675
     18,100  North Fork Bancorp., Inc.                        720,561
     42,100  Regions Financial Corp.                        1,479,815
      6,000  Royal Bank of Canada                             207,455
     29,900  Wachovia Corp.                                 1,141,582
     29,000  Wells Fargo & Co.                              1,451,740
                                                       --------------
                                                           16,451,202
                                                       --------------

             Beverages, Food & Tobacco - 4.6%
     34,800  Coca-Cola Co.                                  1,948,800
     21,900  Coca-Cola Enterprises, Inc.                      483,552
     22,200  Conagra, Inc.                                    613,830
     17,600  Cott Corp.*                                      334,224
     10,000  International Multifoods Corp.*                  260,000
     37,300  Kraft Foods, Inc.                              1,527,435
     32,200  McCormick & Co., Inc.                            829,150
     52,200  Pepsi Bottling Group, Inc.                     1,607,760
    116,700  PepsiCo, Inc.                                  5,624,940
     93,300  Starbucks Corp.*                               2,318,505
      7,600  Supervalu, Inc.                                  186,428

             Beverages, Food & Tobacco (continued)
     25,900  Tyson Foods, Inc.                         $      401,709
     21,300  Unilever NV, (NY shares) ADR                   1,380,240
      4,200  Wrigley (Wm.) Jr. Co.                            232,470
                                                       --------------
                                                           17,749,043
                                                       --------------

             Chemicals - 1.1%
     18,700  Georgia Gulf Corp.                               494,428
     15,000  Olin Corp.                                       332,250
     58,300  Praxair, Inc.                                  3,321,351
                                                       --------------
                                                            4,148,029
                                                       --------------

             Commercial Services - 2.5%
     54,050  Apollo Group, Inc.* (a)                        2,130,651
     10,700  ChoicePoint, Inc.*                               486,529
      8,800  Cintas Corp. (a)                                 434,984
     26,200  Concord EFS, Inc.*                               789,668
     21,500  Dun & Bradstreet Corp.*                          710,575
     11,200  Ecolab, Inc.                                     517,776
        300  FTI Consulting, Inc.*                             10,503
        700  Hewitt Associates, Inc.*                          16,310
     18,200  Moody's Corp.                                    905,450
     36,600  Quest Diagnostics, Inc.* (a)                   3,149,430
     16,200  Valassis Communications, Inc.*                   591,300
                                                       --------------
                                                            9,743,176
                                                       --------------

             Communications - 1.0%
     85,800  AOL Time Warner, Inc.*                         1,262,118
     17,100  L-3 Communications Holdings, Inc.* (a)           923,400
     71,900  Nokia Oyj Corp., Sponsored ADR                 1,041,112
     27,400  Rockwell Collins, Inc.                           751,308
                                                       --------------
                                                            3,977,938
                                                       --------------

             Computer Software & Processing - 4.0%
     33,300  Adobe Systems, Inc.                              949,050
      7,300  Electronic Arts, Inc.*                           482,165
     14,100  Emulex Corp.* (a)                                317,391
     42,600  Intuit, Inc.*                                  2,118,072
    199,200  Microsoft Corp.*                              10,896,240
     40,000  Oracle Corp.*                                    378,800
     33,400  Rational Software Corp.*                         274,214
     16,100  VERITAS Software Corp.*                          318,619
                                                       --------------
                                                           15,734,551
                                                       --------------

             Computers & Information - 3.5%
    357,500  Cisco Systems, Inc.*                           4,987,125
    150,300  Dell Computer Corp.*                           3,928,842
    126,100  EMC Corp.*                                       952,055
    209,700  Hewlett-Packard Co.                            3,204,216
     19,200  ProQuest Co.*                                    681,600
                                                       --------------
                                                           13,753,838
                                                       --------------

             Containers & Packaging - 0.4%
     14,300  Ball Corp.                                       593,164
     24,500  Silgan Holdings, Inc.*                           990,780
                                                       --------------
                                                            1,583,944
                                                       --------------

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                         Select Aggressive Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
     Shares                                               (Note 2)
---------------------------------------------------------------------
             Cosmetics & Personal Care - 1.9%
     10,000  Alberto-Culver Co., Class B (a)           $      478,000
     19,400  Avon Products, Inc.                            1,013,456
     95,700  Gillette Co.                                   3,241,359
     52,600  Playtex Products, Inc.*                          681,170
     20,900  Procter & Gamble Co.                           1,866,370
                                                       --------------
                                                            7,280,355
                                                       --------------

             Education - 0.8%
     29,900  Career Education Corp.*                        1,345,500
     57,700  Corinthian Colleges, Inc.*                     1,955,453
                                                       --------------
                                                            3,300,953
                                                       --------------
             Electronics - 4.3%
     30,700  Analog Devices, Inc.*                            911,790
    151,400  Intel Corp.                                    2,766,078
     16,800  KLA-Tencor Corp.* (a)                            739,032
     29,000  Maxim Integrated Products, Inc.*               1,111,570
    106,750  Microchip Technology, Inc.*                    2,928,153
     34,700  Molex, Inc. (a)                                1,163,491
     23,000  National Semiconductor Corp.*                    670,910
     57,300  STMicroelectronics NV                          1,394,109
    110,000  Taiwan Semiconductor Manufacturing Co.,
             ADR* (a)                                       1,430,000
    147,600  Texas Instruments, Inc.                        3,498,120
                                                       --------------
                                                           16,613,253
                                                       --------------

             Entertainment & Leisure - 1.2%
     39,600  Hollywood Entertainment Corp.*                   818,928
     33,000  Mattel, Inc.                                     695,640
      6,600  Mega Bloks, Inc.*                                 85,412
     25,840  Mega Bloks, Inc.* (b)                            334,402
     81,700  Westwood One, Inc.*                            2,730,414
                                                       --------------
                                                            4,664,796
                                                       --------------

             Financial Services - 2.6%
     94,600  American Express Co.                           3,435,872
    154,300  Citigroup, Inc.                                5,979,125
     30,000  Credit Saison                                    712,170
                                                       --------------
                                                           10,127,167
                                                       --------------

             Food Retailers - 0.2%
     16,200  Whole Foods Market, Inc.*                        781,164
                                                       --------------
             Forest Products & Paper - 1.5%
     63,000  International Paper Co.                        2,745,540
     42,700  Pactiv Corp.*                                  1,016,260
     29,800  Weyerhaeuser Co.                               1,902,730
                                                       --------------
                                                            5,664,530
                                                       --------------

             Health Care Providers - 3.8%
     31,200  Coventry Health Care, Inc.*                      886,704
     72,800  HCA - The Healthcare Corporation               3,458,000
     44,600  Laboratory Corp. of America
             Holdings* (a)                                  2,035,990
     20,500  Odyssey Healthcare, Inc.*                        736,565
      7,900  Patterson Dental Co.*                            397,607

             Health Care Providers (continued)
     16,000  Tenet Healthcare Corp.*                   $    1,144,800
     31,900  Triad Hospitals Holdings, Inc.* (a)            1,351,922
     36,100  United Surgical Partners International,
             Inc.*                                          1,118,378
     16,200  Universal Health Services, Inc.*                 793,800
     35,500  Wellpoint Health Networks, Inc.* (a)           2,762,255
                                                       --------------
                                                           14,686,021
                                                       --------------

             Heavy Machinery - 1.1%
     75,900  Applied Materials, Inc.*                       1,443,618
     12,000  Engineered Support Systems, Inc.                 627,600
     13,100  Pentair, Inc.                                    629,848
     21,300  Smith International, Inc.* (a)                 1,452,447
                                                       --------------
                                                            4,153,513
                                                       --------------

             Home Construction, Furnishings &
             Appliances - 0.4%
     16,800  Harman International Industries, Inc.            827,400
     11,600  Toll Brothers, Inc.* (a)                         339,880
      6,300  Whirlpool Corp.                                  411,768
                                                       --------------
                                                            1,579,048
                                                       --------------

             Household Products - 0.2%
     26,300  Newell Rubbermaid, Inc.                          922,078
                                                       --------------

             Industrial - Diversified - 1.4%
     31,800  3M Co.                                         3,911,400
     39,800  General Electric Co.                           1,156,190
      4,700  Illinois Tool Works, Inc.                        321,010
                                                       --------------
                                                            5,388,600
                                                       --------------

             Insurance - 6.2%
     25,500  AMBAC Financial Group, Inc.                    1,713,600
     96,600  American International Group, Inc.             6,591,018
     54,300  Anthem, Inc.* (a)                              3,664,164
     16,400  Fidelity National Financial, Inc.                518,240
     50,100  Hartford Financial Services Group, Inc.        2,979,447
     35,600  Health Net, Inc.* (a)                            953,012
     60,900  Humana, Inc.*                                    951,867
      4,300  LabOne, Inc.*                                    111,757
     55,400  Mid Atlantic Medical Services, Inc.*           1,736,790
     13,500  Trigon Healthcare, Inc.*                       1,357,830
      8,800  UnitedHealth Group, Inc.                         805,640
     33,700  XL Capital, Ltd., Class A (a)                  2,854,390
                                                       --------------
                                                           24,237,755
                                                       --------------

             Lodging - 0.7%
     72,600  Marriott International, Inc., Class A          2,762,430
                                                       --------------

             Media - Broadcasting & Publishing - 5.5%
     19,800  Clear Channel Communications, Inc.*              633,996
     19,600  E.W. Scripps Co.                               1,509,200
      9,300  Gannett Co., Inc.                                705,870
     79,900  New York Times Co., Class A                    4,114,850
     22,900  Tribune Co.                                      996,150
     82,800  Univision Communications, Inc.* (a)            2,599,920

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                         Select Aggressive Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
     Shares                                               (Note 2)
---------------------------------------------------------------------
             Media - Broadcasting &
             Publishing (continued)
     57,300  USA Networks, Inc.* (a)                   $    1,343,685
    218,300  Viacom, Inc., Class B*                         9,685,971
                                                       --------------
                                                           21,589,642
                                                       --------------

             Medical Supplies - 1.4%
     61,900  Baxter International, Inc.                     2,751,455
     11,000  Dentsply International, Inc.                     406,010
      8,300  Omnicare, Inc.                                   217,958
     19,600  Schein (Henry), Inc.*                            872,200
     13,400  St. Jude Medical, Inc.*                          989,590
      9,300  Varian Medical Systems, Inc.*                    377,115
                                                       --------------
                                                            5,614,328
                                                       --------------

             Metals - 1.0%
     41,300  AngloGold Limited, ADR (a)                     1,077,104
     16,800  Freeport-McMoRan Copper & Gold, Inc.,
             Class B* (a)                                     299,880
     64,300  Gold Field Ltd. - ADR                            721,446
     12,300  Inco, Ltd.*                                      278,472
     20,100  Newmont Mining Corp. (a)                         529,233
     42,000  Placer Dome, Inc.                                470,820
     10,000  Quanex Corp.                                     437,000
                                                       --------------
                                                            3,813,955
                                                       --------------

             Oil & Gas - 4.1%
     33,600  BJ Services Co.*                               1,138,368
     28,500  Ensco International, Inc. (a)                    776,910
     49,500  Exxon Mobil Corp.                              2,025,540
     22,800  GlobalSantaFe Corp.                              623,580
     31,800  Nabors Industries, Ltd.*                       1,122,540
     44,800  National-Oilwell, Inc.*                          943,040
     35,200  Noble Corp.*                                   1,358,720
     35,900  Ocean Energy, Inc.                               777,953
     46,200  Pride International Inc.*                        723,492
     36,000  Rowan Cos., Inc.                                 772,200
     86,300  Schlumberger, Ltd.                             4,012,950
     13,600  Transocean Sedco Forex, Inc.                     423,640
     29,500  Weatherford International Ltd.* (a)            1,274,400
                                                       --------------
                                                           15,973,333
                                                       --------------
             Pharmaceuticals - 7.4%
     80,400  Abbott Laboratories                            3,027,060
     51,600  AmerisourceBergen Corp. (a)                    3,921,600
     72,600  Amgen, Inc.*                                   3,040,488
     85,200  Genentech, Inc.*                               2,854,200
     74,200  Johnson & Johnson                              3,877,692
     39,100  Medimmune, Inc.*                               1,032,240
     48,500  NBTY, Inc.*                                      750,780
     79,300  Pfizer, Inc.                                   2,775,500
     64,100  Pharmacia Corp.                                2,400,545
     58,500  Sepracor, Inc.* (a)                              558,675
     89,900  Wyeth Corp.                                    4,602,880
                                                       --------------
                                                           28,841,660
                                                       --------------

             Real Estate - 0.1%
     10,300  The St. Joe Co.                           $      309,206
                                                       --------------

             Restaurants - 2.0%
     26,400  CEC Entertainment, Inc.*                       1,090,320
     26,800  McDonald's Corp.                                 762,460
     55,700  Outback Steakhouse, Inc.*                      1,955,070
     21,800  P.F. Chang's China Bistro, Inc.* (a)             684,956
     36,800  Wendy's International, Inc.                    1,465,744
     63,400  Yum! Brands, Inc.*                             1,854,450
                                                       --------------
                                                            7,813,000
                                                       --------------

             Retailers - 11.5%
      5,900  99 Cents Only Stores*                            151,335
     11,400  A.C. Moore Arts & Crafts, Inc.*                  539,790
      3,700  Advanced Auto Parts, Inc.*                       201,687
    182,300  Bed Bath & Beyond, Inc. (a)                    6,880,002
     19,900  Cost Plus, Inc.* (a)                             606,134
     59,800  Costco Wholesale Corp.*                        2,309,476
     41,900  CSK Auto Corp.* (a)                              584,086
     62,800  eBay, Inc.* (a)                                3,869,736
      5,900  Fastenal Co. (a)                                 227,209
     30,800  Hancock Fabrics, Inc.                            572,264
     41,200  Home Depot, Inc.                               1,513,276
     43,900  Linens 'N Things, Inc.*                        1,440,359
    111,400  Lowes Cos., Inc. (a)                           5,057,560
     21,800  Michaels Stores, Inc.*                           850,200
     39,700  Movie Gallery, Inc.*                             838,464
     40,660  PETCO Animal Supplies, Inc.*                   1,012,841
     95,400  Petsmart, Inc.*                                1,530,216
     63,925  Sears Roebuck & Co.                            3,471,128
    106,000  Tiffany & Co.                                  3,731,200
      7,200  Tractor Supply Co.*                              511,128
     82,100  Tuesday Morning Corp.*                         1,523,776
     98,400  Wal-Mart Stores, Inc.                          5,412,984
     62,400  Williams-Sonoma, Inc.* (a)                     1,913,184
                                                       --------------
                                                           44,748,035
                                                       --------------

             Securities Broker - 2.0%
     52,600  Goldman Sachs and Co.                          3,858,210
     75,400  Merrill Lynch & Co., Inc.                      3,053,700
     19,000  Morgan Stanley Dean Witter & Co.                 818,520
                                                       --------------
                                                            7,730,430
                                                       --------------

             Telephone Systems - 0.9%
    234,200  Liberty Media Group, Class A*                  2,342,000
     49,000  PT Telekomunikasi Indonesia, ADR                 431,200
     21,900  SK Telecom Co., Ltd., ADR                        542,901
                                                       --------------
                                                            3,316,101
                                                       --------------

             Transportation - 0.7%
     44,474  Heartland Express, Inc.*                       1,064,263
     26,600  J.B. Hunt Transport Services, Inc.*              785,232
      8,100  Roadway Corp.                                    291,033

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                         Select Aggressive Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Value
     Shares                                                     (Note 2)
---------------------------------------------------------------------------
             Transportation (continued)
      8,500  Ryder System, Inc.                           $      230,265
     11,600  Yellow Corp.*                                       375,840
                                                          --------------
                                                               2,746,633
                                                          --------------
             Total Common Stocks                             362,306,528
                                                          --------------
             (Cost $389,582,492)

Par Value
---------

U.S. GOVERNMENT AND AGENCY OBLIGATION (c) - 5.5%

             Fannie Mae - 5.5%
$21,665,000  1.90%, 07/01/02                                  21,662,713
                                                          --------------
             Total U.S. Government and Agency Obligation      21,662,713
                                                          --------------
             (Cost $21,662,713)

Total Investments - 98.6%                                    383,969,241
                                                          --------------
(Cost $411,245,205)
Net Other Assets and Liabilities - 1.4%                        5,294,279
                                                          --------------
Total Net Assets - 100.0%                                 $  389,263,520
                                                          ==============

_____________________
*    Non-income producing security.
(a) All or a portion of this security is out on loan at June 30, 2002; the value of the securities loaned amounted to $49,564,198. The value of collateral amounted to $51,026,602 which consisted of cash equivalents.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2002, these securities amounted to $334,402 or 0.1% of net assets.
(c)  Effective yield at time of purchase.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $411,245,205. Net unrealized appreciation (depreciation) aggregated $(27,275,964), of which $14,521,407 related to appreciated investment securities and $(41,797,371) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $357,899,305 and $416,404,488 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                        Select Capital Appreciation Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                          Value
    Shares                                               (Note 2)
--------------------------------------------------------------------
COMMON STOCKS - 98.9%

            Advertising - 2.1%
  116,000   Catalina Marketing Corp.* (a)             $    3,273,520
  130,000   Lamar Advertising Company*                     4,837,300
                                                      --------------
                                                           8,110,820
                                                      --------------

            Apparel Retailers - 1.2%
   67,500   American Eagle Outfitters, Inc.* (a)           1,426,950
   74,000   Ross Stores, Inc.                              3,015,500
                                                      --------------
                                                           4,442,450
                                                      --------------

            Automotive - 1.5%
   83,000   ITT Industries, Inc.                           5,859,800
                                                      --------------

            Banking - 1.2%
   58,000   Capital One Financial Corp.                    3,540,900
   34,500   Silicon Valley Bancshares*                       909,420
                                                      --------------
                                                           4,450,320
                                                      --------------

            Beverages, Food & Tobacco - 1.3%
  164,000   Starbucks Corp.*                               4,075,400
   38,400   Sysco Corp.                                    1,045,248
                                                      --------------
                                                           5,120,648
                                                      --------------

            Chemicals - 0.9%
   33,600   Agrium, Inc.                                     315,840
   48,000   Potash Corp. of Saskatchewan, Inc. (a)         3,201,600
                                                      --------------
                                                           3,517,440
                                                      --------------

            Commercial Services - 14.2%
   36,900   Apollo Group, Inc.* (a)                        1,454,598
  104,000   BISYS Group, Inc.*                             3,463,200
  114,000   Celestica, Inc.*                               2,588,940
  161,000   Certegy, Inc.*                                 5,974,710
  108,000   ChoicePoint, Inc.* (a)                         4,910,760
  173,000   Concord EFS, Inc.*                             5,214,220
  120,000   Convergys Corp.* (a)                           2,337,600
   38,800   Hewitt Associates, Inc.*                         904,040
  141,000   Iron Mountain, Inc.* (a)                       4,349,850
  264,000   KPMG Consulting, Inc.*                         3,923,040
  153,000   Manpower, Inc.                                 5,622,750
  150,300   Republic Services, Inc.*                       2,866,221
  235,000   Robert Half International, Inc.*               5,475,500
  128,000   Ticketmaster, Class B*                         2,394,880
  112,000   Viad Corp.                                     2,912,000
   23,900   WebMD Corp.*                                     134,557
                                                      --------------
                                                          54,526,866
                                                      --------------

            Communications - 3.7%
  162,000   Ciena Corp.*                                     678,780
   69,000   L-3 Communications Holdings, Inc.* (a)         3,726,000
   69,000   Mercury Interactive Corp. (a)                  1,584,240
  203,000   Nextel Communications, Inc., Class A*            651,630

            Communications (continued)
  218,100   Rockwell Collins, Inc.                    $    5,980,302
  168,600   Rogers Communications, Inc.                    1,510,116
                                                      --------------
                                                          14,131,068
                                                      --------------

            Computer Software & Processing - 9.4%
   69,300   Adobe Systems, Inc.                            1,975,050
  189,000   Affiliated Computer Services, Class A* (a)     8,973,720
   81,000   Brocade Communications Systems, Inc.*          1,415,880
  245,000   Ceridian Corp.*                                4,650,100
  127,500   Citrix Systems, Inc.* (a)                        770,100
   63,000   DST Systems, Inc.*                             2,879,730
   31,300   Electronic Arts, Inc.* (a)                     2,067,365
   59,600   Fiserv, Inc.*                                  2,187,916
   82,000   Internet Security Systems, Inc.* (a)           1,075,840
   56,300   Intuit, Inc.*                                  2,799,236
  111,000   Networks Associates, Inc.* (a)                 2,138,970
   91,000   RealNetworks, Inc.*                              370,370
    2,300   SmartForce, Plc, ADR* (a)                          7,820
   80,800   SunGard Data Systems, Inc.*                    2,139,584
  126,400   VeriSign, Inc.* (a)                              908,816
   81,000   VERITAS Software Corp.*                        1,602,990
                                                      --------------
                                                          35,963,487
                                                      --------------

            Computers & Information - 0.9%
   80,800   Informatica Corp.*                               572,872
   52,300   Lexmark International Group, Inc.*             2,845,120
   19,300   Perot Systems Corp., Class A*                    210,177
                                                      --------------
                                                           3,628,169
                                                      --------------

            Electrical Equipment - 0.6%
   39,000   Teleflex, Inc.                                 2,228,850
                                                      --------------

            Electronics - 5.3%
   96,000   AVX Corp.                                      1,567,680
    9,000   Cabot Microelectronics Corp.* (a)                388,440
   64,200   Garmin, Ltd.*                                  1,415,610
   70,100   Intersil Corp., Class A* (a)                   1,498,738
  144,000   Jabil Circuit, Inc.*                           3,039,840
   45,400   KLA-Tencor Corp.*                              1,997,146
  232,000   Lattice Semiconductor Corp.*                   2,027,680
   16,000   Marvell Technology Group, Ltd.*                  318,240
   67,000   Maxim Integrated Products, Inc.*               2,568,110
   67,100   Molex Inc., Class A                            1,840,553
   42,300   Novellus Systems, Inc.* (a)                    1,438,200
   31,000   Sanmina Corp.*                                   195,610
   75,000   Semtech Corp.*                                 2,002,500
                                                      --------------
                                                          20,298,347
                                                      --------------

            Entertainment & Leisure - 0.2%
   25,000   Westwood One, Inc.*                              835,500
                                                      --------------

            Financial Services - 4.0%
  112,300   Franklin Resources, Inc.                       4,788,472
   36,500   Legg Mason, Inc.                               1,800,910

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                        Select Capital Appreciation Fund

         PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                          Value
   Shares                                               (Note 2)
--------------------------------------------------------------------

            Financial Services (continued)
   71,000   Nationwide Financial Services, Inc.       $    2,804,500
  269,000   Waddell & Reed Financial, Class A              6,165,480
                                                      --------------
                                                          15,559,362
                                                      --------------
            Food Retailers - 1.7%
  134,000   Whole Foods Market, Inc.* (a)                  6,461,480
                                                      --------------

            Health Care Providers - 5.2%
  122,000   Davita, Inc.*                                  2,903,600
  156,000   Health Management Associates, Inc.,
            Class A* (a)                                   3,143,400
  112,000   Laboratory Corp. of America Holdings* (a)      5,112,800
  200,000   Manor Care, Inc.* (a)                          4,600,000
   53,000   Wellpoint Health Networks, Inc.* (a)           4,123,930
                                                      --------------
                                                          19,883,730
                                                      --------------

            Heavy Machinery - 3.9%
   54,000   American Standard Companies, Inc.*             4,055,400
   65,000   Cooper Cameron Corp.* (a)                      3,147,300
  113,000   FMC Technologies, Inc.*                        2,345,880
   77,000   Smith International, Inc.* (a)                 5,250,630
                                                      --------------
                                                          14,799,210
                                                      --------------

            Insurance - 7.2%
   89,000   Anthem, Inc.* (a)                              6,005,720
   64,000   Mercury General Corp. (a)                      3,104,000
  104,000   Principal Financial Group*                     3,224,000
   58,000   Progressive Corp.                              3,355,300
   90,000   Protective Life Corp.                          2,979,000
  102,000   Radian Group, Inc.                             4,982,700
  104,000   The PMI Group, Inc.                            3,972,800
                                                      --------------
                                                          27,623,520
                                                      --------------

            Media - Broadcasting & Publishing - 1.5%
  208,500   Charter Communications, Inc., Class A*(a)        850,680
  115,400   Cox Radio, Inc.*                               2,781,140
   26,000   Entercom Communications Corp.* (a)             1,193,400
    8,600   Hispanic Broadcasting Corp.*                     224,460
   32,400   Rogers Communications, Inc., Class B*            296,136
   12,800   Univision Communications, Inc.* (a)              401,920
                                                      --------------
                                                           5,747,736
                                                      --------------

            Medical Supplies - 6.3%
   32,000   Allergan, Inc.                                 2,136,000
  209,000   Apogent Technologies, Inc.*                    4,299,130
   74,000   Danaher Corp. (a)                              4,909,900
  318,000   Omnicare, Inc.                                 8,350,680
   64,000   Roper Industries, Inc.                         2,387,200
   78,000   Waters Corp.*                                  2,082,600
                                                      --------------
                                                          24,165,510
                                                      --------------

            Oil & Gas - 7.2%
  172,000   BJ Services Co.*                               5,827,360
  104,000   Devon Energy Corp. (a)                         5,125,120

            Oil & Gas (continued)
  153,000   Diamond Offshore Drilling, Inc. (a)       $    4,360,500
  117,000   EOG Resources, Inc. (a)                        4,644,900
  242,000   Ocean Energy, Inc.                             5,244,140
  111,000   XTO Energy, Inc.                               2,286,600
                                                      --------------
                                                          27,488,620
                                                      --------------

            Personal Services - 0.9%
   84,000   Weight Watchers International, Inc.*           3,648,960
                                                      --------------

            Pharmaceuticals - 8.2%
   60,000   Abgenix, Inc.* (a)                               588,000
  112,000   Alkermes, Inc.* (a)                            1,793,120
   68,000   AmerisourceBergen Corp.                        5,168,000
   45,000   Biovail Corp.* (a)                             1,303,200
   69,000   Cephalon, Inc.* (a)                            3,118,800
  128,300   Gilead Sciences, Inc.* (a)                     4,218,504
   51,000   Human Genome Sciences, Inc.* (a)                 683,400
   62,000   Idec Pharmaceuticals Corp.* (a)                2,197,900
    4,700   Imclone Systems, Inc.* (a)                        40,866
   63,000   King Pharmaceuticals, Inc.*                    1,401,750
  128,000   Medimmune, Inc.*                               3,379,200
   61,000   Protein Design Labs, Inc.*                       662,460
   71,100   Sepracor, Inc.* (a)                              679,005
   78,500   Shire Pharmaceuticals Group, Plc,
            ADR* (a)                                       2,026,085
   54,000   Teva Pharmaceutical Industries, Ltd.,
            Sponsored ADR                                  3,606,120
   48,000   Vertex Pharmaceuticals, Inc.*                    781,440
                                                      --------------
                                                          31,647,850
                                                      --------------

            Restaurants - 0.6%
   64,000   Outback Steakhouse, Inc.*                      2,246,400
                                                      --------------

            Retailers - 6.7%
  106,000   Best Buy Co., Inc.*                            3,847,800
   63,000   BJ's Wholesale Club, Inc.* (a)                 2,425,500
  158,000   Dollar Tree Stores, Inc.*                      6,226,780
  172,000   Family Dollar Stores, Inc.                     6,063,000
   56,000   MSC Industrial Co., Class A*                   1,092,000
  125,000   O'Reilly Automotive, Inc.*                     3,445,000
  137,000   TJX Cos., Inc.                                 2,686,570
                                                      --------------
                                                          25,786,650
                                                      --------------

            Telephone Systems - 0.3%
  164,000   Triton PCS Holdings, Inc.* (a)                   639,600
  211,600   Western Wireless Corp., Class A* (a)             685,584
                                                      --------------
                                                           1,325,184
                                                      --------------

            Textiles, Clothing & Fabrics - 0.9%
   64,000   Coach, Inc.*                                   3,513,600
                                                      --------------

            Transportation - 1.8%
   22,400   Brunswick Corp.                                  627,200
   13,500   C.H. Robinson Worldwide, Inc.                    452,655

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                        Select Capital Appreciation Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                               Value
   Shares                                                     (Note 2)
---------------------------------------------------------------------------

            Transportation (continued)
    79,500  Expeditors International of Washington,
            Inc.                                          $    2,636,220
    91,000  Sabre Group Holdings, Inc.*                        3,257,800
                                                          --------------
                                                               6,973,875
                                                          --------------
            Total Common Stocks                              379,985,452
                                                          --------------
            (Cost $343,103,747)

Par Value
---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 1.7%

            Fannie Mae - 1.1%
$4,165,000  1.70%, 07/15/02                                    4,161,853
                                                          --------------

            Freddie Mac - 0.6%
 2,293,000  1.88%, 07/01/02                                    2,292,761
                                                          --------------
            Total U.S. Government and Agency Obligations       6,454,614
                                                          --------------
            (Cost $6,454,614)

Total Investments - 100.6%                                   386,440,066
                                                          --------------
(Cost $349,558,361)
Net Other Assets and Liabilities - (0.6)%                     (2,473,112)
                                                          --------------
Total Net Assets - 100.0%                                 $  383,966,954
                                                          ==============

______________________
*    Non-income producing security.
(a) All or a portion of this security is out on loan at June 30, 2002; the value of the securities loaned amounted to $74,264,343. The value of collateral amounted to $77,414,652 which consisted of cash equivalents.
(b)  Effective yield at time of purchase.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $349,558,361. Net unrealized appreciation (depreciation) aggregated $36,881,705, of which $90,916,126 related to appreciated investment securities and $(54,034,421) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $90,175,381 and $88,956,944 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------
F-10

                          Select Value Opportunity Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
    Shares                                                (Note 2)
--------------------------------------------------------------------
COMMON STOCKS - 94.2%

            Advertising - 1.9%
  215,700   ADVO, Inc.*                               $    8,211,699
                                                      --------------

            Apparel Retailers - 3.4%
  153,000   Talbots, Inc.                                  5,355,000
  636,500   Tommy Hilfiger Corp.*                          9,114,680
                                                      --------------
                                                          14,469,680
                                                      --------------

            Automotive - 3.6%
  691,100   AutoNation, Inc.*                             10,020,950
  267,700   Mascotech, Inc. (a)                                    0
  371,500   Visteon Corp.                                  5,275,300
                                                      --------------
                                                          15,296,250
                                                      --------------
            Banking - 6.7%
   50,700   Charter One Financial, Inc.                    1,743,066
  375,100   Huntington Bancshares, Inc.                    7,284,442
  427,800   North Fork Bancorp., Inc.                     17,030,718
   60,300   TCF Financial Corp.                            2,960,730
                                                      --------------
                                                          29,018,956
                                                      --------------

            Chemicals - 8.3%
  463,500   Agrium, Inc.                                   4,356,900
  107,400   Avery Dennison Corp.                           6,739,350
  363,400   Georgia Gulf Corp.                             9,608,296
  716,100   Royal Group Technologies, Ltd.*               15,009,456
                                                      --------------
                                                          35,714,002
                                                      --------------

            Coal - 1.1%
  228,600   Consol Energy, Inc.                            4,857,750
                                                      --------------

            Commercial Services - 10.8%
  431,000   Aramark Services, Inc., Class B*              10,775,000
  153,400   Invitrogen Corp. (b)                           4,910,334
  475,100   KPMG Consulting, Inc.*                         7,059,986
  294,000   Manpower, Inc. (b)                            10,804,500
  504,600   Viad Corp.                                    13,119,600
                                                      --------------
                                                          46,669,420
                                                      --------------

            Communications - 4.3%
  120,600   L-3 Communications Holdings, Inc. (b)          6,512,400
  438,200   Rockwell Collins, Inc.                        12,015,444
                                                      --------------
                                                          18,527,844
                                                      --------------
            Computer Software & Processing - 2.7%
  353,500   Ceridian Corp.*                                6,709,430
  460,400   Sybase, Inc.*                                  4,857,220
                                                      --------------
                                                          11,566,650
                                                      --------------
            Computers & Information - 3.1%
  787,000   Ikon Office Solutions, Inc. (b)                7,397,800
  696,800   Symbol Technologies, Inc.                      5,922,800
                                                      --------------
                                                          13,320,600
                                                      --------------

            Containers & Packaging - 0.5%
  108,500   Packaging Corp. of America*                    2,158,065
                                                      --------------

            Electric Utilities - 5.0%
  292,000   Allete                                         7,913,200
   75,200   PG&E Corp.*                                    1,345,328
  299,400   PPL Resources, Inc.                            9,904,152
  308,900   Sierra Pacific Resources (b)                   2,409,420
                                                      --------------
                                                          21,572,100
                                                      --------------

            Electrical Equipment - 0.4%
   99,400   Thomas & Betts Corp.*                          1,848,840
                                                      --------------

            Electronics - 1.8%
  800,300   Gemstar-TV Guide International, Inc. (b)       4,313,617
  101,700   Millipore Corp.                                3,252,366
                                                      --------------
                                                           7,565,983
                                                      --------------

            Entertainment & Leisure - 1.5%
  560,100   Metro-Goldwyn-Mayer, Inc.*                     6,553,170
                                                      --------------

            Financial Services - 3.0%
  191,700   Federated Investors, Inc., Class B             6,627,069
  187,300   T. Rowe Price Group, Inc.                      6,158,424
                                                      --------------
                                                          12,785,493
                                                      --------------

            Home Construction, Furnishings &
            APPLIANCES - 0.6%
   46,800   Centex Corp. (b)                               2,704,572
                                                      --------------

            Insurance - 8.4%
  133,600   AON Corp.                                      3,938,528
  250,200   Everest Re Group, Ltd.                        13,998,690
  154,900   Oxford Health Plans, Inc.*                     7,196,654
  329,600   Willis Group Holdings, Ltd.*                  10,847,136
                                                      --------------
                                                          35,981,008
                                                      --------------

            Lodging - 0.3%
   86,600   Extended Stay America, Inc.*                   1,404,652
                                                      --------------

            Media - Broadcasting & Publishing - 2.6%
  246,400   Cablevision Systems Corp. (b)                  2,330,944
  452,400   Cablevision Systems Corp. - Rainbow
            Media Group (b)                                3,958,500
  636,300   Mediacom Communications Corp.*                 4,956,777
                                                      --------------
                                                          11,246,221
                                                      --------------

            Medical Supplies - 5.2%
  208,200   C.R. Bard, Inc.                               11,779,956
  344,700   Edwards Lifesciences Corp. (b)                 7,997,040
   46,500   Hillenbrand Industries, Inc.                   2,610,975
                                                      --------------
                                                          22,387,971
                                                      --------------

                       See Notes to Financial Statements.
----------------------------------------------------------------

                         Select Value Opportunity Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
   Shares                                                 (Note 2)
--------------------------------------------------------------------
            Oil & Gas - 2.4%
   193,600  Forest Oil Corp.*                         $    5,504,048
    46,400  Kinder Morgan, Inc.                            1,764,128
   116,400  Premcor, Inc.*                                 2,993,808
                                                      --------------
                                                          10,261,984
                                                      --------------

            Pharmaceuticals - 0.4%
   190,200  Ribapharm, Inc. (b)                            1,728,918
                                                      --------------

            Real Estate Investment Trust - 2.7%
    19,600  Boston Properties, Inc., REIT                    783,020
   384,400  Istar Financial, Inc., REIT                   10,955,400
                                                      --------------
                                                          11,738,420
                                                      --------------

            Restaurants - 3.3%
   206,400  AFC Enterprises, Inc.*                         6,450,000
   216,400  Outback Steakhouse, Inc.*                      7,595,640
                                                      --------------
                                                          14,045,640
                                                      --------------

            Retailers - 6.2%
   467,400  Dollar General Corp.                           8,894,622
   180,100  Dollar Tree Stores, Inc. (b)                   7,097,741
   616,900  Toys "R" Us, Inc.*                            10,777,243
                                                      --------------
                                                          26,769,606
                                                      --------------

            Securities Broker - 1.6%
   110,600  Bear Stearns Cos., Inc. (b)                    6,768,720
                                                      --------------

            Telephone Systems - 0.1%
   412,300  Airgate PCS, Inc. (b)                            412,300
                                                      --------------

            Transportation - 2.3%
   213,000  CNF Transportation, Inc.                       8,089,740
    50,800  Sabre Group Holdings, Inc.*                    1,818,640
                                                      --------------
                                                           9,908,380
                                                      --------------
            Total Common Stocks                          405,494,894
                                                      --------------
            (Cost $382,429,266)

Par Value
---------
U.S. GOVERNMENT OBLIGATIONS - 1.7%

            U.S. Treasury Bills (c) - 1.7%
$2,500,000  1.65%, 07/18/02                                2,497,816
 2,500,000  1.70%, 07/25/02                                2,496,931
 2,500,000  1.71%, 07/11/02                                2,498,575
                                                      --------------
                                                           7,493,322
                                                      --------------
            Total U.S. Government Obligations              7,493,322
                                                      --------------
            (Cost $7,493,322)

COMMERCIAL PAPER (c) - 1.4%

            Financial Services - 0.9%
$2,000,000  Alpine Securitization Corp.
            1.92%, 07/03/02                           $    1,999,574
 2,000,000  Gramercy Capital Corp.
            1.92%, 07/03/02                                1,999,573
                                                      --------------
                                                           3,999,147
                                                      --------------

            Oil & Gas - 0.3%
 1,070,000  Laclede Gas Co.
            1.85%, 07/11/02                                1,069,340
                                                      --------------

            Retailers - 0.2%
 1,000,000  Wal-Mart Stores, Inc.
            1.69%, 07/02/02                                  999,859
                                                      --------------
            Total Commercial Paper                         6,068,346
                                                      --------------
            (Cost $6,068,346)

Total Investments - 97.3%                                419,056,562
                                                      --------------
(Cost $395,990,934)
Net Other Assets and Liabilities - 2.7%                   11,652,623
                                                      --------------
Total Net Assets - 100.0%                             $  430,709,185
                                                      ==============

_________________
*    Non-income producing security.
(a)  Contingent Value Obligation
(b) All or a portion of this security is out on loan at June 30, 2002; the value of the securities loaned amounted to $42,878,772. The value of collateral amounted to $46,686,967 which consisted of cash equivalents.
(c)  Effective yield at time of purchase.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $395,990,934. Net unrealized appreciation (depreciation) aggregated $23,065,628, of which $61,377,429 related to appreciated investment securities and $(38,311,801) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $240,332,601 and $226,238,756 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
            --------------------------------------------------------------------

                        Select International Equity Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                               Value
    Shares                                                    (Note 2)
-------------------------------------------------------------------------
COMMON STOCKS - 97.8%

            Australia - 3.4%
   484,357  Brambles Industries, Ltd.                      $    2,574,067
   817,734  Foster's Brewing Group, Ltd.                        2,172,883
   201,640  National Australia Bank, Ltd. (a)                   4,018,504
   418,586  News Corp., Ltd.                                    2,281,084
   456,637  Westpac Banking Corp., Ltd.                         4,174,849
                                                           --------------
                                                               15,221,387
                                                           --------------

            Belgium - 0.4%
    93,565  Fortis Group*                                       1,990,670
                                                           --------------

            China - 0.7%
15,392,000  Petrochina Co., Ltd.                                3,275,418
                                                           --------------

            Finland - 0.7%
   203,107  Nokia Oyj                                           2,967,617
                                                           --------------

            France - 9.5%
   210,440  Alcatel Alsthom                                     1,460,601
   180,556  Aventis                                            12,772,243
   334,158  Axa                                                 6,101,357
    44,140  Lafarge SA                                          4,395,289
    94,200  TOTAL Fina Elf SA, Class B                         15,268,143
    80,266  Vivendi Universal SA                                1,731,458
                                                           --------------
                                                               41,729,091
                                                           --------------

            Germany - 6.5%
    20,009  Allianz Ag Holding Ger Reg                          4,033,166
   185,740  Bayer AG                                            5,942,287
   180,709  Bayerische Motoren Werke (BMW) AG                   7,324,208
   192,973  Veba AG (a)                                        11,224,892
                                                           --------------
                                                               28,524,553
                                                           --------------

            Hong Kong - 1.6%
   486,000  Cheung Kong Holdings, Ltd.                          4,050,178
   385,000  Sun Hung Kai Properties, Ltd.                       2,924,614
                                                           --------------
                                                                6,974,792
                                                           --------------

            Italy - 3.5%
   582,147  ENI SpA (a)                                         9,240,419
   784,912  Telecom Italia Spa (a)                              6,136,599
                                                           --------------
                                                               15,377,018
                                                           --------------

            Japan - 13.4%
    40,400  Acom Co., Ltd.                                      2,760,867
   340,000  Canon, Inc.                                        12,851,592
   151,000  Fuji Photo Film                                     4,876,047
   736,000  Hitachi, Ltd. (Hit. Seisakusho)                     4,759,491
   124,300  Honda Motor Co., Ltd.                               5,040,663
    58,700  Hoya Corp.                                          4,271,047
    35,100  Nintendo Co., Ltd.                                  5,169,303
     1,532  NTT Mobile Communcations Network, Inc.              3,771,038
    17,300  Rohm Co., Ltd.                                      2,582,477
    25,200  SMC Corp.                                           2,979,550
    54,900  Sony Corp.                                          2,899,719
   159,000  Takeda Chemical Industries, Ltd.                    6,978,510
                                                           --------------
                                                               58,940,304
                                                           --------------

            Netherlands - 12.0%
   433,227  ABN-Amro Holdings                              $    7,854,709
   326,271  Elsevier NV                                         4,439,047
    73,031  Heineken NV                                         3,199,744
   611,894  ING Groep NV                                       15,684,924
   338,438  Koninklijke (Royal) Phillips Electronics NV         9,432,741
   361,175  Koninklijke Ahold NV                                7,584,567
   124,235  TNT Post Group NV                                   2,801,201
    71,819  VNU NV                                              1,992,496
                                                           --------------
                                                               52,989,429
                                                           --------------

            Portugal - 0.3%
   621,234  Electricidade de Portugal SA                        1,200,473
                                                           --------------

            South Korea - 1.8%
    57,800  Kookmin Bank, ADR*                                  2,840,870
    66,550  Pohang Iron & Steel Co., Ltd., ADR (a)              1,814,818
    22,936  Samsung Electronics Co., Ltd., GDR (a)(b)           3,136,404
                                                           --------------
                                                                7,792,092
                                                           --------------

            Spain - 2.9%
   908,444  Banco de Santander                                  7,200,872
   684,642  Telefonica SA*                                      5,737,437
                                                           --------------
                                                               12,938,309
                                                           --------------

            Switzerland - 12.5%
    67,406  Nestle SA                                          15,681,069
   208,650  Novartis AG                                         9,155,374
    91,440  Roche Holdings AG                                   6,896,624
   127,338  Swiss Reinsurance Co.                              12,421,351
   213,624  UBS AG*                                            10,719,866
                                                           --------------
                                                               54,874,284
                                                           --------------

            United Kingdom - 28.6%
   184,975  3i Group, Plc                                       1,930,695
    90,910  Astrazeneca, Plc                                    3,765,047
 1,550,427  Barclays, Plc                                      13,050,254
   177,053  Boots Co., Plc                                      1,756,223
   769,208  BP Amoco Capital, Plc                               6,462,886
   331,618  British American Tobacco Industries, Plc            3,564,960
   587,860  Cadbury Schweppes, Plc                              4,412,536
   695,065  Compass Group, Plc, Sponsored ADR*                  4,218,280
   834,550  Diageo, Plc                                        10,829,538
   588,158  GlaxoSmithKline, Plc                               12,717,388
   728,190  Hilton Group, Plc                                   2,534,465
   512,170  HSBC Holdings Plc                                   5,892,516
 1,145,009  Lloyds TSB Group, Plc                              11,392,496
   626,810  Prudential Corp., Plc                               5,729,984
   192,015  Railtrack Group, Plc (c)                              650,739
   223,618  Reuters Group, Plc                                  1,186,629
   113,350  RMC Group, Plc                                      1,134,713
 1,478,326  Shell Transportation & Trading, Plc                11,169,788
   129,204  Smiths Group, Plc                                   1,678,592
   954,619  Tesco, Plc                                          3,471,758
   882,993  Unilever, Plc                                       8,051,660
 4,848,160  Vodafone Airtouch, Plc                              6,653,615

                       See Notes to Financial Statements.
---------------------------------------------------------------

                        Select International Equity Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                          Value
    Shares                                               (Note 2)
--------------------------------------------------------------------
            United Kingdom (continued)
   130,390  Wolseley, Plc                             $    1,322,194
   309,210  WPP Group, Plc                                 2,612,113
                                                      --------------
                                                         126,189,069
                                                      --------------
            Total Common Stocks                          430,984,506
                                                      --------------
            (Cost $478,390,971)

Total Investments - 97.8%                                430,984,506
                                                      --------------
(Cost $478,390,971)
Net Other Assets and Liabilities - 2.2%                    9,502,448
                                                      --------------
Total Net Assets - 100.0%                             $  440,486,954
                                                      ==============

____________________
*    Non-income producing security.
(a) All or a portion of this security is out on loan at June 30, 2002; the value of the securities loaned amounted to $22,140,071. The value of collateral amounted to $23,445,097 which consisted of cash equivalents.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2002, these securities amounted to $3,136,404 or 0.7% of net assets.
(c)  Company filed for bankruptcy; security valued by fund management.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost on investment securities for tax purposes was $478,390,971. Net unrealized appreciation (depreciation) aggregated $(47,406,465), of which $33,648,561 related to appreciated investment securities and $(81,055,026) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $39,012,221 and $45,907,724 of non-governmental issuers, respectively.

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

                                                                  Unrealized
 Contracts to           Settlement   Contracts At  In Exchange   Appreciation
   Deliver     Currency    Dates        Value      for U.S. $   (Depreciation)
-------------  --------  ----------  ------------  -----------  --------------
    1,584,825      JPY    07/01/02   $    13,226   $    13,174    $     (52)
  506,528,000      JPY    07/15/02     4,230,286     3,862,763     (367,523)
  523,401,000      JPY    07/22/02     4,372,804     4,069,731     (303,073)
  505,161,000      JPY    08/13/02     4,225,377     3,949,687     (275,690)
  168,278,000      JPY    08/28/02     1,408,676     1,410,935        2,259
                                     -----------   -----------    ---------
                                     $14,250,369   $13,306,290    $(944,079)
                                     ===========   ===========    =========

_____________________________
JPY  Japanese Yen

         Industry Concentration of Common Stocks
             as a Percentage of Net Assets:
Advertising                                           0.6%
Automotive                                            2.8
Banking                                              16.2
Beverages, Food & Tobacco                            10.9
Building Materials                                    0.5
Chemicals                                             2.4
Commercial Services                                   0.6
Communications                                        1.9
Electric Utilities                                    2.8
Electrical Equipment                                  1.1
Electronics                                           7.4
Entertainment & Leisure                               1.2
Financial Services                                    3.0
Food Retailers                                        3.5
Heavy Machinery                                       1.7
Industrial                                            0.4
Insurance                                             6.9
Lodging                                               0.6
Media - Broadcasting & Publishing                     2.2
Medical Supplies                                      1.0
Metals                                                0.4
Oil & Gas                                            10.3
Pharmaceuticals                                      11.9
Real Estate                                           1.6
Retailers                                             0.4
Telephone Systems                                     4.8
Transportation                                        0.7
Net Other Assets and Liabilities                      2.2
                                                    -----
Total                                               100.0%
                                                    =====

                       See Notes to Financial Statements.
         -----------------------------------------------------------------------

                               Select Growth Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                       Value
 Shares                                               (Note 2)
-----------------------------------------------------------------
COMMON STOCKS - 98.8%

         Advertising - 0.3%
 15,200  Interpublic Group of Companies, Inc.      $      376,352
 20,100  Lamar Advertising Company*                       747,921
  5,615  Omnicom Group, Inc.                              257,167
                                                   --------------
                                                        1,381,440
                                                   --------------

         Aerospace & Defense - 1.1%
  7,500  General Dynamics Corp.                           797,625
 53,142  Lockheed Martin Corp.                          3,693,369
  8,629  Northrop Grumman Corp. (a)                     1,078,625
                                                   --------------
                                                        5,569,619
                                                   --------------

         Airlines - 0.3%
 16,967  FedEx Corp.                                      906,038
 31,800  Southwest Airlines, Inc.                         513,888
                                                   --------------
                                                        1,419,926
                                                   --------------

         Apparel Retailers - 0.7%
 25,000  Kohls Corp.*                                   1,752,000
 90,128  Limited Brands, Inc.                           1,919,726
                                                   --------------
                                                        3,671,726
                                                   --------------

         Automotive - 0.6%
 24,000  Dana Corp.                                       444,720
 29,874  Delphi Automotive Systems Corp.                  394,337
 22,500  Ford Motor Co.                                   360,000
 35,431  General Motors Corp. (a)                       1,893,787
 11,000  Goodyear Tire & Rubber Co. (a)                   205,810
                                                   --------------
                                                        3,298,654
                                                   --------------

         Banking - 5.7%
 40,200  AmeriCredit Corp.* (a)                         1,127,610
 15,597  Banc One Corp.                                   600,173
 13,770  Bank of America Corp.                            968,857
 71,200  Bank of New York Co., Inc.                     2,403,000
 57,484  Capital One Financial Corp. (a)                3,509,398
 32,300  Charter One Financial, Inc.                    1,110,474
 19,000  Fifth Third Bancorp                            1,266,350
  1,789  First Tennessee National Corp.                    68,519
 15,544  Golden West Financial Corp.                    1,069,116
 12,900  Greenpoint Financial Corp.                       633,390
 10,900  M & T Bank Corp. (a)                             934,784
 56,000  MBNA Corp.                                     1,851,920
  4,100  Mellon Financial Corp.                           128,863
 39,404  National City Corp.                            1,310,183
 19,400  North Fork Bancorp., Inc.                        772,314
  9,400  Northern Trust Corp.                             414,164
  3,700  Southtrust Corp.                                  96,644
 26,600  Suntrust Banks, Inc. (a)                       1,801,352
127,090  U.S. Bancorp.                                  2,967,551
  6,800  UnionBanCal Corp.                                318,580
 64,311  Washington Mutual, Inc.                        2,386,581

         Banking (continued)
 51,989  Wells Fargo & Co.                         $    2,602,569
 25,500  Zions Bancorp.                                 1,328,550
                                                   --------------
                                                       29,670,942
                                                   --------------

         Beverages, Food & Tobacco - 7.5%
  1,473  Adolph Coors Co.                                  91,768
100,400  Anheuser-Busch Companies, Inc.                 5,020,000
100,323  Coca-Cola Co.                                  5,618,088
 88,000  Kraft Foods, Inc.                              3,603,600
 84,200  Pepsi Bottling Group, Inc.                     2,593,360
146,521  PepsiCo, Inc.                                  7,062,312
214,700  Philip Morris Cos., Inc.                       9,378,096
  1,965  R.J. Reynolds Tobacco Holdings, Inc.             105,619
 20,095  Safeway, Inc.*                                   586,573
156,800  Starbucks Corp.*                               3,896,480
  8,988  Supervalu, Inc.                                  220,476
 29,600  Sysco Corp.                                      805,712
                                                   --------------
                                                       38,982,084
                                                   --------------

         Chemicals - 0.3%
  8,000  Air Products & Chemicals, Inc.                   403,760
 10,200  Eastman Chemical Co.                             478,380
 10,000  Rohm & Haas Co.                                  404,900
  1,520  Sealed Air Corp.* (a)                             61,210
  7,900  The Lubrizol Corp.                               264,650
                                                   --------------
                                                        1,612,900
                                                   --------------

         Commercial Services - 2.7%
 47,569  Accenture, Ltd.*                                 903,811
  8,100  Apollo Group, Inc.*                              319,302
 76,618  Automatic Data Processing, Inc.                3,336,714
 18,500  BISYS Group, Inc.*                               616,050
 13,200  Celestica, Inc.*                                 299,772
 99,142  Cendant Corp.* (a)                             1,574,375
  2,100  ChoicePoint, Inc.*                                95,487
 20,400  Cintas Corp. (a)                               1,008,372
 26,000  Convergys Corp.*                                 506,480
 34,800  Ecolab, Inc.                                   1,608,804
 13,515  Equifax, Inc.                                    364,905
  8,056  Hotels.com, Class A* (a)                         340,205
  5,100  Jacobs Engineering Group, Inc.*                  177,378
  6,256  Moody's Corp.                                    311,236
 13,900  Quest Diagnostics, Inc.* (a)                   1,196,095
  5,800  United Rentals, Inc.*                            126,440
 35,138  Waste Management, Inc.                           915,345
                                                   --------------
                                                       13,700,771
                                                   --------------

         Communications - 1.3%
118,579  AOL Time Warner, Inc.*                         1,744,297
 62,500  Echostar Communications Corp.* (a)             1,160,000
 28,200  Extreme Networks, Inc.* (a)                      275,514
 17,054  L-3 Communications Holdings, Inc.* (a)           920,916
 43,500  Nokia Oyj Corp., Sponsored ADR                   629,880
 43,200  Qualcomm, Inc.*                                1,187,568

                       See Notes to Financial Statements.
-----------------------------------------------------------------------

                               Select Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                       Value
Shares                                               (Note 2)
-----------------------------------------------------------------
         Communications (continued)
 4,600   Rockwell Collins, Inc.                    $      126,132
37,215   Scientific Atlanta, Inc. (a)                     612,187
                                                   --------------
                                                        6,656,494
                                                   --------------

         Computer Software & Processing - 7.6%
 15,400  Adobe Systems, Inc.                              438,900
 32,300  Affiliated Computer Services, Class A*         1,533,604
  8,200  Business Objects SA, ADR* (a)                    230,420
  7,929  Cadence Design Systems, Inc.*                    127,815
  6,700  CheckFree Corp.*                                 104,788
 22,286  Computer Sciences Corp.* (a)                   1,065,271
 16,900  DST Systems, Inc.*                               772,499
 53,300  Electronic Arts, Inc.*                         3,520,465
 14,624  Electronic Data Systems Corp.                    543,282
 43,000  Emulex Corp.* (a)                                967,930
 15,700  Fiserv, Inc.*                                    576,347
 21,100  Internet Security Systems, Inc.* (a)             276,832
 15,750  Intuit, Inc.*                                    783,090
 10,300  MatrixOne, Inc.*                                  61,903
 22,600  McDATA Corp.*                                    199,106
  3,734  Mentor Graphics Corp.*                            53,097
364,100  Microsoft Corp.*                              19,916,270
 13,500  Netiq Corp.*                                     305,505
 84,900  Networks Associates, Inc.* (a)                 1,636,023
232,715  Oracle Corp.*                                  2,203,811
 23,700  PeopleSoft, Inc.*                                352,656
  2,200  Precise Software Solutions Ltd.*                  21,010
141,609  Sun Microsystems, Inc.*                          709,461
 41,621  SunGard Data Systems, Inc.*                    1,102,124
 46,200  Symantec Corp.* (a)                            1,517,670
  3,900  Tibco Software, Inc.*                             21,684
 17,600  VERITAS Software Corp.*                          348,304
                                                   --------------
                                                       39,389,867
                                                   --------------

         Computers & Information - 6.0%
  7,600  CDW Computer Centers, Inc.*                      355,756
746,900  Cisco Systems, Inc.*                          10,419,255
342,658  Dell Computer Corp.*                           8,957,080
126,820  EMC Corp.*                                       957,491
119,742  Hewlett-Packard Co.                            1,829,658
 90,600  International Business Machines Corp.          6,523,200
 25,800  Lexmark International Group, Inc.*             1,403,520
 28,340  Siebel Systems, Inc.*                            402,995
 24,531  Storage Technology Corp.*                        391,760
                                                   --------------
                                                       31,240,715
                                                   --------------
         Cosmetics & Personal Care - 1.1%
 27,700  Colgate-Palmolive Co.                          1,386,385
 14,002  Estee Lauder Cos., Class A (a)                   492,870
 43,376  Procter & Gamble Co.                           3,873,477
                                                   --------------
                                                        5,752,732
                                                   --------------

         Electric Utilities - 1.0%
 23,421  Duke Energy Corp.                                728,393
 22,749  Edison International*                            386,733
 28,600  Entergy Corp.                                  1,213,784

         Electric Utilities (continued)
 13,800  Exelon Corp.                              $      721,740
  5,149  Florida Power & Light Group Capital,
         Inc. (a)                                         308,889
 25,900  NiSource, Inc.                                   565,397
  5,338  Pinnacle West Capital Corp.                      210,851
 19,300  Progress Energy, Inc.                          1,003,793
                                                   --------------
                                                        5,139,580
                                                   --------------

         Electrical Equipment - 0.1%
 36,600  Micrel, Inc.*                                    526,308
  4,100  Rockwell International Corp.                      81,918
                                                   --------------
                                                          608,226
                                                   --------------

         Electronics - 6.1%
 56,900  Applied Micro Circuits Corp.*                    269,137
 22,488  Avnet, Inc.                                      494,511
 49,900  Broadcom Corp.* (a)                              875,246
  2,500  Fairchild Semiconductor International
         Corp., Class A*                                   60,750
 21,700  Integrated Device Technology, Inc.*              393,638
698,700  Intel Corp.                                   12,765,249
 55,200  KLA-Tencor Corp.* (a)                          2,428,248
 54,200  Lam Research Corp.*                              974,516
 20,900  Linear Technology Corp.                          656,887
 50,200  LSI Logic Corp.*                                 439,250
 17,500  Marvell Technology Group, Ltd.*                  348,075
 90,723  Maxim Integrated Products, Inc.* (a)           3,477,413
 17,250  Microchip Technology, Inc.*                      473,168
 46,028  Motorola, Inc.                                   663,724
 10,500  Novellus Systems, Inc.* (a)                      357,000
 56,400  PMC-Sierra, Inc.* (a)                            522,828
 32,200  QLogic Corp.* (a)                              1,226,820
 24,500  Raytheon Co.                                     998,375
 33,200  RF Micro Devices, Inc.*                          252,984
 18,800  Semtech Corp.*                                   501,960
 21,800  Teradyne, Inc.* (a)                              512,300
 96,930  Texas Instruments, Inc.                        2,297,241
 33,633  Xilinx, Inc.*                                    754,388
                                                   --------------
                                                       31,743,708
                                                   --------------

         Entertainment & Leisure - 1.0%
 39,266  Harrah's Entertainment, Inc.*                  1,741,447
 12,600  International Game Technology*                   714,420
 87,735  Mattel, Inc.                                   1,849,454
  3,900  MGM Mirage, Inc.* (a)                            131,625
 53,241  Park Place Entertainment Corp.*                  545,720
 12,079  Walt Disney Co.                                  228,293
                                                   --------------
                                                        5,210,959
                                                   --------------

         Financial Services - 4.7%
  1,100  BlackRock, Inc.*                                  48,730
166,200  Charles Schwab Corp.                           1,861,440
212,663  Citigroup, Inc.                                8,240,691
  1,400  Countrywide Credit Industries, Inc.               67,550
  7,600  Fannie Mae                                       560,500
 20,518  Federated Investors, Inc., Class B               709,307
108,614  Freddie Mac                                    6,647,177
 12,093  H&R Block, Inc.                                  558,092

                       See Notes to Financial Statements.
                   ------------------------------------------------------------

                               Select Growth Fund

         PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                       Value
Shares                                                (Note 2)
-----------------------------------------------------------------
         Financial Services (continued)
 50,365  Household International, Inc.             $    2,503,140
  9,800  Investment Technology Group, Inc.*               320,460
 18,400  Investors Financial Services Corp.               617,136
 11,000  Legg Mason, Inc.                                 542,740
 21,800  SEI Investment Co.                               614,106
  8,000  SLM Corp. (a)                                    775,200
  9,300  Waddell & Reed Financial, Class A                213,156
                                                   --------------
                                                       24,279,425
                                                   --------------
         Food Retailers - 0.8%
 10,915  Albertson's, Inc. (a)                            332,471
 16,400  Krispy Kreme Doughnuts, Inc.* (a)                527,916
125,414  Kroger Co.*                                    2,495,739
  9,959  Whole Foods Market, Inc.*                        480,223
  7,100  Winn-Dixie Stores, Inc. (a)                      110,689
                                                   --------------
                                                        3,947,038
                                                   --------------

         Forest Products & Paper - 0.6%
 86,500  Smurfit-Stone Container Corp.*                 1,333,830
 27,608  Weyerhaeuser Co. (a)                           1,762,771
                                                   --------------
                                                        3,096,601
                                                   --------------
         Health Care Providers - 1.8%
 21,400  AdvancePCS*                                      512,316
 83,800  Caremax Rx, Inc.* (a)                          1,382,700
  7,662  Davita, Inc.*                                    182,356
 23,500  Express Scripts, Inc.* (a)                     1,177,585
 62,600  HCA - The Healthcare Corporation               2,973,500
 35,500  Health Management Associates, Inc.,
         Class A* (a)                                     715,325
 27,300  Laboratory Corp. of America Holdings*
         (a)                                            1,246,245
 10,619  Tenet Healthcare Corp.*                          759,789
  9,900  Universal Health Services, Inc.*                 485,100
                                                   --------------
                                                        9,434,916
                                                   --------------

         Heavy Machinery - 1.3%
157,718  Applied Materials, Inc.*                       2,999,796
 10,100  Brooks-PRI Automation, Inc.* (a)                 258,156
 24,500  Cooper Cameron Corp.* (a)                      1,186,290
  5,500  Dover Corp.                                      192,500
 17,700  Smith International, Inc.* (a)                 1,206,963
 14,743  United Technologies Corp.                      1,001,050
  1,750  W.W. Grainger, Inc.                               87,675
                                                   --------------
                                                        6,932,430
                                                   --------------

         Home Construction, Furnishings &
         Appliances - 0.6%
 13,318  Johnson Controls, Inc.                         1,086,882
 30,000  Lear Corp.*                                    1,387,500
 14,100  Maytag Corp.                                     601,365
  3,938  Whirlpool Corp.                                  257,388
                                                   --------------
                                                        3,333,135
                                                   --------------

         Household Products - 0.2%
 7,658   Fortune Brands, Inc.                      $      428,848
13,800   Newell Rubbermaid, Inc.                          483,828
                                                   --------------
                                                          912,676
                                                   --------------

         Industrial - Diversified - 4.7%
733,600  General Electric Co.                          21,311,080
  6,900  Illinois Tool Works, Inc.                        471,270
181,298  Tyco International, Ltd.                       2,449,336
                                                   --------------
                                                       24,231,686
                                                   --------------

         Insurance - 4.3%
30,500   ACE, Ltd.                                        963,800
130,197  American International Group, Inc.             8,883,341
 2,000   Arthur J. Gallagher & Co.                         69,300
 2,452   Cigna Corp.                                      238,874
 3,940   Fidelity National Financial, Inc.                124,504
17,669   Health Net, Inc.*                                472,999
 9,100   MGIC Investment Corp.                            616,980
27,387   Oxford Health Plans, Inc.*                     1,272,400
13,966   Radian Group, Inc.                               682,239
 8,000   The PMI Group, Inc.                              305,600
86,700   UnitedHealth Group, Inc.                       7,937,385
11,000   XL Capital, Ltd., Class A                        931,700
                                                   --------------
                                                       22,499,122
                                                   --------------

         Lodging - 0.4%
 12,000  Four Seasons Hotels, Inc. (a)                    562,800
  3,213  Mandalay Resort Group*                            88,582
 19,400  Marriott International, Inc., Class A            738,170
 12,500  Starwood Hotels & Resorts Worldwide,
         Inc.                                             411,125
                                                   --------------
                                                        1,800,677
                                                   --------------

         Media - Broadcasting & Publishing - 2.2%
 34,251  Clear Channel Communications, Inc.*            1,096,717
 58,393  Comcast Corp., Class A* (a)                    1,392,089
 12,802  Cox Radio, Inc.*                                 308,528
 41,944  Fox Entertainment Group, Class A* (a)            912,282
 16,785  USA Networks, Inc.* (a)                          393,608
164,900  Viacom, Inc., Class B*                         7,316,613
                                                   --------------
                                                       11,419,837
                                                   --------------

         Medical Supplies - 3.2%
 74,072  Agilent Technologies, Inc.*                    1,751,803
 35,600  Allergan, Inc.                                 2,376,300
 27,600  Apogent Technologies, Inc.*                      567,732
  6,062  Applied Biosystems Group - Applera Corp.         118,148
  1,700  Bausch & Lomb, Inc. (a)                           57,545
 50,200  Baxter International, Inc.                     2,231,390
 36,300  Biomet, Inc.                                     984,456
 38,500  Guidant Corp.*                                 1,163,855
121,200  Medtronic, Inc.                                5,193,420
  7,100  St. Jude Medical, Inc.*                          524,335
  3,889  Varian Medical Systems, Inc.*                    157,699
 45,700  Zimmer Holdings, Inc.*                         1,629,662
                                                   --------------
                                                       16,756,345
                                                   --------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                               Select Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                       Value
Shares                                               (Note 2)
-----------------------------------------------------------------
         Metals - 0.4%
 92,793  Freeport-McMoRan Copper & Gold, Inc.,
         Class B* (a)                              $    1,656,355
 19,000  United States Steel Corp. (a)                    377,910
                                                   --------------
                                                        2,034,265
                                                   --------------
         Oil & Gas - 2.5%
 18,261  Apache Corp.                                   1,049,642
 20,875  BJ Services Co.*                                 707,245
 16,100  Burlington Resources, Inc.                       611,800
 45,912  Conoco, Inc.                                   1,276,354
  2,837  Devon Energy Corp.                               139,807
 80,987  Exxon Mobil Corp.                              3,313,988
 55,500  GlobalSantaFe Corp.                            1,517,925
 10,100  Murphy Oil Corp.                                 833,250
 24,100  Noble Corp.*                                     930,260
 11,800  Occidental Petroleum Corp.                       353,882
  4,459  Phillips Petroleum Co.                           262,546
 11,600  Schlumberger, Ltd.                               539,400
 32,800  Unocal Corp.                                   1,211,632
                                                   --------------
                                                       12,747,731
                                                   --------------

         Pharmaceuticals - 14.4%
 93,770  Abbott Laboratories                            3,530,440
  7,900  Alcon, Inc.*                                     270,575
 23,300  AmerisourceBergen Corp. (a)                    1,770,800
 77,200  Amgen, Inc.*                                   3,233,136
 33,000  Andrx Corp.*                                     890,010
 13,400  AstraZeneca Plc, ADR                             549,400
  1,999  Barr Laboratories, Inc.* (a)                     126,996
 23,015  Bristol-Myers Squibb Co.                         591,485
 22,800  Cardinal Health, Inc. (a)                      1,400,148
  7,900  Cephalon, Inc.* (a)                              357,080
 14,372  Forest Laboratories, Inc.*                     1,017,538
 22,637  Genzyme Corp.*                                   435,536
 39,900  Gilead Sciences, Inc.* (a)                     1,311,912
  4,800  GlaxoSmithKline Plc, ADR                         207,072
 13,108  ICN Pharmaceuticals, Inc. (a)                    317,345
 27,000  Idec Pharmaceuticals Corp.* (a)                  957,150
 14,100  IDEXX Laboratories, Inc.*                        363,639
 11,300  Immunex Corp.*                                   252,442
263,787  Johnson & Johnson                             13,785,509
 48,948  King Pharmaceuticals, Inc.*                    1,089,093
 63,889  Lilly (Eli) & Co.                              3,603,340
 96,100  Medimmune, Inc.*                               2,537,040
112,700  Merck & Co., Inc.                              5,707,128
  9,300  Millennium Pharmaceuticals*                      112,995
  9,877  Mylan Laboratories                               309,644
599,975  Pfizer, Inc.                                  20,999,125
112,092  Pharmacia Corp.                                4,197,845
 17,600  Shire Pharmaceuticals Group, Plc, ADR*           454,256
  3,500  Teva Pharmaceutical Industries, Ltd.,
         Sponsored ADR                                    233,730
  9,800  Watson Pharmaceuticals, Inc.*                    247,646
 72,400  Wyeth Corp.                                    3,706,880
                                                   --------------
                                                       74,566,935
                                                   --------------

         Restaurants - 0.4%
  9,000  Darden Restaurants, Inc. (a)              $      222,300
 13,700  Wendy's International, Inc.                      545,671
 47,800  Yum! Brands, Inc.*                             1,398,150
                                                   --------------
                                                        2,166,121
                                                   --------------

         Retailers - 9.5%
 16,600  99 Cents Only Stores*                            425,790
 14,600  AutoZone, Inc.*                                1,128,580
 28,400  Bed Bath & Beyond, Inc.* (a)                   1,071,816
 37,882  Best Buy Co., Inc.*                            1,375,117
 20,100  Big Lots, Inc.                                   395,568
 26,400  Circuit City Stores-Circuit City Group           495,000
  7,300  Dollar Tree Stores, Inc.* (a)                    287,693
 27,600  Family Dollar Stores, Inc.                       972,900
 35,074  Federated Department Stores, Inc.*             1,392,438
114,300  Home Depot, Inc.                               4,198,239
189,995  Lowes Cos., Inc. (a)                           8,625,773
 10,300  Michaels Stores, Inc.*                           401,700
 51,227  Office Depot, Inc.*                              860,614
 39,500  RadioShack Corp. (a)                           1,187,370
 10,200  Saks, Inc.*                                      130,968
 51,700  Staples, Inc.*                                 1,018,490
 74,685  Target Corp.                                   2,845,498
 11,600  Tiffany & Co.                                    408,320
153,200  TJX Cos., Inc.                                 3,004,252
 47,200  Walgreen Co.                                   1,823,336
291,881  Wal-Mart Stores, Inc.                         16,056,374
 31,214  Williams-Sonoma, Inc.*                           957,021
                                                   --------------
                                                       49,062,857
                                                   --------------

         Securities Broker - 1.2%
  5,595  Bear Stearns Cos., Inc.                          342,414
  9,400  Goldman Sachs and Co.                            689,490
 21,804  Lehman Brothers Holdings, Inc.                 1,363,186
 40,939  Merrill Lynch & Co., Inc.                      1,658,030
 45,010  Morgan Stanley Dean Witter & Co.               1,939,031
                                                   --------------
                                                        5,992,151
                                                   --------------

         Technology Products - 0.1%
  8,477  Tech Data Corp.*                                 320,854
                                                   --------------

         Telephone Systems - 1.1%
 26,405  BellSouth Corp.                                  831,758
 25,100  CenturyTel, Inc.                                 740,450
113,940  SBC Communications, Inc.                       3,475,170
 31,044  Sprint Corp.                                     329,377
 11,159  Verizon Communications, Inc.                     448,034
                                                   --------------
                                                        5,824,789
                                                   --------------

         Textiles, Clothing & Fabrics - 0.4%
  2,096  Coach, Inc.*                                     115,070
 10,930  Columbia Sportswear Co.*                         349,749
  8,415  Jones Apparel Group, Inc.*                       315,563
 48,000  Reebok International, Ltd.*                    1,416,000
                                                   --------------
                                                        2,196,382
                                                   --------------

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                               Select Growth Fund

        PORTFOLIO OF INVESTMENTS, CONTINUED - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                       Value
Shares                                               (Note 2)
-----------------------------------------------------------------
         Transportation - 0.6%
34,546   Burlington Northern Santa Fe Corp.        $    1,036,380
 3,400   Canadian National Railway Co.                    176,120
 3,300   CNF Transportation, Inc.                         125,334
 4,300   Expedia, Inc.* (a)                               254,947
26,400   Royal Caribbean Cruises, Ltd. (a)                514,800
 7,011   Sabre Group Holdings, Inc.*                      250,994
15,588   United Parcel Service, Class B                   962,559
                                                   --------------
                                                        3,321,134
                                                   --------------
         Total Common Stocks                          511,927,450
                                                   --------------
         (Cost $577,045,691)

EXCHANGE-TRADED FUNDS - 0.8%

31,100   Nasdaq-100 Index Tracking Stock* (a)             810,777
34,400   SPDR Trust Series 1 (a)                        3,404,224
                                                   --------------
         Total Exchange-traded Funds                    4,215,001
                                                   --------------
         (Cost $4,410,474)

INVESTMENT COMPANY - 0.0%

 4,670   Marshall Money Market Fund                         4,670
                                                   --------------
         Total Investment Company                           4,670
         (Cost $4,670)                             --------------

Total Investments - 99.6%                             516,147,121
                                                   --------------
(Cost $581,460,835)
Net Other Assets and Liabilities - 0.4%                 2,065,877
                                                   --------------
Total Net Assets - 100.0%                          $  518,212,998
                                                   ==============

____________________
*    Non-income producing security.
(a) All or a portion of this security is out on loan at June 30, 2002; the value of the securities loaned amounted to $46,036,732. The value of collateral amounted to $47,626,257 which consisted of cash equivalents.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $581,460,835. Net unrealized appreciation (depreciation) aggregated $(65,313,714), of which $13,320,569 related to appreciated investment securities and $(78,634,283) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $450,624,735 and $472,288,674 of non-governmental issuers, respectively, and $18,161,268 and $23,521,255 of U.S. Government and Agency issuers, respectively.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                          Select Strategic Growth Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                          Value
    Shares                                               (Note 2)
--------------------------------------------------------------------
COMMON STOCKS - 94.5%

            Advertising - 0.4%
    37,200  Ventiv Health, Inc.*                      $      104,904
                                                      --------------

            Beverages, Food & Tobacco - 1.1%
    14,800  Peet's Coffee & Tea, Inc.*                       272,468
                                                      --------------

            Commercial Services - 14.2%
     1,800  Administaff, Inc.*                                18,000
     9,300  Celgene Corp.*                                   142,290
    34,000  Corporate Executive Board Co.*                 1,164,500
    23,300  CSG Systems International, Inc.*                 445,962
     9,100  GSI Commerce, Inc.*                               67,795
    65,200  Interwoven, Inc.*                                198,860
    17,600  Lexicon Genetics, Inc.*                           86,046
    16,900  Macrovision Corp.*                               221,559
    23,600  Overture Services, Inc.*                         589,528
    10,020  Resources Connection, Inc.*                      270,440
     8,800  The Advisory Board Co.*                          318,912
                                                      --------------
                                                           3,523,892
                                                      --------------

            Communications - 5.7%
    11,700  Advanced Fibre Communications, Inc.*             193,518
     8,700  Mercury Interactive Corp.*                       199,752
    12,614  Openwave Systems, Inc.*                           70,765
    24,800  Polycom, Inc.*                                   297,352
    14,700  Raindance Communications, Inc.*                   84,525
    16,700  Sonus Networks, Inc.*                             33,734
    33,800  WebEx Communications, Inc.*                      537,420
                                                      --------------
                                                           1,417,066
                                                      --------------
            Computer Software & Processing - 10.4%
    11,900  Agile Software Corp.*                             86,513
     2,400  Altiris, Inc.*                                    12,461
     8,200  CheckFree Corp.*                                 128,248
    20,900  Docent, Inc.*                                     24,035
    20,300  Manugistics Group, Inc.*                         124,033
     7,600  McDATA Corp.*                                     66,956
     9,000  Netiq Corp.*                                     203,670
    10,500  Numerical Technologies, Inc.*                     41,947
    29,900  Quest Software, Inc.*                            434,447
    46,028  Retek, Inc.*                                   1,118,480
    43,200  Selectica, Inc.*                                 171,504
    25,600  SmartForce, Plc, ADR*                             87,040
     9,200  VeriSign, Inc.*                                   66,148
                                                      --------------
                                                           2,565,482
                                                      --------------
            Computers & Information - 3.1%
    39,400  Informatica Corp.*                               279,346
    33,900  Siebel Systems, Inc.*                            482,058
                                                      --------------
                                                             761,404
                                                      --------------

            Education - 0.8%
     3,100  Strayer Education, Inc.                          197,160
                                                      --------------

            Electrical Equipment - 1.1%
    19,100  Micrel, Inc.*                             $      274,658
                                                      --------------

            Electronics - 10.6%
    20,200  Exar Corp.*                                      398,344
    16,008  Intersil Corp., Class A*                         342,251
     6,600  Marvell Technology Group, Ltd.*                  131,274
    14,700  Maxim Integrated Products, Inc.*                 563,451
    32,200  Semtech Corp.*                                   859,740
    29,600  Silicon Image, Inc.*                             181,152
     4,400  Varian Semiconductor Equipment
            Associates, Inc.*                                149,292
                                                      --------------
                                                           2,625,504
                                                      --------------

            Entertainment & Leisure - 3.1%
       100  Regal Entertainment Group, Class A*                2,332
    23,200  Westwood One, Inc.*                              775,344
                                                      --------------
                                                             777,676
                                                      --------------

            Financial Services - 0.4%
     3,100  Investment Technology Group, Inc.*               101,370
                                                      --------------

            Health Care Providers - 6.3%
     5,450  Accredo Health, Inc.*                            251,463
     5,100  American Healthways, Inc.*                        90,780
       900  Dianon Systems, Inc.*                             48,078
     9,600  First Health Group Corp.*                        269,184
     3,600  Kindred Healthcare, Inc.*                        160,092
     6,350  Odyssey Healthcare, Inc.*                        228,155
    15,075  Option Care, Inc.*                               207,131
    11,250  Sunrise Assisted Living, Inc.*                   301,500
                                                      --------------
                                                           1,556,383
                                                      --------------

            Insurance - 0.8%
    34,780  Conseco, Inc.*                                    69,560
     7,100  Odyssey Re Holdings Corp.                        123,469
                                                      --------------
                                                             193,029
                                                      --------------

            Media - Broadcasting &
            Publishing - 10.4%
    21,200  Cox Radio, Inc.*                                 510,920
     5,400  Cumulus Media, Inc.*                              74,412
     6,900  Entercom Communications Corp.*                   316,710
     4,770  Information Holdings, Inc.*                      116,388
       700  Lin TV Corp., Class A*                            18,928
    30,800  Mediacom Communications Corp.*                   239,932
    20,800  Radio One, Inc.*                                 309,296
    41,800  Radio One, Inc., Class D*                        621,566
    36,200  Spanish Broadcasting System, Inc., Class
            A*                                               362,000
                                                      --------------
                                                           2,570,152
                                                      --------------

            Medical Supplies - 2.9%
     7,700  Britesmile, Inc.*                                 18,249
     7,100  CV Therapeutics, Inc.*                           132,202
    13,400  Endocare, Inc.*                                  177,014
       400  Kyphon, Inc.*                                      5,832

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                          Select Strategic Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                          Value
    Shares                                               (Note 2)
--------------------------------------------------------------------
            Medical Supplies (continued)
    12,600  Priority Healthcare Corp., Class B*       $      296,100
    11,200  Thoratec Corp.*                                  100,688
                                                      --------------
                                                             730,085
                                                      --------------

            Personal Services - 0.2%
     1,100  Weight Watchers International, Inc.*              47,784
                                                      --------------

            Pharmaceuticals - 5.8%
    10,200  Albany Molecular Research, Inc.*                 215,628
    12,550  Alkermes, Inc.*                                  200,926
    18,500  American Pharmaceutical Partners, Inc.*          228,660
    12,100  Andrx Corp.*                                     326,337
    12,670  Arena Pharmaceuticals, Inc.*                     106,428
    17,200  Impax Laboratories, Inc.*                        128,828
     5,460  Intermune, Inc.*                                 115,206
     3,300  Myriad Genetics, Inc.*                            67,122
     3,000  Vertex Pharmaceuticals, Inc.*                     48,840
                                                      --------------
                                                           1,437,975
                                                      --------------

            Recreational Products - 1.0%
     7,900  Action Performance Cos., Inc.*                   249,640
                                                      --------------

            Restaurants - 1.5%
     9,600  California Pizza Kitchen, Inc.*                  238,080
     5,700  Landry's Seafood Restaurants                     145,407
                                                      --------------
                                                             383,487
                                                      --------------

            Retailers - 13.8%
    11,666  99 Cents Only Stores*                            299,233
    22,600  Cost Plus, Inc.*                                 688,373
     7,600  Duane Reade, Inc.*                               258,780
     7,100  eBay, Inc.*                                      437,502
    15,700  Linens 'N Things, Inc.*                          515,117
    27,900  Petsmart, Inc.*                                  447,516
     5,800  Shopko Stores, Inc.*                             117,160
    21,300  Williams-Sonoma, Inc.*                           653,058
                                                      --------------
                                                           3,416,739
                                                      --------------

            Textiles, Clothing & Fabrics - 0.9%
    12,100  Oakley, Inc.*                                    210,540
                                                      --------------
            Total Common Stocks                           23,417,398
                                                      --------------
            (Cost $38,673,329)

Total Investments - 94.5%                                 23,417,398
                                                      --------------
(Cost $38,673,329)
Net Other Assets and Liabilities - 5.5%                    1,357,173
                                                      --------------
Total Net Assets - 100.0%                             $   24,774,571
                                                      ==============

___________________
*    Non-income producing security.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $38,673,329. Net unrealized appreciation (depreciation) aggregated $(15,255,931), of which $1,310,086 related to appreciated investment securities and $(16,566,017) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $7,017,793 and $4,284,244 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------
                                                                            F-21

                                Core Equity Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
 Shares                                                (Note 2)
------------------------------------------------------------------
COMMON STOCKS - 99.6%

          Advertising - 0.4%
  86,900  TMP Worldwide, Inc.*                      $    1,868,350
                                                    --------------

          Banking - 8.4%
 168,000  FleetBoston Financial Corp.                    5,434,800
 186,000  Greenpoint Financial Corp.                     9,132,600
 114,600  MBNA Corp.                                     3,789,822
 104,500  PNC Bank Corp.                                 5,463,260
 124,000  State Street Corp.                             5,542,800
 162,600  U.S. Bancorp.                                  3,796,710
 221,500  Wells Fargo & Co.                             11,088,290
                                                    --------------
                                                        44,248,282
                                                    --------------

          Beverages, Food & Tobacco - 3.3%
  63,400  Coca-Cola Co.                                  3,550,400
 133,600  PepsiCo, Inc.                                  6,439,520
  39,100  Philip Morris Cos., Inc.                       1,707,888
 103,000  Wrigley (Wm.) Jr. Co. (a)                      5,701,050
                                                    --------------
                                                        17,398,858
                                                    --------------
          Building Materials - 0.6%
  85,100  Martin Marietta Materials, Inc.                3,318,900
                                                    --------------

          Chemicals - 1.3%
 192,200  Dow Chemical Co.                               6,607,836
                                                    --------------
          Commercial Services - 3.7%
 319,900  Cendant Corp. (a)                              5,080,012
 291,500  First Data Corp.                              10,843,800
  88,600  Valassis Communications, Inc.*                 3,233,900
                                                    --------------
                                                        19,157,712
                                                    --------------

          Communications - 3.4%
 382,700  AOL Time Warner, Inc.*                         5,629,517
 129,200  CommScope, Inc.*                               1,615,000
 121,200  Echostar Communications Corp.* (a)             2,249,472
 889,500  Nextel Communications, Inc., Class A*          2,855,295
 195,200  Qualcomm, Inc.*                                5,366,048
                                                    --------------
                                                        17,715,332
                                                    --------------

          Computer Software & Processing - 4.2%
 123,900  Electronic Data Systems Corp.                  4,602,885
  87,900  Intuit, Inc.*                                  4,370,388
 239,200  Microsoft Corp.*                              13,084,240
                                                    --------------
                                                        22,057,513
                                                    --------------

          Computers & Information - 3.4%
 503,500  Cisco Systems, Inc.*                           7,023,825
 223,300  Dell Computer Corp.*                           5,837,062
 226,100  EMC Corp.*                                     1,707,055
  46,200  International Business Machines Corp.          3,326,400
                                                    --------------
                                                        17,894,342
                                                    --------------

          Cosmetics & Personal Care - 1.3%
  25,000  Avon Products, Inc.                       $    1,306,000
  60,400  Colgate-Palmolive Co.                          3,023,020
  27,800  Procter & Gamble Co.                           2,482,540
                                                    --------------
                                                         6,811,560
                                                    --------------

          Electric Utilities - 5.0%
 172,800  CMS Energy Corp.                               1,897,344
  86,400  DTE Energy Co.                                 3,856,896
  63,900  Exelon Corp.                                   3,341,970
 176,600  FirstEnergy Corp.                              5,894,908
 169,400  Progress Energy, Inc.                          8,810,494
 115,900  Sempra Energy                                  2,564,867
                                                    --------------
                                                        26,366,479
                                                    --------------

          Electronics - 2.8%
 106,100  Energizer Holdings, Inc.*                      2,909,262
 271,400  Intel Corp.                                    4,958,478
  44,700  Intersil Corp., Class A*                         955,686
 185,400  Motorola, Inc.                                 2,673,468
 128,300  Texas Instruments, Inc.                        3,040,710
                                                    --------------
                                                        14,537,604
                                                    --------------

          Entertainment & Leisure - 1.8%
 137,200  Harrah's Entertainment, Inc.*                  6,084,820
  84,700  Metro-Goldwyn-Mayer, Inc.*                       990,990
 130,300  Walt Disney Co.                                2,462,670
                                                    --------------
                                                         9,538,480
                                                    --------------

          Financial Services - 12.0%
 648,100  Charles Schwab Corp.                           7,258,720
 327,882  Citigroup, Inc.                               12,705,427
 138,400  Fannie Mae                                    10,207,000
 284,700  Freddie Mac                                   17,423,640
 133,200  Household International, Inc. (a)              6,620,040
 249,600  Morgan (J.P.) & Co., Inc                       8,466,432
                                                    --------------
                                                        62,681,259
                                                    --------------

          Food Retailers - 1.2%
 311,400  Kroger Co.*                                    6,196,860
                                                    --------------

          Heavy Machinery - 1.9%
  92,900  Pentair, Inc.                                  4,466,632
  80,500  United Technologies Corp.                      5,465,950
                                                    --------------
                                                         9,932,582
                                                    --------------

          Home Construction, Furnishings &
          Appliances - 0.5%
  33,000  Johnson Controls, Inc.                         2,693,130
                                                    --------------

          Household Products - 1.2%
 180,600  Newell Rubbermaid, Inc. (a)                    6,331,836
                                                    --------------

                       See Notes to Financial Statements.
     --------------------------------------------------------------------------
F-22

                                Core Equity Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
  Shares                                               (Note 2)
------------------------------------------------------------------
          Industrial - Diversified - 2.1%
 138,200  General Electric Co.                      $    4,014,710
 103,400  Illinois Tool Works, Inc.                      7,062,220
                                                    --------------
                                                        11,076,930
                                                    --------------
          Insurance - 5.5%
 121,700  AMBAC Financial Group, Inc.                    8,178,240
 136,000  American International Group, Inc.             9,279,280
  60,800  Hartford Financial Services Group, Inc.        3,615,776
  85,000  UnitedHealth Group, Inc.                       7,781,750
                                                    --------------
                                                        28,855,046
                                                    --------------

          Lodging - 1.1%
  71,100  Marriott International, Inc., Class A          2,705,355
  95,200  Starwood Hotels & Resorts Worldwide,
          Inc.                                           3,131,128
                                                    --------------
                                                         5,836,483
                                                    --------------

          Media - Broadcasting &
          Publishing - 5.5%
 117,000  Clear Channel Communications, Inc.*            3,746,340
  17,200  Comcast Corp., Class A (a)                       410,048
  22,600  Gannett Co., Inc.                              1,715,340
  41,200  New York Times Co., Class A                    2,121,800
 169,330  Univision Communications, Inc.* (a)            5,316,962
 344,600  Viacom, Inc., Class B*                        15,289,902
                                                    --------------
                                                        28,600,392
                                                    --------------

          Medical Supplies - 1.0%
  50,200  Baxter International, Inc.                     2,231,390
  61,000  Beckman Coulter, Inc.                          3,043,900
                                                    --------------
                                                         5,275,290
                                                    --------------

          Metals - 1.1%
 214,800  Masco Corp.                                    5,823,228
                                                    --------------

          Oil & Gas - 3.6%
 294,900  Conoco, Inc.                                   8,198,220
 258,000  Exxon Mobil Corp.                             10,557,360
                                                    --------------
                                                        18,755,580
                                                    --------------

          Pharmaceuticals - 11.0%
 148,450  Abbott Laboratories                            5,589,143
  38,400  Amgen, Inc.*                                   1,608,192
 155,900  Bristol-Myers Squibb Co.                       4,006,630
  71,300  Cephalon, Inc.* (a)                            3,222,760
 203,500  Johnson & Johnson                             10,634,910
  82,100  Lilly (Eli) & Co.                              4,630,440
  23,000  Merck & Co., Inc.                              1,164,720
 372,600  Pfizer, Inc.                                  13,041,000
  44,200  Schering-Plough Corp.                          1,087,320
 249,700  Wyeth Corp.                                   12,784,640
                                                    --------------
                                                        57,769,755
                                                    --------------

          Restaurants - 0.3%
  56,100  McDonald's Corp.                               1,596,045
                                                    --------------

          Retailers - 4.2%
  10,000  Family Dollar Stores, Inc.                $      352,500
 150,000  Home Depot, Inc.                               5,509,500
 128,900  Walgreen Co.                                   4,979,407
 204,300  Wal-Mart Stores, Inc.                         11,238,543
                                                    --------------
                                                        22,079,950
                                                    --------------

          Securities Broker - 1.1%
 139,000  Morgan Stanley Dean Witter & Co.               5,988,120
                                                    --------------

          Telephone Systems - 3.8%
  36,700  AT&T Wireless Services, Inc.* (a)                214,695
  95,100  BellSouth Corp.                                2,995,650
 259,700  Crown Castle International Corp.*              1,020,621
 606,800  Liberty Media Group, Class A*                  6,068,000
 134,600  SBC Communications, Inc.                       4,105,300
 158,100  Sprint Corp.                                   1,677,441
 153,900  Sprint Corp. (PCS Group)* (a)                    687,933
  79,400  Verizon Communications, Inc.                   3,187,910
                                                    --------------
                                                        19,957,550
                                                    --------------

          Transportation - 2.9%
 161,800  Burlington Northern Santa Fe Corp.             4,854,000
 265,000  Norfolk Southern Corp.                         6,195,700
 117,900  Sabre Group Holdings, Inc.*                    4,220,820
                                                    --------------
                                                        15,270,520
                                                    --------------
          Total Common Stocks                          522,241,804
                                                    --------------
          (Cost $601,299,082)

TOTAL INVESTMENTS - 99.6%                              522,241,804
                                                    --------------
(Cost $601,299,082)
Net Other Assets and Liabilities - 0.4%                  2,322,910
                                                    --------------
Total Net Assets - 100.0%                           $  524,564,714
                                                    ==============

____________________
*    Non-income producing security.
(a) All or a portion of this security is out on loan at June 30, 2002; the value of securities loaned amounted to $24,494,892. The value of collateral amounted to $25,344,124 which consisted of cash equivalents.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $601,299,082. Net unrealized appreciation (depreciation) aggregated $(79,057,278), of which $9,087,456 related to appreciated investment securities and $(88,144,734) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $495,251,694 and $556,634,522 of non-governmental issuers, respectively, and $23,200,287 and $7,478,281 of U.S. Government and Agency issuers, respectively.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------
                                                                            F-23

                               Equity Index Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
 Shares                                                (Note 2)
------------------------------------------------------------------
COMMON STOCKS - 99.9%

          Advertising - 0.2%
 18,700   Interpublic Group of Companies, Inc.      $      463,012
  9,200   Omnicom Group, Inc.                              421,360
  5,400   TMP Worldwide, Inc.* (a)                         116,100
                                                    --------------
                                                         1,000,472
                                                    --------------

          Aerospace & Defense - 1.5%
 41,138   Boeing Co.                                     1,851,210
  9,900   General Dynamics Corp.                         1,052,865
 40,075   Honeywell International, Inc.                  1,411,842
 22,082   Lockheed Martin Corp.                          1,534,699
  5,600   Northrop Grumman Corp. (a)                       700,000
  6,900   Textron, Inc.                                    323,610
                                                    --------------
                                                         6,874,226
                                                    --------------

          Airlines - 0.4%
  7,600   AMR Corp.*                                       128,136
  6,000   Delta Air Lines, Inc.                            120,000
 14,700   FedEx Corp.                                      784,980
 37,818   Southwest Airlines, Inc.                         611,139
                                                    --------------
                                                         1,644,255
                                                    --------------

          Apparel Retailers - 0.6%
 42,450   Gap, Inc. (a)                                    602,790
 16,500   Kohls Corp.*                                   1,156,320
 25,400   Limited Brands, Inc.                             541,020
  6,600   Nordstrom, Inc. (a)                              149,490
                                                    --------------
                                                         2,449,620
                                                    --------------

          Automotive - 1.3%
  3,500   Cooper Tire & Rubber Co.                          71,925
  7,209   Dana Corp.                                       133,583
 27,428   Delphi Automotive Systems Corp.                  362,050
 88,881   Ford Motor Co.                                 1,422,096
 27,500   General Motors Corp. (a)                       1,469,875
  8,550   Genuine Parts Co.                                298,139
  5,000   Goodrich (B.F.) Co.                              136,600
  8,000   Goodyear Tire & Rubber Co. (a)                   149,680
 14,900   Harley-Davidson, Inc. (a)                        763,923
  4,500   ITT Industries, Inc.                             317,700
  3,000   Navistar International Corp.                      96,000
  5,720   Paccar, Inc.                                     253,911
  6,300   TRW, Inc.                                        358,974
  6,336   Visteon Corp.                                     89,971
                                                    --------------
                                                         5,924,427
                                                    --------------

          Banking - 8.0%
 17,700   Amsouth Bancorp                                  396,126
 57,575   Banc One Corp.                                 2,215,486
 75,559   Bank of America Corp.                          5,316,331
 35,700   Bank of New York Co., Inc.                     1,204,875
 23,500   BB&T Corp.                                       907,100
 10,837   Capital One Financial Corp.                      661,599
 11,067   Charter One Financial, Inc.                      380,483
  8,650   Comerica, Inc.                                   531,110

          Banking (continued)
 28,905   Fifth Third Bancorp                       $    1,926,518
  6,200   First Tennessee National Corp.                   237,460
 51,352   FleetBoston Financial Corp.                    1,661,237
  7,600   Golden West Financial Corp.                      522,728
 12,049   Huntington Bancshares, Inc.                      233,992
 20,900   KeyCorp                                          570,570
 10,400   Marshall & Ilsley Corp.                          321,672
 41,718   MBNA Corp.                                     1,379,614
 21,600   Mellon Financial Corp.                           678,888
 29,900   National City Corp.                              994,175
 10,900   Northern Trust Corp.                             480,254
 13,900   PNC Bank Corp.                                   726,692
 11,200   Regions Financial Corp.                          393,680
 17,000   Southtrust Corp.                                 444,040
 16,000   State Street Corp.                               715,200
 14,100   Suntrust Banks, Inc. (a)                         954,852
 14,500   Synovus Financial Corp.                          399,040
 93,734   U.S. Bancorp                                   2,188,689
  9,900   Union Planters Corp.                             320,463
 67,096   Wachovia Corp.                                 2,561,725
 47,774   Washington Mutual, Inc.                        1,772,893
 83,930   Wells Fargo & Co.                              4,201,536
  4,500   Zions Bancorp.                                   234,450
                                                    --------------
                                                        35,533,478
                                                    --------------

          Beverages, Food & Tobacco - 6.4%
  1,800   Adolph Coors Co.                                 112,140
 43,000   Anheuser-Busch Companies, Inc.                 2,150,000
 31,949   Archer-Daniels-Midland Co.                       408,628
  3,400   Brown Forman Corp., Class B                      234,600
 20,100   Campbell Soup Co.                                555,966
121,800   Coca-Cola Co.                                  6,820,800
 21,900   Coca-Cola Enterprises, Inc.                      483,552
 26,300   Conagra, Inc. (a)                                727,195
 18,000   General Mills, Inc.                              793,440
 17,200   H.J. Heinz Co.                                   706,920
  5,300   Hercules, Inc.*                                   61,480
  6,700   Hershey Foods Corp.                              418,750
 20,100   Kellogg Co.                                      720,786
 13,900   Pepsi Bottling Group, Inc.                       428,120
 86,710   PepsiCo, Inc.                                  4,179,422
104,900   Philip Morris Cos., Inc.                       4,582,032
 23,700   Safeway, Inc.*                                   691,803
 18,900   Starbucks Corp.*                                 469,665
  6,500   Supervalu, Inc.                                  159,445
 32,500   Sysco Corp.                                      884,650
 28,089   Unilever NV, (NY shares) ADR                   1,820,167
  8,300   UST, Inc.                                        282,200
 11,100   Wrigley (Wm.) Jr. Co. (a)                        614,385
                                                    --------------
                                                        28,306,146
                                                    --------------

          Building Materials - 0.1%
  5,000   Vulcan Materials Co.                             219,000
                                                    --------------

          Chemicals - 1.5%
 11,200   Air Products & Chemicals, Inc.                   565,264
  5,400   Avery Dennison Corp.                             338,850

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------
F-24

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
 Shares                                               (Note 2)
------------------------------------------------------------------
          Chemicals (continued)
 44,477   Dow Chemical Co.                          $    1,529,119
 48,700   Du Pont (E.I.) De Nemours and Co.              2,162,280
  3,800   Eastman Chemical Co.                             178,220
  2,400   Great Lakes Chemical Corp. (a)                    63,576
  8,300   PPG Industries, Inc.                             513,770
  8,000   Praxair, Inc.                                    455,760
 10,875   Rohm & Haas Co.                                  440,329
  4,108   Sealed Air Corp.* (a)                            165,429
  7,500   Sherwin Williams Co.                             224,475
                                                    --------------
                                                         6,637,072
                                                    --------------

          Commercial Services - 2.0%
  9,600   Allied Waste Industries, Inc.*                    92,160
  8,500   Apollo Group, Inc.* (a)                          335,070
 30,400   Automatic Data Processing, Inc.                1,323,920
 51,133   Cendant Corp.* (a)                               811,992
  8,300   Cintas Corp. (a)                                 410,269
 25,000   Concord EFS, Inc.*                               753,500
  8,400   Convergys Corp.* (a)                             163,632
  3,100   Deluxe Corp.                                     120,559
  6,300   Ecolab, Inc.                                     291,249
  7,100   Equifax, Inc.                                    191,700
 37,500   First Data Corp.                               1,395,000
  3,900   Fluor Corp.                                      151,905
 21,300   Halliburton Co.                                  339,522
  7,600   Moody's Corp.                                    378,100
 18,350   Paychex, Inc.                                    574,172
  6,100   Perkinelmer, Inc.                                 67,405
 11,800   Pitney Bowes, Inc.                               468,696
  5,800   Quintiles Transnational Corp.*                    72,442
  5,500   R. R. Donnelley & Sons Co.                       151,525
  8,600   Robert Half International, Inc.*                 200,380
 30,335   Waste Management, Inc.                           790,227
                                                    --------------
                                                         9,083,425
                                                    --------------

          Communications - 1.4%
 38,900   ADC Telecommunications, Inc.*                     89,080
  4,800   Andrew Corp.* (a)                                 68,784
218,298   AOL Time Warner, Inc.*                         3,211,164
 17,631   Avaya, Inc.*                                      87,273
 21,100   Ciena Corp.*                                      88,409
 46,600   Corning, Inc.*                                   165,430
167,982   Lucent Technologies, Inc.* (a)                   278,850
  4,100   Mercury Interactive Corp.* (a)                    94,136
 16,300   Network Appliance, Inc.*                         202,772
 39,900   Nextel Communications, Inc., Class A*            128,079
188,160   Nortel Networks Corp.*                           272,832
 37,700   Qualcomm, Inc.*                                1,036,373
  8,900   Rockwell Collins, Inc.                           244,038
  7,600   Scientific Atlanta, Inc. (a)                     125,020
 20,100   Tellabs, Inc.*                                   124,620
                                                    --------------
                                                         6,216,860
                                                    --------------

          Computer Software & Processing - 5.2%
 11,700   Adobe Systems, Inc.                              333,450
  5,600   Autodesk, Inc. (a)                                74,200

          Computer Software & Processing (continued)
 11,900   BMC Software, Inc.*                       $      197,540
  8,900   Citrix Systems, Inc.* (a)                         53,756
 28,350   Computer Associates International, Inc.          450,482
  8,400   Computer Sciences Corp.* (a)                     401,520
 18,300   Compuware Corp.* (a)                             111,081
 23,500   Electronic Data Systems Corp.                    873,025
  9,350   Fiserv, Inc.*                                    343,239
 14,100   IMS Health, Inc.                                 253,095
 10,400   Intuit, Inc.*                                    517,088
265,600   Microsoft Corp.*                              14,528,320
  4,800   NCR Corp.*                                       166,080
 17,700   Novell, Inc.*                                     56,817
  7,300   NVIDIA Corp.* (a)                                125,414
269,320   Oracle Corp.*                                  2,550,460
 12,700   Parametric Technology Corp.*                      43,561
 15,200   PeopleSoft, Inc.*                                226,176
  9,500   Rational Software Corp.*                          77,995
159,200   Sun Microsystems, Inc.*                          797,592
 15,700   Unisys Corp.*                                    141,300
 20,019   VERITAS Software Corp.*                          396,176
 29,300   Yahoo!, Inc.*                                    432,468
                                                    --------------
                                                        23,150,835
                                                    --------------

          Computers & Information - 4.3%
 17,400   Apple Computer, Inc.*                            308,328
359,000   Cisco Systems, Inc.*                           5,008,050
  9,100   Comverse Technology, Inc.*                        84,266
127,300   Dell Computer Corp.*                           3,327,622
109,000   EMC Corp.*                                       822,950
 15,860   Gateway Inc.*                                     70,418
147,998   Hewlett-Packard Co.                            2,261,409
 84,000   International Business Machines Corp.          6,048,000
  6,400   Lexmark International Group, Inc.*               348,160
 28,332   Palm, Inc.*                                       49,864
 23,200   Siebel Systems, Inc.*                            329,904
 40,300   Solectron Corp.*                                 247,845
 11,200   Symbol Technologies, Inc.                         95,200
                                                    --------------
                                                        19,002,016
                                                    --------------

          Consumer Products - Diversified - 0.2%
 38,400   Sara Lee Corp.                                   792,576
                                                    --------------

          Containers & Packaging - 0.0%
  2,800   Ball Corp.                                       116,144
                                                    --------------

          Cosmetics & Personal Care - 2.3%
  2,800   Alberto-Culver Co., Class B (a)                  133,840
 11,600   Avon Products, Inc.                              605,984
 11,300   Clorox Co.                                       467,255
 26,800   Colgate-Palmolive Co.                          1,341,340
 51,800   Gillette Co.                                   1,754,466
  4,600   International Flavors & Fragrances, Inc.         149,454
 63,800   Procter & Gamble Co.                           5,697,340
                                                    --------------
                                                        10,149,679
                                                    --------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------
                                                                            F-25

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
 Shares                                               (Note 2)
------------------------------------------------------------------
          Electric Utilities - 2.8%
 26,200   AES Corp.*                                $      142,004
  6,100   Allegheny Energy, Inc.                           157,075
  7,100   Ameren Corp.                                     305,371
 16,640   American Electric Power, Inc.                    665,933
 18,300   Calpine Corp.* (a)                               128,649
  8,143   Cinergy Corp.                                    293,067
 13,800   Citizens Utilities Co., Class B* (a)             115,368
  6,600   CMS Energy Corp. (a)                              72,468
 10,400   Consolidated Edison, Inc.                        434,200
  8,050   Constellation Energy Group, Inc.                 236,187
 13,550   Dominion Resources, Inc.                         897,010
  7,900   DTE Energy Co.                                   352,656
 40,734   Duke Energy Corp.                              1,266,827
 15,900   Edison International*                            270,300
 11,000   Entergy Corp.                                    466,840
 15,850   Exelon Corp.                                     828,955
 14,600   FirstEnergy Corp.                                487,348
  8,700   Florida Power & Light Group Capital,
          Inc. (a)                                         521,913
  6,900   KeySpan Energy Corp.                             259,785
 19,699   Mirant Corp.*                                    143,803
 10,100   NiSource, Inc.                                   220,483
 19,100   PG&E Corp.*                                      341,699
  4,200   Pinnacle West Capital Corp.                      165,900
  7,200   PPL Resources, Inc.                              238,176
 10,877   Progress Energy, Inc.                            565,713
  5,000   Progress Energy, Inc.(b)                               0
 10,100   Public Service Enterprise Group, Inc.            437,330
 14,798   Reliant Energy, Inc.                             250,086
 10,013   Sempra Energy                                    221,588
 34,500   Southern Co. (a)                                 945,300
  7,500   TECO Energy, Inc. (a)                            185,625
 13,040   TXU Corp.                                        672,212
 19,310   Xcel Energy, Inc.                                323,829
                                                    --------------
                                                        12,613,700
                                                    --------------

          Electrical Equipment - 0.5%
  9,600   American Power Conversion Corp.*                 121,248
  4,600   Cooper Industries, Ltd.                          180,780
 14,300   Eastman Kodak Co. (a)                            417,131
 20,700   Emerson Electric Co.                           1,107,657
  9,000   Rockwell International Corp.                     179,820
  2,800   Thomas & Betts Corp.*                             52,080
 35,300   Xerox Corp.* (a)                                 246,041
                                                    --------------
                                                         2,304,757
                                                    --------------
          Electronics - 3.6%
 16,700   Advanced Micro Devices*                          162,324
 18,800   Altera Corp.*                                    255,680
 17,900   Analog Devices, Inc.*                            531,630
 14,600   Applied Micro Circuits Corp.*                     69,058
 13,100   Broadcom Corp.* (a)                              229,774
 12,600   Conexant Systems, Inc.*                           20,412
327,900   Intel Corp.                                    5,990,733
  9,600   Jabil Circuit, Inc.*                             202,656
  9,300   KLA-Tencor Corp.*                                409,107
 15,500   Linear Technology Corp.                          487,165
 18,100   LSI Logic Corp.*                                 158,375

          Electronics (continued)
 15,800   Maxim Integrated Products, Inc.*          $      605,614
 29,500   Micron Technology, Inc.*                         596,490
  2,400   Millipore Corp.                                   76,752
  9,525   Molex, Inc. (a)                                  319,373
111,335   Motorola, Inc.                                 1,605,451
  8,800   National Semiconductor Corp.*                    256,696
  7,100   Novellus Systems, Inc.* (a)                      241,400
  8,100   PMC-Sierra, Inc.* (a)                             75,087
  3,800   Power-One, Inc.*                                  23,636
  4,600   QLogic Corp.*                                    175,260
 19,500   Raytheon Co.                                     794,625
 25,700   Sanmina Corp.*                                   162,167
  4,223   Skyworks Solutions, Inc.*                         23,435
  8,900   Teradyne, Inc.*                                  209,150
 85,000   Texas Instruments, Inc.                        2,014,500
  9,800   Vitesse Semiconductor Corp.*                      30,478
 16,400   Xilinx, Inc.*                                    367,852
                                                    --------------
                                                        16,094,880
                                                    --------------

          Entertainment & Leisure - 0.8%
 28,700   Carnival Corp.                                   794,703
  5,600   Harrah's Entertainment, Inc.*                    248,360
  8,450   Hasbro, Inc.                                     114,582
  4,400   International Game Technology*                   249,480
 21,312   Mattel, Inc.                                     449,257
100,029   Walt Disney Co.                                1,890,548
                                                    --------------
                                                         3,746,930
                                                    --------------

          Financial Services - 5.7%
 65,200   American Express Co.                           2,368,064
 67,200   Charles Schwab Corp.                             752,640
252,440   Citigroup, Inc.                                9,782,050
  6,100   Countrywide Credit Industries, Inc.              294,325
 48,900   Fannie Mae                                     3,606,375
 12,830   Franklin Resources, Inc.                         547,071
 34,100   Freddie Mac                                    2,086,920
  9,000   H&R Block, Inc.                                  415,350
 22,359   Household International, Inc.                  1,111,242
 97,618   Morgan (J.P.) & Co., Inc                       3,311,203
 14,100   Providian Financial Corp.                         82,908
  7,657   SLM Corp. (a)                                    741,963
 10,900   Stilwel Financial, Inc.                          198,380
  6,100   T. Rowe Price Group, Inc.                        200,568
                                                    --------------
                                                        25,499,059
                                                    --------------

          Food Retailers - 0.3%
 19,942   Albertson's, Inc. (a)                            607,433
 38,900   Kroger Co.*                                      774,110
  6,800   Winn-Dixie Stores, Inc. (a)                      106,012
                                                    --------------
                                                         1,487,555
                                                    --------------

          Forest Products & Paper - 1.0%
  2,600   Bemis Co.                                        123,500
  2,800   Boise Cascade Corp.                               96,684
 11,302   Georgia-Pacific Corp.                            277,803
 23,640   International Paper Co.                        1,030,231

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------
F-26

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
 Shares                                               (Note 2)
------------------------------------------------------------------
          Forest Products & Paper (continued)
 25,440   Kimberly-Clark Corp.                      $    1,577,280
  5,100   Louisiana Pacific Corp.                           54,009
  9,798   Meadwestvaco Corp.                               328,821
  7,700   Pactiv Corp.*                                    183,260
  2,600   Temple Inland, Inc.                              150,436
 10,700   Weyerhaeuser Co.                                 683,195
                                                    --------------
                                                         4,505,219
                                                    --------------

          Health Care Providers - 0.8%
 25,200   HCA - The Healthcare Corporation               1,197,000
 11,800   Health Management Associates, Inc.,
          Class A* (a)                                     237,770
 19,200   HealthSouth Corp.*                               245,568
  4,900   Manor Care, Inc.*                                112,700
 16,000   Tenet Healthcare Corp.*                        1,144,800
  7,100   Wellpoint Health Networks, Inc.* (a)             552,451
                                                    --------------
                                                         3,490,289
                                                    --------------

          Heavy Construction - 0.0%
  3,000   McDermott International, Inc.*                    24,300
                                                    --------------

          Heavy Machinery - 1.6%
  3,600   American Standard Companies, Inc.*               270,360
 80,300   Applied Materials, Inc.*                       1,527,306
 16,580   Baker Hughes, Inc.                               551,948
 16,900   Caterpillar, Inc.                                827,255
  2,000   Cummins Engine Co., Inc. (a)                      66,200
 11,700   Deere & Co.                                      560,430
  9,900   Dover Corp.                                      346,500
  8,300   Ingersoll-Rand Co.                               378,978
  6,000   Pall Corp.                                       124,500
  5,775   Parker-Hannifin Corp.                            275,987
  4,200   Stanley Works                                    172,242
 23,200   United Technologies Corp.                      1,575,280
  4,600   W.W. Grainger, Inc.                              230,460
                                                    --------------
                                                         6,907,446
                                                    --------------

          Home Construction, Furnishings &
          Appliances - 0.4%
  4,000   Black & Decker Corp.                             192,800
  3,000   Centex Corp. (a)                                 173,370
  4,400   Johnson Controls, Inc.                           359,084
  2,500   KB Home (a)                                      128,775
  9,600   Leggett & Platt, Inc.                            224,640
  3,800   Maytag Corp.                                     162,070
  3,000   Pulte Corp.                                      172,440
  3,400   Whirlpool Corp.                                  222,224
                                                    --------------
                                                         1,635,403
                                                    --------------

          Household Products - 0.2%
  7,400   Fortune Brands, Inc.                             414,400
 13,133   Newell Rubbermaid, Inc.                          460,443
  2,800   Snap-On, Inc.                                     83,132
  2,800   Tupperware Corp.                                  58,212
                                                    --------------
                                                         1,016,187
                                                    --------------

          Industrial - Diversified - 4.2%
 19,100   3M Co.                                    $    2,349,300
487,400   General Electric Co.                          14,158,970
 15,000   Illinois Tool Works, Inc.                      1,024,500
 97,937   Tyco International, Ltd.                       1,323,129
                                                    --------------
                                                        18,855,899
                                                    --------------

          Insurance - 5.2%
 12,900   ACE, Ltd.                                        407,640
  7,198   Aetna, Inc. (a)                                  345,288
 25,400   AFLAC, Inc.                                      812,800
 34,838   Allstate Corp.                                 1,288,309
  5,200   AMBAC Financial Group, Inc.                      349,440
128,179   American International Group, Inc.             8,745,653
 13,350   AON Corp.                                        393,558
  8,400   Chubb Corp.                                      594,720
  6,900   Cigna Corp.                                      672,198
  8,000   Cincinnati Financial Corp.                       372,240
 16,907   Conseco, Inc.* (a)                                33,814
 12,200   Hartford Financial Services Group, Inc.          725,534
  8,200   Humana, Inc.*                                    128,166
  7,400   Jefferson Pilot Corp.                            347,800
 14,400   John Hancock Financial Services, Inc.            506,880
  9,200   Lincoln National Corp.                           386,400
  9,300   Loews Corp.                                      492,807
 13,450   Marsh & McLennan Cos., Inc.                    1,299,270
  7,250   MBIA, Inc.                                       409,843
 34,600   Metlife, Inc.                                    996,480
  5,200   MGIC Investment Corp.                            352,560
 10,800   Progressive Corp.                                624,780
  6,300   SAFECO Corp.                                     194,607
 10,200   St. Paul Cos.                                    396,984
  6,000   Torchmark Corp.                                  229,200
 15,100   UnitedHealth Group, Inc.                       1,382,405
 11,918   UnumProvident Corp.                              303,313
  6,700   XL Capital, Ltd., Class A                        567,490
                                                    --------------
                                                        23,360,179
                                                    --------------

          Lodging - 0.2%
 18,100   Hilton Hotels Corp.                              251,590
 11,900   Marriott International, Inc., Class A            452,795
  9,800   Starwood Hotels & Resorts Worldwide,
          Inc.                                             322,322
                                                    --------------
                                                         1,026,707
                                                    --------------

          Media - Broadcasting &
          Publishing - 2.1%
  3,100   American Greetings Corp., Class A (a)             51,646
 30,000   Clear Channel Communications, Inc.*              960,600
 46,400   Comcast Corp., Class A* (a)                    1,106,176
  4,100   Dow Jones & Company, Inc. (a)                    198,645
 13,100   Gannett Co., Inc.                                994,290
  4,100   Knight-Ridder, Inc.                              258,095
  9,500   McGraw-Hill Cos., Inc.                           567,150
  2,400   Meredith Corp.                                    92,040
  7,400   New York Times Co., Class A                      381,100
 14,787   Tribune Co.                                      643,235

                       See Notes to Financial Statements.
--------------------------------------------------------------------------
                                                                            F-27

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
 Shares                                               (Note 2)
------------------------------------------------------------------
          Media - Broadcasting &
          Publishing (continued)
 11,200   Univision Communications, Inc.* (a)       $      351,680
 86,728   Viacom, Inc., Class B*                         3,848,121
                                                    --------------
                                                         9,452,778
                                                    --------------

          Medical Supplies - 2.2%
 22,724   Agilent Technologies, Inc.*                      537,423
  6,400   Allergan, Inc.                                   427,200
 10,400   Applied Biosystems Group - Applera Corp.         202,696
  2,600   Bausch & Lomb, Inc. (a)                           88,010
 29,500   Baxter International, Inc.                     1,311,275
 12,700   Becton, Dickinson & Co.                          437,515
 13,125   Biomet, Inc.                                     355,950
 19,900   Boston Scientific Corp.*                         583,468
  2,600   C.R. Bard, Inc.                                  147,108
  7,400   Danaher Corp. (a)                                490,990
  3,500   Eaton Corp.                                      254,625
 15,000   Guidant Corp.*                                   453,450
 66,700   JDS Uniphase Corp.* (a)                          178,089
 59,500   Medtronic, Inc.                                2,549,575
  4,300   St. Jude Medical, Inc.*                          317,555
  9,700   Stryker Corp.                                    519,047
  4,400   Tektronix, Inc.*                                  82,324
  8,400   Thermo Electron Corp.*                           138,600
  6,400   Waters Corp.*                                    170,880
  9,470   Zimmer Holdings, Inc.*                           337,700
                                                    --------------
                                                         9,583,480
                                                    --------------

          Metals - 1.1%
 15,700   Alcan Aluminum, Ltd.                             589,064
 41,508   Alcoa, Inc.                                    1,375,990
  3,951   Allegheny Technologies, Inc. (a)                  62,426
 26,484   Barrick Gold Corp. (a)                           502,931
  2,950   Crane Co.                                         74,871
  6,350   Engelhard Corp.                                  179,832
  7,000   Freeport-McMoRan Copper & Gold, Inc.,
          Class B* (a)                                     124,950
  8,900   Inco, Ltd.*                                      201,496
 23,700   Masco Corp.                                      642,507
 19,211   Newmont Mining Corp. (a)                         505,826
  3,800   Nucor Corp.                                      247,152
  4,400   Phelps Dodge Corp.                               181,280
 16,100   Placer Dome, Inc.                                180,481
  4,920   United States Steel Corp.                         97,859
  4,100   Worthington Industries, Inc.                      74,210
                                                    --------------
                                                         5,040,875
                                                    --------------

          Oil & Gas - 7.7%
  4,400   Amerada Hess Corp.                               363,000
 12,179   Anadarko Petroleum Corp.                         600,425
  7,010   Apache Corp.                                     402,935
  3,400   Ashland, Inc.                                    137,700
  7,700   BJ Services Co.*                                 260,876
  9,882   Burlington Resources, Inc.                       375,516
 52,336   ChevronTexaco Corp.                            4,631,736
 30,700   Conoco, Inc.                                     853,460
  7,700   Devon Energy Corp. (a)                           379,456

          Oil & Gas (continued)
 17,700   Dynegy, Inc.                              $      127,440
 28,330   El Paso Energy Corp.                             583,881
  5,700   EOG Resources, Inc. (a)                          226,290
332,660   Exxon Mobil Corp.                             13,612,447
  4,881   Kerr-Mcgee Corp.                                 261,378
  6,000   Kinder Morgan, Inc.                              228,120
 15,200   Marathon Oil Corp.                               412,224
  7,100   Nabors Industries, Ltd.* (a)                     250,630
  2,200   Nicor, Inc.                                      100,650
  6,600   Noble Corp.*                                     254,760
 18,400   Occidental Petroleum Corp.                       551,816
  1,700   Peoples Energy Corp.                              61,982
 18,760   Phillips Petroleum Co.                         1,104,589
  4,600   Rowan Cos., Inc.                                  98,670
104,200   Royal Dutch Petroleum Co.                      5,759,134
 28,300   Schlumberger, Ltd.                             1,315,950
  3,700   Sunoco, Inc.                                     131,831
 15,627   Transocean Sedco Forex, Inc.                     486,781
 12,000   Unocal Corp.                                     443,280
 25,300   Williams Cos., Inc.                              151,547
                                                    --------------
                                                        34,168,504
                                                    --------------

          Pharmaceuticals - 10.6%
 76,500   Abbott Laboratories                            2,880,225
  5,200   AmerisourceBergen Corp.                          395,200
 51,000   Amgen, Inc.*                                   2,135,880
  7,300   Biogen, Inc.*                                    302,439
 95,000   Bristol-Myers Squibb Co.                       2,441,500
 22,200   Cardinal Health, Inc.                          1,363,302
  9,300   Chiron Corp.*                                    328,755
  8,800   Forest Laboratories, Inc.*                       623,040
 10,400   Genzyme Corp.*                                   200,096
 27,000   Immunex Corp.*                                   603,180
147,660   Johnson & Johnson                              7,716,712
 12,166   King Pharmaceuticals, Inc.*                      270,694
 55,200   Lilly (Eli) & Co.                              3,113,280
 14,114   McKesson HBOC Corp.                              461,528
 12,200   Medimmune, Inc.*                                 322,080
111,100   Merck & Co., Inc.                              5,626,104
306,250   Pfizer, Inc.                                  10,718,750
 63,396   Pharmacia Corp.                                2,374,180
 71,900   Schering-Plough Corp.                          1,768,740
  3,600   Sigma Aldrich Corp.                              180,540
  5,200   Watson Pharmaceuticals, Inc.*                    131,404
 65,100   Wyeth Corp.                                    3,333,120
                                                    --------------
                                                        47,290,749
                                                    --------------

          Real Estate Investment Trust - 0.3%
 20,400   Equity Office Properties Trust, REIT             614,040
 13,400   Equity Residential Properties Trust,
          REIT (a)                                         385,250
  9,000   Plum Creek Timber Co., Inc., REIT                276,300
                                                    --------------
                                                         1,275,590
                                                    --------------

          Restaurants - 0.6%
  8,500   Darden Restaurants, Inc. (a)                     209,950
 62,400   McDonald's Corp.                               1,775,280

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------
F-28

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
 Shares                                               (Note 2)
------------------------------------------------------------------
          Restaurants (continued)
  5,600   Wendy's International, Inc.               $      223,048
 14,520   Yum! Brands, Inc.*                               424,710
                                                    --------------
                                                         2,632,988
                                                    --------------

          Retailers - 6.6%
  5,200   AutoZone, Inc.*                                  401,960
 14,300   Bed Bath & Beyond, Inc.*                         539,682
 15,700   Best Buy Co., Inc.*                              569,910
  5,600   Big Lots, Inc.                                   110,208
 10,200   Circuit City Stores-Circuit City Group           191,250
 22,312   Costco Wholesale Corp.*                          861,689
 19,200   CVS Corp.                                        587,520
  4,100   Dillards, Inc., Class A                          107,789
 16,287   Dollar General Corp.                             309,942
  8,500   Family Dollar Stores, Inc.                       299,625
  9,900   Federated Department Stores, Inc.*               393,030
115,497   Home Depot, Inc.                               4,242,205
 13,100   J.C. Penney Co., Inc. (a)                        288,462
 38,100   Lowes Cos., Inc.                               1,729,740
 14,000   May Department Stores Co.                        461,020
 15,100   Office Depot, Inc.*                              253,680
  8,500   RadioShack Corp. (a)                             255,510
 15,500   Sears Roebuck & Co.                              841,650
 22,900   Staples, Inc.*                                   451,130
 44,500   Target Corp.                                   1,695,450
  7,100   Tiffany & Co.                                    249,920
 26,400   TJX Cos., Inc.                                   517,704
 10,300   Toys "R" Us, Inc.*                               179,941
 50,200   Walgreen Co.                                   1,939,226
218,200   Wal-Mart Stores, Inc.                         12,003,182
                                                    --------------
                                                        29,481,425
                                                    --------------

          Securities Broker - 1.1%
  4,952   Bear Stearns Cos., Inc.                          303,062
 12,000   Lehman Brothers Holdings, Inc.                   750,240
 42,300   Merrill Lynch & Co., Inc.                      1,713,150
 54,034   Morgan Stanley Dean Witter & Co.               2,327,785
                                                    --------------
                                                         5,094,237
                                                    --------------

          Telephone Systems - 4.0%
 15,300   Alltel Corp.                                     719,100
186,240   AT&T Corp.                                     1,992,768
132,680   AT&T Wireless Services, Inc.* (a)                776,178
 91,900   BellSouth Corp.                                2,894,850
  6,900   CenturyTel, Inc.                                 203,550
 82,163   Qwest Communications International,
          Inc.*                                            230,056
163,798   SBC Communications, Inc.                       4,995,839
 43,700   Sprint Corp.                                     463,657
 48,600   Sprint Corp. (PCS Group)* (a)                    217,242
133,530   Verizon Communications, Inc.                   5,361,230
                                                    --------------
                                                        17,854,470
                                                    --------------

          Textiles, Clothing & Fabrics - 0.3%
  6,300   Jones Apparel Group, Inc.*                       236,250
  5,200   Liz Claiborne, Inc.                              165,360
 13,200   Nike, Inc., Class B                              708,180

          Textiles, Clothing & Fabrics (continued)
  2,900   Reebok International, Ltd.*               $       85,550
  5,400   V.F. Corp. (a)                                   211,734
                                                    --------------
                                                         1,407,074
                                                    --------------

          Transportation - 0.6%
  4,400   Brunswick Corp.                                  123,200
 18,752   Burlington Northern Santa Fe Corp.               562,560
 10,400   CSX Corp.                                        364,520
 19,000   Norfolk Southern Corp.                           444,220
  3,000   Ryder System, Inc.                                81,270
  7,108   Sabre Group Holdings, Inc.*                      254,466
 12,400   Union Pacific Corp.                              784,672
                                                    --------------
                                                         2,614,908
                                                    --------------
          Total Common Stocks                          445,565,819
                                                    --------------
          (Cost $507,454,654)

CONVERTIBLE PREFERRED STOCKS - 0.0%

          Electric Utilities - 0.0%
  4,200   NiSource, Inc.*                                    8,736
                                                    --------------
          Total Convertible Preferred Stocks                 8,736
                                                    --------------
          (Cost $8,531)

Par Value
---------

U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.1%

           U.S. Treasury Bills (d) - 0.1%
$250,000   1.65%, 12/19/02 (c)                             248,018
                                                    --------------
           Total U.S. Government and Agency
           Obligation                                      248,018
                                                    --------------
           (Cost $248,018)

Shares
------

INVESTMENT COMPANY - 0.0%

  50,811   Marshall Money Market Fund                       50,810
                                                    --------------
           Total Investment Company                         50,810
                                                    --------------
           (Cost $50,811)

Total Investments - 100.0%                             445,873,383
                                                    --------------
(Cost $507,762,014)
Net Other Assets and Liabilities - 0.0%                    118,239
                                                    --------------

Total Net Assets - 100.0%                           $  445,991,622
                                                    ==============

____________
*    Non-income producing security.
(a) All or a portion of this security is out on loan at June 30, 2002; the value of the securities loaned amounted to $20,117,413. The value of collateral amounted to $21,038,713 which consisted of cash equivalents.
(b) Contingent Value Obligation. Represents the right to receive contingent payments based upon the net after-tax flow to Progress Energy generated by certain operations. No such payments have been received to date. Security valued by fund management.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------
                                                                            F-29

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
(c)  Security has been deposited as initial margin on futures contracts. At
     June 30, 2002, the Portfolio's open futures contracts were as follows:

   Number
of Contracts   Contract      Expiration    Aggregate    Market Value At
 Purchased       Type           Date         Cost        June 30, 2002
------------  -----------  --------------  ---------    ---------------

      4          S&P 500   September-2002  $990,500      $     990,100
                                           ========      =============

(d)  Effective yield at time of purchase.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
REIT Real Estate Investment Trust

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $507,762,014. Net unrealized appreciation (depreciation) aggregated $(61,888,631), of which $53,171,661 related to appreciated investment securities and $(115,060,292) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $16,213,863 and $12,879,711 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
        ------------------------------------------------------------------------

                         Select Growth and Income Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
  Shares                                               (Note 2)
------------------------------------------------------------------
COMMON STOCKS - 99.0%

          Advertising - 0.2%
 21,000   Omnicom Group, Inc.                       $      961,800
                                                    --------------

          Aerospace & Defense - 0.9%
 18,100   Boeing Co.                                       814,500
  3,500   General Dynamics Corp.                           372,225
 44,700   Honeywell International, Inc.                  1,574,781
 18,900   Lockheed Martin Corp.                          1,313,550
                                                    --------------
                                                         4,075,056
                                                    --------------

          Airlines - 0.3%
  2,100   AMR Corp.*                                        35,406
 25,500   Delta Air Lines, Inc.                            510,000
  9,800   FedEx Corp.                                      523,320
 10,900   Southwest Airlines, Inc.                         176,144
                                                    --------------
                                                         1,244,870
                                                    --------------

          Apparel Retailers - 0.9%
 51,900   Abercrombie & Fitch Co., Class A* (a)          1,251,828
 44,900   Kohls Corp.*                                   3,146,592
                                                    --------------
                                                         4,398,420
                                                    --------------

          Automotive - 1.5%
 80,500   Delphi Automotive Systems Corp.                1,062,600
 47,900   Ford Motor Co.                                   766,400
 71,700   General Motors Corp. (a)                       3,832,365
  9,800   Harley-Davidson, Inc.                            502,446
  5,900   ITT Industries, Inc.                             416,540
 32,400   Visteon Corp.                                    460,080
                                                    --------------
                                                         7,040,431
                                                    --------------

          Banking - 6.8%
  7,800   AmeriCredit Corp.* (a)                           218,790
 22,200   Amsouth Bancorp                                  496,836
 98,500   Banc One Corp.                                 3,790,280
 12,400   Bank of America Corp.                            872,464
 69,100   Capital One Financial Corp.                    4,218,555
  8,000   Compass Bancshares, Inc.                         268,800
  1,500   FirstMerit Corp.                                  41,370
118,600   FleetBoston Financial Corp.                    3,836,710
 30,200   Greenpoint Financial Corp.                     1,482,820
 19,400   Hibernia Corp., Class A                          383,926
 10,100   IndyMac Bancorp, Inc.*                           229,068
 18,500   North Fork Bancorp., Inc.                        736,485
    500   Northern Trust Corp.                              22,030
 54,800   PNC Bank Corp.                                 2,864,944
 12,000   Southtrust Corp.                                 313,440
  6,300   Suntrust Banks, Inc. (a)                         426,636
  6,700   TCF Financial Corp.                              328,970
291,700   U.S. Bancorp                                   6,811,195
  2,400   Wachovia Corp.                                    91,632
116,000   Washington Mutual, Inc.                        4,304,760
                                                    --------------
                                                        31,739,711
                                                    --------------

          Beverages, Food & Tobacco - 5.7%
173,800   Coca-Cola Co.                             $    9,732,800
 34,500   Kellogg Co.                                    1,237,170
 72,600   Kraft Foods, Inc.                              2,972,970
 28,600   PepsiCo, Inc.                                  1,378,520
148,600   Philip Morris Cos., Inc.                       6,490,848
 37,000   Sysco Corp.                                    1,007,140
 57,900   Unilever NV, (NY shares) ADR                   3,751,920
                                                    --------------
                                                        26,571,368
                                                    --------------

          Chemicals - 1.8%
 38,000   Air Products & Chemicals, Inc.                 1,917,860
  3,900   Dow Chemical Co.                                 134,082
  8,800   Du Pont (E.I.) De Nemours and Co.                390,720
 18,400   Eastman Chemical Co.                             862,960
  8,700   Lyondell Chemical Co.                            131,370
  8,800   Monsanto Co.                                     156,640
 34,900   PPG Industries, Inc.                           2,160,310
 47,700   Praxair, Inc.                                  2,717,469
                                                    --------------
                                                         8,471,411
                                                    --------------

          Commercial Services - 1.3%
 43,300   Automatic Data Processing, Inc.                1,885,715
100,400   Cendant Corp.* (a)                             1,594,352
 12,200   KPMG Consulting, Inc.*                           181,292
 95,200   Waste Management, Inc.                         2,479,960
                                                    --------------
                                                         6,141,319
                                                    --------------

          Communications - 0.7%
 55,600   American Tower Corporation, Class A*             191,820
191,200   AOL Time Warner, Inc.*                         2,812,552
  9,100   Corning, Inc.*                                    32,305
 38,300   Nortel Networks Corp.*                            55,535
  6,600   Qualcomm, Inc.*                                  181,434
                                                    --------------
                                                         3,273,646
                                                    --------------

          Computer Software & Processing - 5.4%
 47,900   BEA Systems, Inc.* (a)                           455,529
 30,000   Brocade Communications Systems, Inc.*            524,400
 15,100   Electronic Data Systems Corp.                    560,965
331,900   Microsoft Corp.*                              18,154,930
 72,000   NCR Corp.*                                     2,491,200
196,900   Oracle Corp.*                                  1,864,643
 10,000   Rational Software Corp.*                          82,100
198,300   Sun Microsystems, Inc.*                          993,483
  3,600   VERITAS Software Corp.*                           71,244
                                                    --------------
                                                        25,198,494
                                                    --------------

          Computers & Information - 4.5%
527,000   Cisco Systems, Inc.*                           7,351,650
145,700   Dell Computer Corp.*                           3,808,598
 37,200   EMC Corp.*                                       280,860
284,500   Hewlett-Packard Co.                            4,347,160
 70,300   International Business Machines Corp.          5,061,600
                                                    --------------
                                                        20,849,868
                                                    --------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                         Select Growth and Income Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
 Shares                                               (Note 2)
------------------------------------------------------------------
          Cosmetics & Personal Care - 3.1%
  1,800   Colgate-Palmolive Co.                     $       90,090
107,600   Gillette Co.                                   3,644,412
118,400   Procter & Gamble Co.                          10,573,120
                                                    --------------
                                                        14,307,622
                                                    --------------

          Electric Utilities - 2.9%
 12,900   Cinergy Corp.                                    464,271
 29,000   Constellation Energy Group, Inc.                 850,860
 20,500   Dominion Resources, Inc.                       1,357,100
 38,200   DTE Energy Co.                                 1,705,248
 39,500   Entergy Corp.                                  1,676,380
119,900   PG&E Corp.*                                    2,145,011
 21,100   Pinnacle West Capital Corp.                      833,450
 14,900   Potomac Electric Power Co.                       320,052
 43,600   Progress Energy, Inc.                          2,267,636
 25,700   Reliant Energy, Inc.                             434,330
 21,200   Wisconsin Energy Corp. (a)                       535,724
 49,800   Xcel Energy, Inc.                                835,146
                                                    --------------
                                                        13,425,208
                                                    --------------

          Electrical Equipment - 0.1%
  4,200   Cooper Industries, Ltd.                          165,060
  6,300   Rockwell International Corp.                     125,874
                                                    --------------
                                                           290,934
                                                    --------------

          Electronics - 3.5%
 57,900   Altera Corp.*                                    787,440
  2,600   Analog Devices, Inc.*                             77,220
  7,300   Applied Micro Circuits Corp.*                     34,529
 13,800   Broadcom Corp.* (a)                              242,052
 84,300   Gemstar-TV Guide International, Inc.*            454,377
411,900   Intel Corp.                                    7,525,413
 34,800   Linear Technology Corp.                        1,093,764
 19,400   LSI Logic Corp.*                                 169,750
 14,000   Maxim Integrated Products, Inc.*                 536,620
146,000   Motorola, Inc.                                 2,105,320
 37,500   PMC-Sierra, Inc.* (a)                            347,625
    800   Teradyne, Inc.*                                   18,800
 95,800   Texas Instruments, Inc.                        2,270,460
 32,400   Xilinx, Inc.*                                    726,732
                                                    --------------
                                                        16,390,102
                                                    --------------

          Entertainment & Leisure - 0.9%
 68,800   Carnival Corp.                                 1,905,072
  2,000   Harrah's Entertainment, Inc.*                     88,700
 46,000   Hasbro, Inc.                                     623,760
 74,900   Mattel, Inc.                                   1,578,892
                                                    --------------
                                                         4,196,424
                                                    --------------

          Financial Services - 6.9%
  3,400   American Express Co.                             123,488
166,400   Charles Schwab Corp.                           1,863,680
384,600   Citigroup, Inc.                               14,903,250
 93,100   Countrywide Credit Industries, Inc. (a)        4,492,075
 75,000   Fannie Mae                                     5,531,250
 26,200   Freddie Mac                                    1,603,440

          Financial Services (continued)
 56,600   Household International, Inc.             $    2,813,020
 22,700   Stilwel Financial, Inc.                          413,140
 16,600   T. Rowe Price Group, Inc.                        545,808
                                                    --------------
                                                        32,289,151
                                                    --------------

          Food Retailers - 0.1%
 22,900   Albertson's, Inc. (a)                            697,534
                                                    --------------

          Forest Products & Paper - 0.2%
 22,900   Georgia-Pacific Corp.                            562,882
  7,700   Temple Inland, Inc.                              445,522
                                                    --------------
                                                         1,008,404
                                                    --------------

          Health Care Providers - 0.8%
 40,200   HCA - The Healthcare Corporation               1,909,500
 22,900   Tenet Healthcare Corp.*                        1,638,495
  5,900   Wellpoint Health Networks, Inc.* (a)             459,079
                                                    --------------
                                                         4,007,074
                                                    --------------

          Heavy Machinery - 3.0%
 94,600   Applied Materials, Inc.*                       1,799,292
 41,400   Baker Hughes, Inc.                             1,378,206
  7,800   Caterpillar, Inc.                                381,810
 31,400   Cooper Cameron Corp.* (a)                      1,520,388
  7,200   Deere & Co.                                      344,880
 38,400   Ingersoll-Rand Co. (a)                         1,753,344
 83,500   United Technologies Corp.                      5,669,650
 21,800   W.W. Grainger, Inc.                            1,092,180
                                                    --------------
                                                        13,939,750
                                                    --------------

          Home Construction, Furnishings &
          Appliances - 0.6%
  1,100   Black & Decker Corp.                              53,020
 23,400   Johnson Controls, Inc.                         1,909,674
 16,800   Lear Corp.*                                      777,000
                                                    --------------
                                                         2,739,694
                                                    --------------

          Industrial - Diversified - 4.4%
599,000   General Electric Co.                          17,400,950
226,700   Tyco International, Ltd.                       3,062,717
                                                    --------------
                                                        20,463,667
                                                    --------------

          Insurance - 5.1%
  1,400   Aetna, Inc.                                       67,158
109,900   Allstate Corp.                                 4,064,102
 40,500   AMBAC Financial Group, Inc.                    2,721,600
 81,800   American International Group, Inc.             5,581,214
  5,800   Chubb Corp.                                      410,640
 43,300   Cigna Corp.                                    4,218,286
 35,900   Lincoln National Corp.                         1,507,800
 41,700   MBIA, Inc.                                     2,357,301
    500   Metlife, Inc.                                     14,400
  9,300   Protective Life Corp.                            307,830
 19,100   Prudential Financial, Inc*                       637,176
 36,500   Torchmark Corp.                                1,394,300

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                         Select Growth and Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
 Shares                                               (Note 2)
------------------------------------------------------------------
          Insurance (continued)
  7,700   UnumProvident Corp.                       $      195,965
  4,000   XL Capital, Ltd., Class A                        338,800
                                                    --------------
                                                        23,816,572
                                                    --------------

          Lodging - 0.2%
 18,900   Marriott International, Inc., Class A            719,145
  8,800   Starwood Hotels & Resorts Worldwide,
          Inc.                                             289,432
                                                    --------------
                                                         1,008,577
                                                    --------------

          Media - Broadcasting &
          Publishing - 2.6%
 84,100   Charter Communications, Inc., Class A*
          (a)                                              343,128
 95,800   Comcast Corp., Class A* (a)                    2,283,872
 11,500   Cox Communications, Inc.* (a)                    316,825
 18,100   Fox Entertainment Group, Class A*                393,675
 39,600   Gannett Co., Inc.                              3,005,640
 38,100   Tribune Co.                                    1,657,350
 89,300   Viacom, Inc., Class B*                         3,962,241
                                                    --------------
                                                        11,962,731
                                                    --------------

          Medical Supplies - 2.0%
 50,600   Baxter International, Inc.                     2,249,170
 59,900   Becton, Dickinson & Co.                        2,063,555
  3,400   Biomet, Inc.                                      92,208
    100   C.R. Bard, Inc.                                    5,658
 15,800   Eaton Corp. (a)                                1,149,450
 70,200   Guidant Corp.*                                 2,122,146
 17,300   Medtronic, Inc.                                  741,305
  7,500   St. Jude Medical, Inc.*                          553,875
  9,100   Stryker Corp.                                    486,941
                                                    --------------
                                                         9,464,308
                                                    --------------

          Metals - 1.2%
 38,300   Alcan Aluminum, Ltd.                           1,437,016
105,000   Alcoa, Inc.                                    3,480,750
 16,100   Inco, Ltd.* (a)                                  364,504
 12,300   United States Steel Corp.                        244,647
                                                    --------------
                                                         5,526,917
                                                    --------------

          Oil & Gas - 7.1%
 32,700   Anadarko Petroleum Corp. (a)                   1,612,110
109,500   ChevronTexaco Corp.                            9,690,750
 39,900   Conoco, Inc.                                   1,109,220
 31,900   Devon Energy Corp. (a)                         1,572,032
 24,200   Diamond Offshore Drilling, Inc. (a)              689,700
110,700   Dynegy, Inc.                                     797,040
 54,900   El Paso Energy Corp.                           1,131,489
388,600   Exxon Mobil Corp.                             15,901,512
 13,200   Royal Dutch Petroleum Co.                        729,564
  5,600   Transocean Sedco Forex, Inc.                     174,440
                                                    --------------
                                                        33,407,857
                                                    --------------

          Pharmaceuticals - 10.5%
 83,300   Abbott Laboratories                            3,136,245
 70,400   Amgen, Inc.*                                   2,948,352
 24,200   Cardinal Health, Inc.                          1,486,122

          Pharmaceuticals (continued)
 42,300   Forest Laboratories, Inc.*                $    2,994,840
 58,200   Human Genome Sciences, Inc.* (a)                 779,880
 18,500   Immunex Corp.*                                   413,290
144,000   Johnson & Johnson                              7,525,440
 79,500   Lilly (Eli) & Co. (a)                          4,483,800
  7,000   McKesson HBOC Corp.                              228,900
 60,300   Medimmune, Inc.*                               1,591,920
 34,600   Merck & Co., Inc.                              1,752,144
292,900   Pfizer, Inc.                                  10,251,500
 77,200   Pharmacia Corp.                                2,891,140
 13,700   Vertex Pharmaceuticals, Inc.*                    223,036
158,900   Wyeth Corp.                                    8,135,680
                                                    --------------
                                                        48,842,289
                                                    --------------

          Real Estate Investment Trust - 0.3%
  4,600   Archstone-Smith Trust, REIT                      122,820
  4,900   CarrAmercia Realty Corp., REIT                   151,165
 13,600   Equity Office Properties Trust, REIT             409,360
  7,200   General Growth Properties, Inc., REIT            367,200
 10,100   ProLogis Trust, REIT                             262,600
                                                    --------------
                                                         1,313,145
                                                    --------------

          Restaurants - 0.7%
 63,600   McDonald's Corp.                               1,809,420
 51,600   Yum! Brands, Inc.*                             1,509,300
                                                    --------------
                                                         3,318,720
                                                    --------------

          Retailers - 6.5%
 27,300   Bed Bath & Beyond, Inc.*                       1,030,302
 28,700   CVS Corp.                                        878,220
 10,000   eBay, Inc.*                                      616,200
 56,100   Federated Department Stores, Inc.*             2,227,170
180,000   Home Depot, Inc.                               6,611,400
 32,300   Lowes Cos., Inc.                               1,466,420
  3,500   May Department Stores Co.                        115,255
 20,500   Pier 1 Imports, Inc.                             430,500
  4,600   Sears Roebuck & Co.                              249,780
 92,800   Target Corp.                                   3,535,680
128,000   TJX Cos., Inc.                                 2,510,080
 10,400   Walgreen Co.                                     401,752
187,000   Wal-Mart Stores, Inc.                         10,286,870
                                                    --------------
                                                        30,359,629
                                                    --------------

          Securities Broker - 1.1%
122,200   E*TRADE Group, Inc.* (a)                         667,212
 30,100   Goldman Sachs and Co.                          2,207,835
 48,500   Morgan Stanley Dean Witter & Co.               2,089,380
                                                    --------------
                                                         4,964,427
                                                    --------------

          Telephone Systems - 4.2%
174,600   AT&T Corp.                                     1,868,220
213,200   AT&T Wireless Services, Inc.* (a)              1,247,220
 92,200   BellSouth Corp.                                2,904,300
 96,800   Liberty Media Group, Class A*                    968,000
115,900   SBC Communications, Inc.                       3,534,950
 19,400   Sprint Corp.                                     205,834

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                         Select Growth and Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
 Shares                                               (Note 2)
------------------------------------------------------------------
          Telephone Systems (continued)
199,600   Sprint Corp. (PCS Group)* (a)             $      892,212
202,300   Verizon Communications, Inc.                   8,122,345
                                                    --------------
                                                        19,743,081
                                                    --------------

          Textiles, Clothing & Fabrics - 0.5%
 40,900   Jones Apparel Group, Inc.*                     1,533,750
 14,700   Nike, Inc., Class B                              788,655
                                                    --------------
                                                         2,322,405
                                                    --------------

          Transportation - 0.5%
 31,400   Burlington Northern Santa Fe Corp.               942,000
 14,000   CSX Corp.                                        490,700
  2,300   GATX Corp. (a)                                    69,230
  6,800   Norfolk Southern Corp.                           158,984
  8,300   Union Pacific Corp.                              525,224
                                                    --------------
                                                         2,186,138
                                                    --------------
          Total Common Stocks                          461,958,754
                                                    --------------
          (Cost $540,336,957)

Par Value
---------

U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.2%

           U.S. Treasury Note - 0.2%
$620,000   6.25%, 07/31/02 (b)                             622,548
                                                    --------------
           Total U.S. Government and Agency
           Obligation                                      622,548
                                                    --------------
           (Cost $621,411)

Total Investments - 99.2%                              462,581,302
                                                    --------------
(Cost $540,958,368)
Net Other Assets and Liabilities - 0.8%                  3,951,153
                                                    --------------
Total Net Assets - 100.0%                           $  466,532,455
                                                    ==============

________________
*    Non-income producing security.
(a) All or a portion of this security is out on loan at June 30, 2002; the value of the securities loaned amounted to $20,962,961. The value of collateral amounted to $22,019,481 which consisted of cash equivalents.
(b) Security has been deposited as initial margin on futures contracts. At June 30, 2002, the Portfolio's open futures contracts were as follows:

   Number
of Contracts   Contract      Expiration    Aggregate     Market Value at
 Purchased       Type           Date          Cost        June 30, 2002
------------  -----------  --------------  ----------    ---------------
     16          S&P 500   September-2002  $3,986,425     $   3,960,400
                                           ==========     =============

ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
REIT Real Estate Investment Trust

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $540,970,775. Net unrealized appreciation (depreciation) aggregated $(78,389,473), of which $28,685,092 related to appreciated investment securities and $(107,074,565) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $133,591,326 and $185,234,614 of non-governmental issuers, respectively, and $177,639 and $4,961,178 of U.S. Governmentand Agency issuers, respectively.

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                          Select Strategic Income Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Value
 Par Value                                        Moody's Ratings     (Note 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (j) - 8.5%

             Fannie Mae - 5.5%
$ 5,600,000  6.00%, 07/01/32                           NR          $   5,582,500
                                                                   -------------
             Freddie Mac - 0.5%
    500,000  7.50%, 07/01/31                           NR                524,844
                                                                   -------------

             Ginnie Mae - 2.5%
  2,541,929  6.50%, 10/15/31                           NR              2,598,759
                                                                   -------------
             Total U.S. Government Agency
             Mortgage-Backed Obligations                               8,706,103
                                                                   -------------
             (Cost $8,648,890)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 38.1%

             Fannie Mae - 14.7%
    500,000  1.85%, 08/14/02 (a) (b)                   NR                498,817
     40,000  5.38%, 11/15/11                           Aaa                40,039
    350,000  5.50%, 02/15/06                           Aaa               367,460
  2,181,677  6.00%, 04/01/16 - 12/01/16                Aaa             2,228,574
  1,174,548  6.50%, 06/01/29 - 01/01/30                Aaa             1,201,251
  9,400,000  7.00%, 07/01/32, TBA (c)                  Aaa             9,731,933
    934,341  7.50%, 12/01/29 - 09/01/30                Aaa               981,172
                                                                   -------------
                                                                      15,049,246
                                                                   -------------
             Freddie Mac - 4.9%
    227,206  4.74%, 07/25/31                           Aaa               229,828
    240,000  5.75%, 01/15/12                           Aaa               246,579
  4,400,000  6.50%, 07/01/31, TBA (c)                  Aaa             4,486,627
                                                                   -------------
                                                                       4,963,034
                                                                   -------------

             Ginnie Mae - 7.5%
    994,478  6.00%, 12/15/31 - 01/15/32                NR                995,317
  3,800,000  6.50%, 07/01/31                           Aaa             3,874,814
  1,004,867  7.00%, 10/15/31 - 12/15/31                NR              1,045,520
  1,607,765  7.50%, 10/15/30 - 08/15/31                NR              1,698,105
                                                                   -------------
                                                                       7,613,756
                                                                   -------------

             U.S. Treasury Bond - 1.4%
    610,000  5.38%, 02/15/31                           Aaa               597,324
    785,000  6.13%, 08/15/29                           Aaa               833,716
                                                                   -------------
                                                                       1,431,040
                                                                   -------------

             U.S. Treasury Inflationary
             Index - 6.2%
    222,726  3.38%, 04/15/32                           Aaa               235,359
  3,477,555  3.63%, 04/15/28                           Aaa             3,755,760
  2,087,472  3.88%, 04/15/29                           Aaa             2,352,646
                                                                   -------------
                                                                       6,343,765
                                                                   -------------

             U.S. Treasury Note - 3.1%
$ 1,760,000  4.63%, 05/15/06                           Aaa         $   1,812,800
    750,000  4.88%, 02/15/12                           NR                752,813
    540,000  5.75%, 11/15/05                           Aaa               576,282
                                                                   -------------
                                                                       3,141,895
                                                                   -------------

             U.S. Treasury Principal Only
             Strip - 0.3%
    660,000  5.50%, 08/15/28 (d)                       Aaa               143,048
    650,000  6.13%, 11/15/27 (d)                       Aaa               145,755
                                                                   -------------
                                                                         288,803
                                                                   -------------
             Total U.S. Government and Agency
             Obligations                                              38,831,539
                                                                   -------------
             (Cost $38,120,412)

CORPORATE NOTES AND BONDS - 24.7%

             Aerospace & Defense - 0.5%
    180,000  Lockheed Martin Corp.
             7.65%, 05/01/16                           Baa2              204,699
    100,000  Lockheed Martin Corp.
             7.88%, 03/15/23                           Baa2              103,661
     30,000  Lockheed Martin Corp.
             8.50%, 12/01/29                           Baa2               36,211
    200,000  Raytheon Co.
             6.00%, 12/15/10                           Baa3              198,557
                                                                   -------------
                                                                         543,128
                                                                   -------------

             Airlines - 0.1%
    100,000  Delta Airlines, Inc.
             6.72%, 01/02/23                           Aaa               102,926
                                                                   -------------

             Automotive - 1.6%
     22,000  American Axle & Manufacturing, Inc.
             9.75%, 03/01/09                           Ba                 23,320
    100,000  DaimlerChrysler North America
             Holding Corp. (e)
             2.13%, 08/21/03                           A3                 99,736
    100,000  DaimlerChrysler North America
             Holding Corp.
             7.30%, 01/15/12                           A3                104,747
    110,000  Ford Motor Co.
             8.90%, 01/15/32                           Baa               119,029
    100,000  Ford Motor Credit Co.
             5.75%, 02/23/04                           A3                101,434
    190,000  Ford Motor Credit Co.
             7.38%, 10/28/09                           A3                196,689
    160,000  Ford Motor Credit Co.
             7.38%, 02/01/11                           A3                162,063
    500,000  Ford Motor Credit Corp.
             7.88%, 06/15/10                           A3                522,719
    100,000  General Motors Acceptance Corp.
             7.25%, 03/02/11                           A2                102,099

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                          Select Strategic Income Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Value
  Par Value                                      Moody's Ratings     (Note 2)
--------------------------------------------------------------------------------
             Automotive (continued)
$   200,000  General Motors Nova Finance
             6.85%, 10/15/08                          A3          $      207,570
                                                                  --------------
                                                                       1,639,406
                                                                  --------------

             Banking - 2.5%
    500,000  Bank of America Corp.
             7.40%, 01/15/11                          Aa                 547,601
    300,000  Bank One Corp.
             6.50%, 02/01/06                          Aa3                318,333
    400,000  Citigroup, Inc.
             6.50%, 01/18/11                          Aa1                415,933
    390,000  Credit Suisse First Boston, Inc.
             5.75%, 04/15/07                          Aa                 398,987
     69,922  Fleet Home Equity Loan Trust (e)
             2.05%, 05/20/31                          Aaa                 69,709
     40,484  Mellon Residential Funding
             Corp. (e)
             1.98%, 01/25/08                          Aaa                 40,478
    500,000  Wachovia Corp.
             4.95%, 11/01/06                          A                  503,885
    200,000  Wells Fargo Bank NA
             6.45%, 02/01/11                          Aa2                209,035
                                                                  --------------
                                                                       2,503,961
                                                                  --------------

             Beverages, Food &
             Tobacco - 2.2%
    310,000  Anheuser-Busch Cos., Inc.
             6.50%, 05/01/42                          A                  309,965
     30,000  Anheuser-Busch Cos., Inc.
             6.80%, 08/20/32                          A                   31,717
     42,000  Constellation Brands, Inc.
             8.13%, 01/15/12                          Ba                  43,103
     20,000  Fleming Companies, Inc.
             9.25%, 06/15/10                          Ba                  19,700
    400,000  Kellogg Co.
             6.60%, 04/01/11                          Baa2               419,424
    130,000  Nabisco, Inc.
             7.55%, 06/15/15                          A2                 149,996
    370,000  Pepsi Bottling Group, Inc.
             7.00%, 03/01/29                          A                  393,734
    100,000  Philip Morris Cos., Inc.
             7.75%, 01/15/27                          A2                 106,048
    220,000  RJ Reynolds Tobacco Holding
             7.25%, 06/01/12                          Baa                225,271
    150,000  RJ Reynolds Tobacco Holding
             7.75%, 05/15/06                          Baa2               161,379
    400,000  Sara Lee Corp.
             6.25%, 09/15/11                          A3                 414,093
     25,000  Smithfield Foods, Inc.
             8.00%, 10/15/09                          Ba                  25,375
                                                                  --------------
                                                                       2,299,805
                                                                  --------------

             Chemicals - 0.7%
$   200,000  Dow Chemical Co.
             5.25%, 05/14/04                          A           $      204,684
    200,000  Dow Chemical Co.
             6.13%, 02/01/11                          A1                 201,512
     50,000  Dow Chemical Co.
             7.38%, 11/01/29                          A                   52,768
    100,000  E.I. Du Pont De Nemours
             6.50%, 01/15/28                          Aa3                 98,649
     48,000  IMC Global, Inc.
             10.88%, 06/01/08                         Ba                  51,600
     40,000  Lyondell Chemical Co.
             9.63%, 05/01/07                          Ba                  38,200
     32,000  MacDermid, Inc.
             9.13%, 07/15/11                          Ba                  33,600
                                                                  --------------
                                                                         681,013
                                                                  --------------

             Coal - 0.2%
    152,000  Peabody Energy Corp.
             8.88%, 05/15/08                          Ba                 159,980
                                                                  --------------

             Commercial Services - 0.5%
    187,000  Allied Waste North America
             8.88%, 04/01/08                          Ba                 183,260
    126,000  Avis Group Holdings, Inc.
             11.00%, 05/01/09                         Baa                137,340
    200,000  Waste Management, Inc.
             7.00%, 07/15/28                          Ba1                187,323
                                                                  --------------
                                                                         507,923
                                                                  --------------

             Communications - 0.3%
    280,000  AOL Time Warner, Inc.
             7.70%, 05/01/32                          Baa                248,388
     42,000  L-3 Communications Corp. (f)
             7.63%, 06/15/12                          Ba                  42,000
                                                                  --------------
                                                                         290,388
                                                                  --------------

             Computer Software &
             Processing - 0.5%
    300,000  Electronic Data Systems Corp.
             6.85%, 10/15/04                          A                  317,261
    225,000  Electronic Data Systems Corp.
             7.13%, 10/15/09                          A1                 241,710
                                                                  --------------
                                                                         558,971
                                                                  --------------

             Electric Utilities - 1.2%
     40,000  AES Corp.
             8.75%, 12/15/02                          Ba                  37,200
     77,000  AES Corp.
             9.50%, 06/01/09                          Ba                  50,820
    154,000  Calpine Corp.
             8.50%, 02/15/11                          B                  103,180
     55,000  CMS Energy Corp.
             8.50%, 04/15/11                          B                   39,050
    110,000  CMS Energy Corp.
             9.88%, 10/15/07                          B                   82,500

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                          Select Strategic Income Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
  Par Value                                       Moody's Ratings     (Note 2)
--------------------------------------------------------------------------------
             Electric Utilities (continued)
$   190,000  FirstEnergy Corp.
             6.45%, 11/15/11                           Baa2        $     184,470
    245,000  FirstEnergy Corp.
             7.38%, 11/15/31                           Baa2              232,490
     85,000  Mirant Americas General
             8.30%, 05/01/11                           Ba1                68,000
    150,000  Northwestern Corp. (e) (f)
             2.62%, 09/23/02                           Baa2              149,930
     30,000  Orion Power Holdings, Inc.
             12.00%, 05/01/10                          Ba                 25,200
    100,000  PP&L Capital Funding, Inc. (e)
             2.70%, 09/03/02                           Baa2              100,038
    100,000  Progress Energy, Inc.
             7.10%, 03/01/11                           Baa1              105,642
                                                                   -------------
                                                                       1,178,520
                                                                   -------------

             Electrical Equipment - 0.6%
    300,000  General Electric Capital Corp., MTN
             5.88%, 02/15/12                           Aaa               297,118
    280,000  General Electric Co., MTN
             6.75%, 03/15/32                           Aaa               275,036
                                                                   -------------
                                                                         572,154
                                                                   -------------

             Entertainment &
             Leisure - 0.4%
    130,000  Harrah's Operating Co., Inc.
             7.88%, 12/15/05                           Ba                133,575
     51,000  Hasbro, Inc.
             5.60%, 11/01/05                           Ba                 48,195
     38,000  International Game Technology
             7.88%, 05/15/04                           Ba                 39,140
     25,000  International Game Technology
             8.38%, 05/15/09                           Ba                 26,375
      7,000  Mohegan Tribal Gaming Authority
             8.13%, 01/01/06                           Ba                  7,175
     49,000  Mohegan Tribal Gaming Authority
             8.75%, 01/01/09                           Ba3                50,776
     11,000  Park Place Entertainment Corp.
             8.50%, 11/15/06                           Ba                 11,633
     76,000  Park Place Entertainment Corp.
             8.88%, 09/15/08                           Ba                 78,375
                                                                   -------------
                                                                         395,244
                                                                   -------------

             Financial Services - 1.6%
     73,087  Countrywide Home Loans, Inc. (e)
             2.10%, 10/25/31                           Aaa                73,003
    100,000  CVRD Finance Ltd.,
             Series 1A (e) (f)
             2.63%, 10/15/07                           Aaa                99,902
    100,000  Household Finance Corp.
             6.75%, 05/15/11                           A2                 98,422
    270,000  Household Finance Corp.
             7.00%, 05/15/12                           A                 268,476

             Financial Services (continued)
$   160,000  Household Finance Corp.
             7.20%, 07/15/06                           A           $     167,878
     60,000  Household Finance Corp.
             8.00%, 07/15/10                           A2                 63,373
    190,000  IBJ Preferred Capital Company
             LLC (f) (g)
             8.79%, 12/29/49                           Baa2              156,881
    350,000  J.P. Morgan Chase & Co.
             6.63%, 03/15/12                           A                 359,945
    190,000  KFW International Finance, Inc.
             4.75%, 01/24/07                           Aaa               192,558
    130,000  PDVSA Finance, Ltd.
             8.50%, 11/16/12                           Baa1              113,750
                                                                   -------------
                                                                       1,594,188
                                                                   -------------

             Forest Products & Paper - 0.9%
     41,000  Georgia-Pacific Corp.
             8.88%, 05/15/31                           Ba                 38,594
      9,000  Georgia-Pacific Corp.
             9.50%, 12/01/11                           Ba                  9,161
    180,000  Meadwestvaco Corp.
             6.85%, 04/01/12                           Baa               188,976
     37,000  Packaging Corp. Of America
             9.63%, 04/01/09                           Ba                 39,960
    220,000  Weyerhauser Co. (f)
             6.75%, 03/15/12                           Baa2              227,814
    450,000  Weyerhauser Co. (f)
             7.38%, 03/15/32                           Baa2              456,748
                                                                   -------------
                                                                         961,253
                                                                   -------------

             Health Care Providers - 0.4%
     21,000  Columbia/HCA Healthcare Corp.
             6.91%, 06/15/05                           Ba1                21,911
    118,000  HCA, Inc.
             7.13%, 06/01/06                           Ba                123,766
     88,000  HCR Manor Care, Inc.
             7.50%, 06/15/06                           Ba                 90,975
     25,000  HealthSouth Corp. (f)
             7.63%, 06/01/12                           Ba1                24,765
    176,000  HealthSouth Corp.
             10.75%, 10/01/08                          Ba                194,480
                                                                   -------------
                                                                         455,897
                                                                   -------------

             Heavy Machinery - 0.1%
     21,000  American Standard, Inc.
             7.38%, 04/15/05                           Ba                 21,630
     38,000  American Standard, Inc.
             7.38%, 02/01/08                           Ba                 39,140
     80,000  American Standard, Inc.
             7.63%, 02/15/10                           Ba                 82,400
                                                                   -------------
                                                                         143,170
                                                                   -------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                          Select Strategic Income Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
  Par Value                                       Moody's Ratings      (Note 2)
-----------------------------------------------------------------------------------
             Home Construction,
             FurnishingS &
             Appliances - 0.4%
$    23,000  Beazer Homes USA, Inc. (f)
             8.38%, 04/15/12                           Ba           $       23,230
    127,000  Lear Corp.
             7.96%, 05/15/05                           Ba                  130,922
     79,000  Nortek, Inc.
             8.88%, 08/01/08                           B                    79,593
     40,000  Pulte Homes, Inc.
             7.88%, 08/01/11                           Baa                  42,127
     60,000  Ryland Group, Inc.
             9.75%, 09/01/10                           Ba                   64,950
     57,000  Schuler Homes, Inc.
             9.38%, 07/15/09                           Ba                   58,140
                                                                    --------------
                                                                           398,962
                                                                    --------------

             Insurance - 0.5%
    200,000  Loews Corp.
             3.13%, 09/15/07                           A3                  174,750
    300,000  XL Capital (Europe) PLC
             6.50%, 01/15/12                           A                   310,541
                                                                    --------------
                                                                           485,291
                                                                    --------------

             Lodging - 0.1%
     41,000  MGM Mirage, Inc.
             8.38%, 02/01/11                           Ba                   41,205
     15,000  MGM Mirage, Inc.
             9.75%, 06/01/07                           Ba                   15,825
                                                                    --------------
                                                                            57,030
                                                                    --------------

             Media - Broadcasting &
             Publishing - 1.0%
    107,000  British Sky Broadcasting Group Plc
             6.88%, 02/23/09                           Ba                   98,427
    136,000  Chancellor Media Corp.
             8.00%, 11/01/08                           Ba1                 134,640
     46,000  Charter Communications Holdings LLC
             8.63%, 04/01/09                           B2                   30,820
    200,000  Continental Cablevision
             8.63%, 08/15/03                           Baa2                204,460
    223,000  CSC Holdings, Inc.
             7.63%, 04/01/11                           Ba2                 179,421
     47,000  Echostar DBS Corp. (f)
             9.13%, 01/15/09                           B                    43,005
    140,000  News America Holdings, Inc.
             7.75%, 01/20/24                           Baa                 132,723
    200,000  News America Holdings, Inc.
             8.15%, 10/17/36                           Baa3                196,123
                                                                    --------------
                                                                         1,019,619
                                                                    --------------

             Medical Supplies - 0.1%
$    10,000  Fresenius Medical Care Capital
             Trust II
             7.88%, 02/01/08                           Ba           $        9,000
     41,000  Fresenius Medical Care Capital
             Trust IV
             7.88%, 06/15/11                           Ba                   36,695
     63,000  Omnicare, Inc.
             8.13%, 03/15/11                           Ba                   64,890
                                                                    --------------
                                                                           110,585
                                                                    --------------

             Metals - 0.2%
    146,000  AK Steel Corp. (f)
             7.75%, 06/15/12                           B                   144,540
     37,000  AK Steel Corp.
             9.13%, 12/15/06                           B                    38,687
     30,000  Scotia Pacific Co. LLC
             7.71%, 01/20/14                           Baa2                 22,545
                                                                    --------------
                                                                           205,772
                                                                    --------------

             Oil & GAS - 3.8%
    400,000  Anadarko Finance Co.
             7.50%, 05/01/31                           Baa                 426,658
    120,000  Apache Corp.
             6.25%, 04/15/12                           A                   123,884
    390,000  BP Capital Markets, Plc
             4.63%, 05/27/05                           Aa                  400,613
    240,000  Burlington Resources, Inc. (f)
             6.50%, 12/01/11                           Baa1                246,262
    100,000  Conoco Funding Co.
             6.35%, 10/15/11                           Baa1                103,676
    110,000  Conoco Funding Co.
             7.25%, 10/15/31                           Baa                 116,527
    270,000  Conoco, Inc.
             6.95%, 04/15/29                           Baa                 275,934
    340,000  Dynegy Holdings, Inc.
             8.75%, 02/15/12                           Ba                  253,300
    200,000  El Paso Corp.
             0.00%, 02/28/21                           Baa                  81,500
    200,000  El Paso Corp.
             7.75%, 01/15/32                           Baa                 185,468
    130,000  El Paso Corp.
             7.80%, 08/01/31                           Baa2                121,682
     90,000  El Paso Natural Gas Corp. (f)
             8.38%, 06/15/32                           Baa                  92,559
     65,000  Forest Oil Corp. (f)
             7.75%, 05/01/14                           Ba3                  62,725
     81,000  Ocean Energy, Inc.
             8.38%, 07/01/08                           Ba                   85,455
     42,000  Ocean Energy, Inc.
             8.88%, 07/15/07                           Ba                   43,785
    400,000  Phillips Petroleum
             8.75%, 05/25/10                           A3                  474,969
     68,000  Pioneer Natural Resource Co.
             7.50%, 04/15/12                           Ba                   69,285
    310,000  Sonat, Inc.
             7.63%, 07/15/11                           Baa                 305,042

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                          Select Strategic Income Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  PAR VALUE                                       MOODY'S RATINGS     (NOTE 2)
--------------------------------------------------------------------------------
             Oil & Gas (continued)
$    60,000  Vintage Petroleum, Inc. (f)
             8.25%, 05/01/12                           Ba3         $      58,950
    100,000  Williams Cos., Inc.
             7.50%, 01/15/31                           Baa                71,815
    180,000  Williams Cos., Inc.
             7.75%, 06/15/31                           Baa               131,932
    100,000  Williams Cos., Inc. (f)
             8.75%, 03/15/32                           Baa                81,459
     21,000  XTO Energy, Inc.
             7.50%, 04/15/12                           Ba2                21,420
                                                                   -------------
                                                                       3,834,900
                                                                   -------------
             Pharmaceuticals - 0.3%
    320,000  Bristol-Myers Squibb Co.
             5.75%, 10/01/11                           Aa                318,383
                                                                   -------------

             Real Estate - 0.1%
     66,000  HMH Properties, Inc.
             7.88%, 08/01/05                           Ba                 64,350
                                                                   -------------

             Real Estate Investment
             Trust - 0.0%
     10,000  Ventas Realty LP, REIT (f)
             8.75%, 05/01/09                           Ba3                10,100
     10,000  Ventas Realty LP, REIT (f)
             9.00%, 05/01/12                           Ba3                10,250
                                                                   -------------
                                                                          20,350
                                                                   -------------

             Restaurants - 0.0%
     26,000  Yum! Brands, Inc.
             7.70%, 07/01/12                           Ba1                26,000
                                                                   -------------

             Retailers - 0.6%
    390,000  Target Corp.
             5.88%, 03/01/12                           A                 394,410
    200,000  Wal-Mart Stores, Inc.
             7.55%, 02/15/30                           Aa2               229,894
                                                                   -------------
                                                                         624,304
                                                                   -------------

             Securities Broker - 0.7%
    300,000  CIT Group, Inc., MTN
             6.50%, 02/07/06                           A2                290,873
    200,000  Goldman Sachs Group, Inc.
             7.63%, 08/17/05                           A1                219,182
    200,000  Lehman Brothers Holdings, Inc.
             8.25%, 06/15/07                           A2                225,498
                                                                   -------------
                                                                         735,553
                                                                   -------------

             Telephone Systems - 2.0%
     80,000  AT&T Corp.
             6.50%, 03/15/29                           Baa                55,200
    100,000  AT&T Corp. (f)
             8.00%, 11/15/31                           Baa                78,500
    700,000  Bell Atlantic Financial (f)
             5.75%, 04/01/03                           A                 706,300

             Telephone Systems (continued)

$   260,000  Bell Atlantic Financial Euro-Dollar
             5.75%, 04/01/03                           A1          $     263,506
    300,000  BellSouth Corp.
             6.88%, 10/15/31                           Aa                297,157
    200,000  Liberty Media Corp.
             3.75%, 02/15/30                           Baa                90,500
    300,000  Sprint Capital Corp. (f)
             8.38%, 03/15/12                           Baa               248,537
    300,000  Verizon Global Funding
             7.75%, 12/01/30                           A1                289,327
    270,000  Worldcom, Inc.
             8.25%, 05/15/31                           C                  40,500
                                                                   -------------
                                                                       2,069,527
                                                                   -------------

             Transportation - 0.6%
     10,000  Kansas City Southern Railway
             9.50%, 10/01/08                           Ba                 10,813
     77,000  Teekay Shipping Corp.
             8.88%, 07/15/11                           Ba                 80,080
    300,000  Union Pacific Corp.
             6.13%, 01/15/12                           Baa               305,517
    200,000  Union Pacific Corp.
             7.60%, 05/01/05                           Baa3              217,454
                                                                   -------------
                                                                         613,864
                                                                   -------------
             Total Corporate Notes and
             Bonds                                                    25,172,417
                                                                   -------------
             (Cost $25,630,858)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (j) - 14.1%

    380,000  American Express Master Trust,
             Series 2001-1, Class A (e)
             1.93%, 10/15/05                           Aaa               380,520
    838,531  Americredit Automobile Receivables
             Trust (e)
             1.95%, 06/13/05                           Aaa               838,572
    230,000  Americredit Automobile Receivables
             Trust (e)
             2.02%, 11/14/05                           Aaa               230,363
     36,001  Americredit Automobile Receivables
             Trust
             5.36%, 10/12/04                           Aaa                36,241
    189,479  ARC Class, Series 2002-BC1
             Class AW
             2.12%, 04/25/32                           Aaa               189,479
    170,267  Asset Securitization Corp.,
             Series 1996-D2, Class A1
             6.92%, 02/14/29                           Aaa               180,979
    638,681  Associates Manufactured Housing
             Pass Through, Series 1999-1,
             Class A (e) (f)
             2.07%, 07/15/30                           Aaa               638,981
     58,268  Bayview Financial Acquisition
             Trust, Series 2000-C, Class A,
             CMO (e) (f)
             2.23%, 07/25/30                           Aaa                58,268

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                          Select Strategic Income Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
  Par Value                                       Moody's Ratings      (Note 2)
-----------------------------------------------------------------------------------
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (j) (continued)

$   900,000  Bayview Financial Acquisition
             Trust, Series 2002-AA,
             Class AIO (f)
             14.00%, 07/25/04                          Aaa          $      119,277
    250,000  CBA Mortgage Corp., Series 1993-C1
             6.72%, 12/25/03                           Aaa                 248,750
    120,000  Citibank Credit Card Issuance
             Trust, Series 2002, Class C
             2.80%, 02/09/09                           Baa                 119,536
    210,000  COMM, Series 2001-Fl4,
             Class A1 (e) (f)
             2.05%, 04/15/13                           Aaa                 209,890
    210,000  COMM, Series 2001-Fl4A,
             Class A2 (e) (f)
             2.08%, 04/15/13                           Aaa                 209,695
    400,000  Commercial Mortgage Asset Trust
             6.64%, 09/17/10                           Aaa                 430,252
    140,525  Conseco Finance Corp. (e)
             2.21%, 12/15/29                           Aaa                 140,909
  1,000,000  Conseco Finance Corp.
             6.77%, 09/01/32                           Aaa               1,058,655
    300,000  Conseco Finance Securitizations
             Corp.
             6.99%, 07/01/32                           Aaa                 313,129
    100,000  Contimortgage Home Equity Loan
             Trust, Series 1999-1, Class A5
             6.37%, 02/25/26                           Aaa                 103,009
  1,800,000  Credit Based Asset Service (h)
             5.00%, 11/25/33                           Aaa                  29,520
    200,000  CS First Boston Mortgage Securities
             Corp., Series 1998-C1, Class A1B,
             CMO
             6.48%, 05/17/08                           Aaa                 212,536
    730,000  CS First Boston Mortgage Securities
             Corp., Series 2001-TFLA,
             Class A1 (e) (f)
             2.29%, 12/15/11                           Aaa                 730,511
    260,000  DaimlerChrysler Master Owner Trust
             1.90%, 05/16/05                           Aaa                 260,000
    179,179  Embarcadero Aircraft Securitization
             Trust, Series 2000-A,
             Class A2 (e) (f)
             2.32%, 08/15/25                           Aa2                 166,860
    162,777  Enterprise Mortgage Acceptance
             Co. (f)
             6.11%, 01/15/25                           NR                  163,507
    440,540  EQCC Trust, Series 2002-1,
             Class 2A
             2.14%, 11/25/31                           Aaa                 440,540
    170,000  Green Tree Financial Corp., Series
             1999-3, Class A, CMO
             6.16%, 02/01/31                           Aaa                 178,692

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (j) (continued)

$   780,000  Green Tree Home Improvement Loan
             Trust, Series 1996-D, Class H, CMO
             8.30%, 09/15/27                           Aaa          $      812,580
     97,994  GRMT Mortgage Loan Trust, Series
             2001-1A, Class A1FL (e) (f)
             2.03%, 07/20/31                           Aaa                  97,999
    262,104  Household Home Equity Loan Trust,
             Series 2001-2 (e)
             2.27%, 07/20/31                           Aaa                 262,737
    232,748  J.P. Morgan Chase Commercial
             Mortgage Finance Corp.,
             Series 2001-FL1A,
             Class A (e) (f)
             2.12%, 04/15/10                           Aaa                 232,676
    210,003  J.P. Morgan Chase Commercial
             Mortgage Securities Corp.,
             Series 2001-FL1A, Class A,
             CMO (e) (f)
             2.11%, 07/13/13                           Aaa                 209,982
    400,000  Lehman ABS Manufactured Housing
             Contract, Series 2001-B, Class A3
             4.35%, 05/15/14                           Aaa                 403,607
    400,000  Lehman ABS Manufactured Housing
             Contract, Series 2001-B, Class A6
             6.47%, 08/15/28                           Aaa                 400,782
    300,000  Lehman Brothers-UBS Commercial
             Mortgage Trust, Series 2000-C3, CMO
             7.95%, 01/15/10                           Aaa                 343,143
  1,294,683  Lehman Brothers-UBS Commercial
             Mortgage Trust,
             Series 2001 (e) (f) (h)
             1.21%, 06/15/36                           NR                   76,754
    199,134  Merrill Lynch Mortgage Investors,
             Series 2002-NC1, Class A1
             2.16%, 05/25/33                           Aaa                 199,134
    400,000  Nomura Asset Securities Corp.,
             Series 1998-D6, Class A1B
             6.59%, 03/15/30                           Aaa                 429,956
    420,000  Providian Gateway Master Trust,
             Series 2001-C, Class A (e) (f)
             2.09%, 05/15/07                           Aaa                 414,816
    200,692  Residential Asset Securities
             Corporation, Series 2000,
             Class A (e)
             2.07%, 09/25/31                           Aaa                 200,518
    161,555  Residential Asset Securities
             Corporation, Series 2001-KS2, Class
             AI1 (e)
             1.95%, 04/25/18                           Aaa                 161,509
    522,308  Security National Mortgage Loan
             Trust (f)
             3.60%, 07/25/10                           Aaa                 522,334
     88,050  Sequoia Mortgage Trust (e)
             2.22%, 11/22/24                           Aaa                  89,073

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------
F-40

                          Select Strategic Income Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
  Par Value                                       Moody's Ratings      (Note 2)
-----------------------------------------------------------------------------------
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (j) (continued)

$    53,214  Southern Pacific Secured Asset (e)
             2.01%, 06/25/28                           Aaa          $       53,103
     85,750  Structured Asset Mortgage
             Investment, Inc., Series 1998-2,
             Class A2
             6.75%, 05/02/30                           Aaa                  87,570
    172,215  Systems 2001 Asset Trust (f)
             6.66%, 09/15/13                           Aaa                 182,963
     54,362  Torrens Trust, Series 2000-1GA,
             Class A (e) (f)
             2.10%, 07/15/31                           Aaa                  54,440
    359,941  UCFC Home Equity Loan,
             Series 1998-C, Class A7, CMO
             5.94%, 01/15/30                           Aaa                 373,121
    495,460  Ventas Specialty I, LLC,
             Series 2001-Vena,
             Class A (e) (f)
             2.69%, 12/10/12                           Aaa                 496,233
    193,620  Washington Mutual, Inc.,
             Series 2001-WM4, Class A20
             7.00%, 11/20/29                           Aaa                 195,553
    330,714  Xerox Equipment Lease Owner Trust,
             Series 2001-1, Class A (e) (f)
             3.84%, 02/15/08                           A3                  331,540
                                                                    --------------
             Total Asset-backed and
             Mortgage-Backed securities                                 14,320,794
                                                                    --------------
             (Cost $14,248,426)

FOREIGN GOVERNMENT OBLIGATIONS (k) - 4.6%

    701,000  Bundesrepublik Deutschland
             5.00%, 01/04/12                           NR                  694,115
    579,800  Bundesrepublik Deutschland
             5.25%, 01/04/11                           Aaa                 584,716
  1,500,000  Bundesrepublik Deutschland
             5.50%, 01/04/31                           Aaa               1,528,394
    750,000  Buoni Poliennali Del Tes
             6.00%, 05/01/31                           Aa3                 796,553
    140,000  Quebec Province
             7.13%, 02/09/24                           A                   151,952
    230,000  Quebec Province
             7.50%, 09/15/29                           A1                  263,356
     30,000  United Mexican States
             8.38%, 01/14/11                           Baa2                 31,125
    495,000  United Mexican States
             11.50%, 05/15/26                          Baa3                627,908
                                                                    --------------
             Total Foreign Government
             Obligations                                                 4,678,119
                                                                    --------------
             (Cost $4,402,140)

FOREIGN BONDS (k) - 2.5%

$ 2,600,000  AB Spintab
             5.75%, 06/15/05                           NR           $      284,300
     40,000  British Telecom, Plc (i)
             8.38%, 12/15/10                           Baa1                 43,528
     30,000  British Telecom, Plc (i)
             8.88%, 12/15/30                           Baa1                 32,675
    200,000  DaimlerChysler AG
             7.45%, 03/01/27                           A                   196,868
     38,000  Flextronics International Ltd.
             9.88%, 07/01/10                           Ba                   39,710
     75,000  France Telecom SA
             8.25%, 03/01/11                           Baa3                 68,481
    100,000  Hydro-Quebec
             6.30%, 05/11/11                           A                   106,008
    270,000  Hydro-Quebec
             7.50%, 04/01/16                           A                   313,735
     20,000  Petroliam Nasional Berhad (f)
             7.63%, 10/15/26                           Baa                  19,006
    110,000  Petronas Capital Ltd. (f)
             7.88%, 05/22/22                           Baa                 109,276
    260,000  Petrozuata Finance, Inc. (f)
             8.22%, 04/01/17                           Baa                 174,200
     41,000  Rogers Wireless, Inc.
             9.63%, 05/01/11                           Baa                  27,880
      9,000  Tembec Industries, Inc.
             8.50%, 02/01/11                           Ba                    9,270
     20,000  Tyco International Group S.A.
             2.37%, 07/30/03                           Ba2                  16,200
     10,000  Tyco International Group S.A.
             5.88%, 11/01/04                           Ba2                   8,081
     20,000  Tyco International Group S.A.
             6.13%, 11/01/08                           Ba2                  15,387
    260,000  Tyco International Group S.A.
             6.38%, 10/15/11                           Ba2                 199,033
    240,000  Tyco International Group S.A.
             6.88%, 09/05/02                           Ba2                 232,892
    410,000  Tyco International Group S.A.
             6.88%, 01/15/29                           Ba2                 290,903
    230,000  Tyco International Group S.A.
             7.00%, 06/15/28                           Ba                  163,127
     40,000  Unilever Capital Corp.
             7.13%, 11/01/10                           A1                   44,081
    100,000  Unilever NV (e)
             2.06%, 10/24/02                           A1                  100,042
     39,000  Western Oil Sands, Inc. (f)
             8.38%, 05/01/12                           Ba2                  39,098
                                                                    --------------
             Total Foreign Bonds                                         2,533,781
                                                                    --------------
             (Cost $2,549,244)

                       See Notes to Financial Statements.
--------------------------------------------------------------------------
                                                                            F-41

                          Select Strategic Income Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

   Maturity                                                             Value
     Amount                                                            (Note 2)
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 30.4%

$15,502,558  Goldman Sachs Group - 15.2%
             Dated 06/28/2002 at 1.98%, due 07/01/2002,
             collateralized by a Freddie Mac Obligation, 6.875%,
             01/15/2005, with a market value of $15,459,032         $   15,500,000
 15,502,545  Merrill U.S. Government - 15.2%
             Dated 06/28/2002 at 1.97%, due 07/01/2002,
             collateralized by a Resolution Funding Strip
             Obligation, 0.00%, 07/15/2011, with a market value
             of $16,002,372                                             15,500,000
                                                                    --------------
             Total Repurchase Agreements                                31,000,000
                                                                    --------------
             (Cost $31,000,000)

  Shares
  ------

WARRANTS - 0.0%

             Computers & Information - 0.0%
    500,000  International Business Machines Corp., 07/10/06                 8,500
                                                                    --------------

             Telephone Systems - 0.0%
    500,000  BellSouth Telecom, Inc., 07/12/06                               6,750
                                                                    --------------
             Total Warrants                                                 15,250
                                                                    --------------
             (Cost $16,563)

Total Investments - 122.9%                                             125,258,003
                                                                    --------------
(Cost $124,616,533)
Net Other Assets and Liabilities - (22.9)%                             (23,305,438)
                                                                    --------------
Total Net Assets - 100.0%                                           $  101,952,565
                                                                    ==============

__________________________________

(a)  Effective yield at time of purchase.
(b) Security has been deposited as initial margin on futures contracts. At June 30, 2002, the Portfolio's open futures contracts were as follows:

                                                                                      Market
    Number                                                                             Value
      of                                                                                at
  Contracts             Contract                Expiration          Aggregate        June 30,
  Purchased               Type                     Date               Cost             2002
--------------  -------------------------  --------------------  ---------------  ---------------
      39            U.S. 10 Yr Agency         September-2002       $3,948,797       $4,027,359
      11             U.S. 5 Yr Note           September-2002        1,171,063        1,181,641
       4             U.S. Long Bond           September-2002          403,078          411,125
                                                                   ----------       ----------
                                                                   $5,522,938       $5,620,125
                                                                   ==========       ==========

                                                                                        Market
    Number                                                                               Value
      of                                                                                  at
  Contracts              Contract                 Expiration          Aggregate        June 30,
     Sold                  Type                      Date               Cost             2002
--------------  ---------------------------  --------------------  ---------------  -------------
      79              U.S. 10 Yr Note           September-2002       $8,310,031       $8,471,518
                                                                     ==========       ==========

_________________
(c)  All or part of security is designated as a Forward Commitment.
(d) Principal only securities represent the right to receive monthly principal payments; no payments of interest are passed through to the "principal only" holder.
(e)  Variable rate security. The rate shown reflects rate in effect at period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2002, these securities amounted to $8,222,763 or 8.1% of net assets.
(g) Debt obligation initially issued in coupon form which converts to a variable rate coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(h) Interest only securities represent the right to receive monthly interest payments; no payments of principal are passed through the "interest only" holder.
(i) Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(j)  Pass Through Certificates.
(k)  U.S. currency denominated.
CMO  Collateralized Mortgage Obligation
MTN  Medium Term Note
NR   Not Rated

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $124,650,865. Net unrealized appreciation (depreciation) aggregated $607,138, of which $1,743,994 related to appreciated investment securities and $(1,136,856) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $217,890,738 and $187,222,152 of non-governmental issuers, respectively, and $16,055,703 and $7,331,049 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

              Moody's Rating                              S&P Ratings
               (Unaudited)                                (Unaudited)
Aaa                                   40.4% AAA                             0.0%
                                                                            ===
Aa                                     3.2%
A                                      8.4%
Baa                                    7.1%
Ba                                     3.8%
B                                      0.4%
NR (Not Rated)                        36.7%
                                     -----
                                     100.0%
                                     =====

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------
F-42

                          Select Strategic Income Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

                                                      In
  Contracts                           Contracts    Exchange
      To                  Settlement      At          For       Unrealized
   Receive      Currency    Dates       Value       U.s. $     Appreciation
--------------  --------  ----------  ----------  -----------  ------------
      713,344       EUR    07/25/02   $  702,439  $   632,308    $ 70,131
    2,663,642       EUR    08/22/02    2,619,505    2,436,833     182,672
    2,737,962       SEK    08/22/02      296,003      271,551      24,452
                                      ----------  -----------    --------
                                      $3,617,947  $ 3,340,692    $277,255
                                      ==========  ===========    ========

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

                                                   In
 Contracts                         Contracts    Exchange
    To                 Settlement      At         For       Unrealized
  Deliver    Currency    Dates       Value       U.s. $    Depreciation
-----------  --------  ----------  ----------  ----------  ------------
    764,949      EUR    07/25/02   $  753,254  $  686,388   $ (66,866)
  5,327,264      EUR    08/22/02    5,238,991   4,789,273    (449,718)
  1,347,219      NZD    07/25/02      652,962     594,124     (58,838)
  5,475,924      SEK    08/22/02      592,006     533,456     (58,550)
                                   ----------  ----------   ---------
                                   $7,237,213  $6,603,241   $(633,972)
                                   ==========  ==========   =========

__________________________________

EUR  Euro Currency
NZD  New Zealand Dollar
SEK  Swedish Krona

Select Strategic Income Fund - Written Options on Futures

                       Principal Amount
                         of Contracts                    Expiration
                       (000'S omitted)   Exercise Price     Date      Value
                       ----------------  --------------  ----------  --------
U.S. 10 Yr Agency
Call                         $18             $106.0       8/24/02    $ 36,000
U.S. 10 Yr Agency Put         13              107.0       8/24/02      15,324
U.S. Long Bond Call           11              105.0       8/24/02      29,734
U.S. Long Bond Put            12              101.0       8/24/02      12,000
U.S. Long Bond Put            13               98.0       8/24/02       4,469
U.S. Long Bond Put            14               99.0       8/24/02       7,000
                                                                     --------
                                                                     $104,527
                                                                     ========

Select Strategic Income Fund - Written Options Rollforward

                                   Puts                        Calls
                        --------------------------  ---------------------------
                        Principal Amount            Principal Amount
                          of Contracts                of Contracts
                        (000'S omitted)  Premiums   (000'S omitted)   Premiums
                        ---------------- ---------  ----------------  ---------
Outstanding, beginning
of period                    $  34       $ 48,477        $  41        $  15,398
Options written                217        171,906          239          179,330
Options closed                (199)      (187,011)        (251)        (158,021)
                             -----       ---------       -----        ---------
Outstanding, end of
period                       $  52       $ 33,372        $  29        $  36,707
                             =====       =========       =====        =========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------
                                                                            F-43

                      Select Investment Grade Income Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
  Par Value                                       Moody's Ratings      (Note 2)
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (e) - 16.0%

             Fannie Mae - 7.9%
$ 4,827,641  6.00%, 05/01/32                           NR           $    4,821,041
  5,860,697  6.00%, 03/01/03 - 03/01/29 (a)            Aaa               5,912,081
  3,583,386  6.50%, 11/01/16                           NR                3,717,315
 15,028,933  6.50%, 05/01/08 - 12/01/29                Aaa              15,387,684
  6,914,785  7.00%, 12/01/24 - 06/01/32                NR                7,169,090
  6,279,258  7.00%, 08/01/10 - 12/01/29                Aaa               6,554,724
  3,508,361  7.50%, 01/01/07 - 05/01/30                Aaa               3,686,633
    851,854  8.00%, 04/01/09 - 04/01/23                Aaa                 913,397
    236,953  8.50%, 07/01/08 - 06/01/30                Aaa                 248,223
    639,163  9.00%, 02/01/10 - 11/01/25                Aaa                 698,041
     19,798  10.00%, 10/01/20 - 12/01/20               Aaa                  22,368
                                                                    --------------
                                                                        49,130,597
                                                                    --------------

             Freddie Mac - 6.7%
  8,368,000  3.00%, 07/15/21                           NR                8,232,447
  2,931,933  5.00%, 05/15/21                           NR                3,010,344
  3,530,000  5.50%, 11/15/08                           NR                3,653,458
 13,203,434  6.00%, 05/01/32                           NR               13,189,504
  3,255,000  6.25%, 10/15/22                           NR                3,421,187
     11,104  6.50%, 06/01/04 - 08/01/04                Aaa                  11,324
  7,412,463  7.00%, 05/01/32                           NR                7,686,161
  1,575,810  7.50%, 12/01/29 - 11/01/30                Aaa               1,656,287
    107,732  8.75%, 05/01/17                           Aaa                 118,154
    296,011  9.50%, 08/01/19 - 02/01/21                Aaa                 328,831
                                                                    --------------
                                                                        41,307,697
                                                                    --------------

             Ginnie Mae - 1.4%
  3,242,930  6.50%, 09/15/08 - 10/15/28                Aaa               3,334,042
  4,888,344  7.00%, 05/15/23 - 04/15/28                Aaa               5,100,480
     62,787  8.00%, 08/15/22                           Aaa                  67,643
    204,329  9.50%, 02/15/06                           Aaa                 219,657
                                                                    --------------
                                                                         8,721,822
                                                                    --------------
             Total U.s. Government Agency
             Mortgage-Backed Obligations                                99,160,116
                                                                    --------------
             (Cost $96,592,738)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 43.1%

             Fannie Mae - 15.5%
  1,470,000  5.25%, 08/14/06 (a)                       Aaa               1,511,550
  5,090,629  5.50%, 05/01/16                           Aaa               5,102,383
 13,269,899  6.00%, 01/18/12 - 10/01/31                Aaa              13,375,926
  6,843,221  6.00%, 02/01/29                           Aaa               6,885,327
 13,260,000  6.25%, 07/19/11                           Aaa              13,678,936
  5,350,000  6.25%, 02/01/11                           Aa2               5,623,706
  3,000,000  6.40%, 05/14/09                           Aaa               3,151,608
  8,132,380  6.50%, 09/01/16 - 05/01/31                Aaa               8,354,120
  5,311,038  6.50%, 07/01/14 - 10/01/29                Aaa               5,489,019
 19,213,169  7.00%, 12/01/14 - 08/01/31                NR               20,016,473
  2,872,680  7.00%, 12/01/15 - 12/01/30                Aaa               3,001,403
  4,669,341  7.50%, 08/01/31                           NR                4,902,841
  3,542,661  7.50%, 03/01/28 - 12/01/30                Aaa               3,720,020

             Fannie Mae (continued)
$ 1,093,932  8.00%, 10/01/29                           Aaa          $    1,165,758
    278,351  8.00%, 05/01/30                           Aaa                 295,599
                                                                    --------------
                                                                        96,274,669
                                                                    --------------

             Federal Home Loan Bank - 1.4%
  6,125,000  4.75%, 06/28/04 (a)                       Aaa               6,327,021
  2,280,000  6.50%, 11/13/09                           Aaa               2,489,065
                                                                    --------------
                                                                         8,816,086
                                                                    --------------

             Freddie Mac - 6.2%
  2,025,000  5.75%, 03/15/09 (a)                       Aaa               2,123,917
  3,015,000  6.25%, 03/05/12                           Aa2               3,083,745
 28,474,787  6.50%, 04/01/31 - 12/01/31                NR               29,091,238
  2,413,269  7.50%, 11/01/29                           NR                2,536,529
  1,440,000  7.80%, 09/12/16                           Aaa               1,584,988
                                                                    --------------
                                                                        38,420,417
                                                                    --------------

             Ginnie Mae - 2.2%
 10,075,608  7.00%, 12/15/27 - 09/15/31                Aaa              10,489,770
  2,565,665  8.00%, 09/15/30                           Aaa               2,733,103
                                                                    --------------
                                                                        13,222,873
                                                                    --------------

             Tennessee Valley Authority - 1.0%
  5,750,000  5.88%, 04/01/36                           NR                6,109,415
                                                                    --------------

             U.S. Treasury Bond - 4.6%
 26,810,000  5.38%, 02/15/31 (a)                       Aaa              26,252,861
  1,990,000  7.63%, 11/15/22 (a)                       Aaa               2,463,055
                                                                    --------------
                                                                        28,715,916
                                                                    --------------

             U.S. Treasury Note - 12.2%
 10,000,000  4.25%, 11/15/03                           Aaa              10,251,560
  5,235,000  4.38%, 05/15/07 (a)                       NR                5,306,981
 17,165,000  4.88%, 02/15/12 (a)                       NR               17,229,369
 19,250,000  5.25%, 08/15/03 - 05/15/04 (a)            Aaa              20,082,780
  5,000,000  5.50%, 05/31/03                           Aaa               5,162,430
  4,920,000  5.88%, 02/15/04                           Aaa               5,177,178
  5,805,000  6.25%, 05/15/30 (a)                       Aaa               6,288,220
  2,000,000  6.50%, 02/15/10 (a)                       Aaa               2,235,760
  3,500,000  7.25%, 05/15/04 (a)                       Aaa               3,785,674
                                                                    --------------
                                                                        75,519,952
                                                                    --------------
             Total U.S. Government and Agency
             Obligations                                               267,079,328
                                                                    --------------
             (Cost $263,758,512)

CORPORATE NOTES AND BONDS - 26.7%

             Aerospace & Defense - 0.7%
  2,730,000  Boeing Co.
             7.95%, 08/15/24                           A2                3,172,918
  1,325,000  Raytheon Co.
             6.45%, 08/15/02                           Baa3              1,332,032
                                                                    --------------
                                                                         4,504,950
                                                                    --------------

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------
F-44

                       Select Investment Grade Income Fund

         PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
  Par Value                                       Moody's Ratings      (Note 2)
--------------------------------------------------------------------------------
             Automotive - 4.3%
$    75,000  DaimlerChrysler North America
             Holding Corp.
             7.23%, 01/06/05                           Aaa          $     78,411
  1,775,000  DaimlerChrysler North America
             Holding Corp.
             8.50%, 01/18/31                           A               1,962,319
  2,300,000  Ford Motor Co.
             7.37%, 07/15/04                           A2              2,399,898
  1,110,000  Ford Motor Co.
             7.45%, 07/16/31                           Baa1            1,033,240
  8,850,000  Ford Motor Credit Corp. (a)
             6.50%, 01/25/07                           A3              8,858,089
  1,345,000  Ford Motor Credit Corp.
             6.88%, 02/01/06                           A3              1,376,024
  2,900,000  Ford Motor Credit Corp.
             7.60%, 08/01/05                           A3              3,044,701
  2,110,000  General Motors Acceptance Corp.
             8.00%, 11/01/31                           A2              2,158,002
  1,710,000  General Motors Acceptance Corp.,
             MTN
             6.88%, 09/15/11                           A2              1,697,717
  3,790,000  General Motors Corp.
             7.20%, 01/15/11                           A3              3,859,831
                                                                    ------------
                                                                      26,468,232
                                                                    ------------

             Banking - 4.2%
  2,430,000  Associated Banc Corp.
             6.75%, 08/15/11                           Baa1            2,496,269
  2,960,000  BB&T Corp. (b)
             6.38%, 06/30/05                           A2              3,125,417
  2,855,000  Citifinancial
             6.75%, 07/01/07                           Aa1             3,084,922
    575,000  MBNA Corp.
             7.50%, 03/15/12                           Baa2              612,301
  1,465,000  MBNA Corp., MTN
             6.25%, 01/17/07                           Baa2            1,499,323
  2,955,000  National City Bank of Indiana
             4.88%, 07/20/07                           Aa3             2,982,739
  1,385,000  Suntrust Banks, Inc.
             6.38%, 04/01/11                           Aa3             1,439,964
    710,000  Suntrust Banks, Inc.
             7.75%, 05/01/10                           A1                800,785
  2,985,000  U.S. Bancorp
             5.10%, 07/15/07                           Aa3             3,034,291
  2,800,000  Wachovia Bank N.A.
             4.85%, 07/30/07                           Aa3             2,809,680
  3,885,000  Wells Fargo Financial
             6.13%, 04/18/12                           Aa2             3,963,271
                                                                    ------------
                                                                      25,848,962
                                                                    ------------

             Beverages, Food & Tobacco - 1.2%
  2,755,000  Coca-Cola Enterprises, Inc.
             6.13%, 08/15/11                           A2              2,837,146
  2,175,000  Conagra Foods, Inc.
             7.50%, 09/15/05                           Baa1            2,355,945

             Beverages, Food & Tobacco (continued)
$ 2,040,000  Coors Brewing Co. (c)
             6.38%, 05/15/12                           Baa2         $  2,099,158
                                                                    ------------
                                                                       7,292,249
                                                                    ------------

             Chemicals - 0.1%
    925,000  RPM, Inc., Senior Notes
             7.00%, 06/15/05                           Baa3              942,609
                                                                    ------------

             Commercial Services - 0.5%
  3,185,000  USA Waste Services, Inc.
             7.00%, 10/01/04                           Ba1             3,303,504
                                                                    ------------

             Communications - 0.5%
  2,980,000  AOL Time Warner, Inc.
             6.15%, 05/01/07                           Baa1            2,846,651
                                                                    ------------

             Cosmetics & Personal Care - 0.2%
  1,540,000  Procter & Gamble Co.
             4.75%, 06/15/07                           Aa3             1,554,140
                                                                    ------------

             Electric Utilities - 1.5%
  1,250,000  Dominion Resources, Inc.
             7.60%, 07/15/03                           Baa1            1,304,897
  1,420,000  Dominion Resources, Inc. (a)
             8.13%, 06/15/10                           Baa1            1,594,677
  2,915,000  Florida Power & Light
             6.88%, 12/01/05                           Aa3             3,110,008
  1,870,000  Oncor Electric Delivery Co. (c)
             7.00%, 05/01/32                           A3              1,883,844
  1,100,000  Sithe/Independence Funding Corp.,
             Series A
             9.00%, 12/30/13                           Baa2            1,171,016
                                                                    ------------
                                                                       9,064,442
                                                                    ------------

             Entertainment & Leisure - 0.5%
  2,935,000  Harrah's Operating Co., Inc.
             7.13%, 06/01/07                           Baa3            3,086,155
                                                                    ------------

             Financial Services - 2.3%
  3,025,000  Citigroup, Inc.
             6.63%, 06/15/32                           Aa2             2,924,540
  2,340,000  Countrywide Home Loans, Inc.
             5.50%, 08/01/06                           A3              2,391,911
  1,725,000  General Electric Credit Corp.
             6.27%, 07/23/03                           Aaa             1,792,020
  3,045,000  Household Finance Corp.
             8.00%, 07/15/10                           A2              3,216,193
  3,805,000  KFW International Finance, Inc.
             4.25%, 04/18/05                           Aaa             3,868,399
                                                                    ------------
                                                                      14,193,063
                                                                    ------------

                       See Notes to Financial Statements.
------------------------------------------------------------
                                                                            F-45

                       Select Investment Grade Income Fund

         PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
  Par Value                                       Moody's Ratings      (Note 2)
--------------------------------------------------------------------------------
             Food Retailers - 0.5%
$ 3,080,000  Kroger Co.
             6.75%, 04/15/12                           Baa3       $   3,188,665
                                                                  -------------

             Forest Products & Paper - 1.0%
  2,950,000  Kimberly-Clark Corp.
             7.10%, 08/01/07                           Aa2            3,289,760
  2,900,000  Weyerhauser Co. (c)
             7.38%, 03/15/32                           Baa2           2,943,486
                                                                  -------------
                                                                      6,233,246
                                                                  -------------

             Media - Broadcasting &
             Publishing - 1.7%
  2,905,000  Continental Cablevision, Inc.,
             Senior Notes
             8.30%, 05/15/06                           Baa2           2,971,554
    250,000  News America Holdings, Inc.
             6.63%, 01/09/08                           Baa3             252,015
  1,320,000  News America Holdings, Inc.
             7.38%, 10/17/08                           Baa3           1,389,914
  2,780,000  News America Holdings, Inc.
             8.50%, 02/15/05                           Baa3           3,008,288
  2,935,000  Viacom, Inc.
             7.70%, 07/30/10                           A3             3,209,220
                                                                  -------------
                                                                     10,830,991
                                                                  -------------
             Oil & Gas - 3.0%
  2,935,000  Burlington Resources, Inc. (c)
             7.40%, 12/01/31                           Baa1           3,068,956
  1,570,000  Coastal Corp.
             6.20%, 05/15/04                           Baa2           1,559,363
  1,863,000  Conoco Funding Co. (a)
             5.45%, 10/15/06                           Baa1           1,908,513
  1,055,000  Enterprise Products
             8.25%, 03/15/05                           Baa2           1,146,441
  2,525,000  Occidental Petroleum Corp.
             5.88%, 01/15/07                           Baa2           2,615,829
  2,130,000  Oryx Energy Co.
             8.13%, 10/15/05                           Baa2           2,338,237
  3,090,000  Tennessee Gas Pipeline Co.
             7.50%, 04/01/17                           Baa1           3,067,737
  2,500,000  Transocean Sedco Forex, Inc.
             6.95%, 04/15/08                           Baa2           2,668,600
                                                                  -------------
                                                                     18,373,676
                                                                  -------------

             Pharmaceuticals - 1.3%
  2,360,000  American Home Products Corp.
             6.25%, 03/15/06                           A3             2,495,816
  2,705,000  Cardinal Health, Inc.
             6.75%, 02/15/11                           A2             2,894,144
  2,680,000  Zeneca Wilmington
             7.00%, 11/15/23                           Aa2            2,820,547
                                                                  -------------
                                                                      8,210,507
                                                                  -------------

             Retailers - 1.0%
$ 2,825,000  Toys "R" Us, Inc. (a)
             7.63%, 08/01/11                           Baa3       $   2,757,268
  2,895,000  Wal-Mart Stores, Inc.
             7.55%, 02/15/30                           Aa2            3,327,716
                                                                  -------------
                                                                      6,084,984
                                                                  -------------

             Securities Broker - 1.2%
  2,955,000  Bear Stearns Cos., Inc.
             7.80%, 08/15/07                           A2             3,265,520
  1,375,000  Legg Mason, Inc., Senior Note
             6.50%, 02/15/06                           Baa1           1,449,357
  1,345,000  Morgan Stanley Dean Witter & Co.
             6.60%, 04/01/12                           Aa3            1,370,672
  1,250,000  Morgan Stanley Dean Witter & Co.
             6.75%, 04/15/11                           Aa3            1,285,861
                                                                  -------------
                                                                      7,371,410
                                                                  -------------

             Telephone Systems - 0.9%
  1,225,000  LCI International, Inc., Senior
             Note
             7.25%, 06/15/07                           Ba               600,250
    827,000  Sprint Capital Corp.
             5.70%, 11/15/03                           Baa3             734,888
  4,450,000  Verizon Wireless, Inc. (b) (c)
             2.29%, 12/17/03                           A2             4,377,719
                                                                  -------------
                                                                      5,712,857
                                                                  -------------

             Transportation - 0.1%
    610,000  Consolidated Rail Corp.
             9.75%, 06/15/20                           Baa2             772,918
                                                                  -------------
             Total Corporate Notes and Bonds                        165,884,211
                                                                  -------------
             (Cost $163,648,436)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (e) - 7.7%

  3,055,909  Bank of America Corp.,
             Series 2001-8, Class 2A
             6.50%, 08/25/16                           Aa3            3,148,273
    589,756  Bear Stearns Mortgage Securities,
             Inc., Series 1995-1,
             Class 1A, CMO (b)
             6.43%, 05/25/10                           Aaa              602,477
  3,120,000  Bear Stearns Mortgage Securities,
             Inc., Series 1999-WF2, Class A2,
             CMO
             7.08%, 06/15/09                           Aaa            3,421,401
  1,300,000  Chase Credit Card Master Trust,
             Series 1999-3, Class B,
             6.95%, 01/15/07                           A2             1,390,866
  3,000,000  Chase Manhattan Auto Owner Trust,
             Series 2002-A, Class A4
             4.24%, 09/15/08                           Aaa            3,023,619
  1,285,000  Citibank Credit Card Issuance
             Trust, Series 2000-Cl, CMO
             6.88%, 11/16/09                           Aaa            1,411,087

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                       Select Investment Grade Income Fund

         PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
  Par Value                                       Moody's Ratings      (Note 2)
--------------------------------------------------------------------------------
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (e) (continued)

$ 2,612,032  COMM, Series 1999-1, Class A1, CMO
             6.15%, 05/15/32                           Aaa      $    2,738,515
    278,707  Copelco Capital Funding Corp.,
             Series 1999-A, Class A4
             5.80%, 04/15/03                           Aaa             280,119
  2,715,000  CS First Boston Mortgage Securities
             Corp., Series 2001-CK3, Class A2
             6.04%, 06/15/34                           Aaa           2,853,726
  2,995,000  General Electric Capital Commercial
             Mortgage Corp., Series 2002-1A,
             Class C, CMO
             6.47%, 12/10/35                           A1            3,129,059
    199,343  Green Tree Recreation Equipment &
             Consumer Trust, Series 1997-B,
             Class A1, CMO (d)
             6.55%, 07/15/28                           AAA             205,386
  2,040,000  GS Mortgage Securities Corp. II,
             Series 1997-GL, Class A2D
             6.94%, 07/13/30                           Aaa           2,176,337
    241,536  Housing Securities, Inc.,
             Series 1994-2, Class A-1
             6.50%, 07/25/09                           Aaa             249,751
  2,300,000  MBNA Master Credit Card Trust,
             Series 1995-C, Class A
             6.45%, 02/15/08                           Aaa           2,463,797
  2,000,000  MBNA Master Credit Card Trust,
             Series 1999-G, Class B, CMO
             6.60%, 12/15/06                           A2            2,118,964
  3,080,000  Merrill Lynch Mortgage Trust,
             Series 2002-MW1, Class C, CMO
             5.85%, 07/12/34                           A2            3,095,436
  1,748,828  Morgan Stanley Dean Witter & Co.,
             Series 2000-HG, Class A (c)
             7.43%, 12/03/05                           Aaa           1,892,305
  1,435,000  Morgan Stanley Dean Witter Capital
             I, Series 2002-HQ, Class C
             6.75%, 04/15/34                           A2            1,524,032
  3,080,000  Morgan Stanley Dean Witter Capital
             I, Series 2002-IQ2, Class C, CMO
             6.12%, 04/15/15                           A             3,073,984
  1,135,000  Morgan Stanley Dean Witter Capital
             I, Series 2002-TOP7, Class B, CMO
             6.08%, 01/15/39                           Aa2           1,156,459
  2,500,000  Residential Funding Mortgage
             Securities I, Series 1999-S7,
             Class A11, CMO
             6.50%, 03/25/29                           Aaa           2,565,050
     90,144  Resolution Trust Corp.,
             Series 1995-2, Class C-1
             7.45%, 05/25/29                           Baa2             91,516

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (e) (continued)

$ 1,750,000  Toyota Auto Receivables Grantor
             Trust, Series 2000-A, Class A4, CMO
             7.21%, 04/15/07                           Aaa      $    1,853,644
  3,000,000  Toyota Auto Receivables Owner
             Trust, Series 2002-B, Class A3
             3.76%, 06/15/06                           Aaa           3,032,043
    351,310  United Air Lines, Inc.,
             Pass-Through Certificate
             9.30%, 03/22/08                           B1              352,097
                                                                --------------
             Total Asset-Backed and
             Mortgage-Backed Securities                             47,849,943
                                                                --------------
             (Cost $46,065,931)

FOREIGN GOVERNMENT OBLIGATIONS (f) - 2.3%

  2,385,000  Province of British Columbia
             5.38%, 10/29/08                           Aa2           2,468,050
  3,410,000  Province of Manitoba
             4.25%, 11/20/06                           Aa3           3,405,813
  2,000,000  Province of Ontario
             7.38%, 01/27/03                           Aa3           2,062,012
  1,300,000  Province of Quebec
             8.80%, 04/15/03                           A1            1,367,814
  1,600,000  Province of Quebec (a)
             7.00%, 01/30/07                           A1            1,761,576
  3,275,000  United Mexican States
             7.50%, 01/14/12                           Baa2          3,237,338
                                                                --------------
             Total Foreign Government
             Obligations                                            14,302,603
                                                                --------------
             (Cost $14,000,063)

FOREIGN BONDS (f) - 2.5%

  2,660,000  Alberta Energy Co., Ltd.
             7.38%, 11/01/31                           Baa1          2,838,741
    305,000  AT&T Canada, Inc.
             7.65%, 09/15/06                           Ca               36,600
  2,285,000  Canadian Natural Resources
             7.20%, 01/15/32                           Baa1          2,321,528
  4,270,000  National Australia Bank
             8.60%, 05/19/10                           A1            5,075,066
  2,705,000  Shaw Communications, Inc.
             8.25%, 04/11/10                           Baa3          2,754,759
  2,055,000  Stora Enso Oyj
             7.38%, 05/15/11                           Baa1          2,221,227
                                                                --------------
             Total Foreign Bonds                                    15,247,921
                                                                --------------
             (Cost $14,944,966)

MUNICIPAL OBLIGATIONS - 0.2%

  1,510,000  Alabama Power Co.
             4.88%, 09/01/04                           A2            1,541,059
                                                                --------------
             Total Municipal Obligations                             1,541,059
                                                                --------------
             (Cost $1,508,066)

                       See Notes to Financial Statements.
--------------------------------------------------------------------------
                                                                            F-47

                       Select Investment Grade Income Fund

         PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                   Value
     Shares                                 Moody's Ratings       (Note 2)
--------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.2%

  1,217,245  Marshall Money Market Fund          NR                1,217,245
                                                              --------------
             Total Investment Company                              1,217,245
                                                              --------------
             (Cost $1,217,245)
Total Investments - 98.7%                                        612,282,426
                                                              --------------
(Cost $601,735,957)
Net Other Assets and Liabilities - 1.3%                            8,025,045
                                                              --------------
Total Net Assets - 100.0%                                     $  620,307,471
                                                              ==============

______________________
(a) All or a portion of this security is out on loan at June 30, 2002; the value of the securities loaned amounted to $74,706,504. The value of collateral amounted to $76,422,838 which consisted of cash equivalents.
(b)       Variable rate security. The rate shown reflects rate in effect at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2002, these securities amounted to $16,265,468 or 2.6% of net assets.
(d) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(e)       Pass Through Certificates.
(f)       U.S. currency denominated.
CMO       Collateralized Mortgage Obligation
MTN       Medium Term Note
NR        Not Rated

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $602,713,301. Net unrealized appreciation (depreciation) aggregated $9,569,125, of which $12,511,128 related to appreciated investment securities and $(2,942,003) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $135,492,337 and $113,575,705 of non-governmental issuers, respectively, and $201,430,749 and $170,326,037 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

              Moody's Rating                              S&P Ratings
               (Unaudited)                                (Unaudited)

Aaa                             41.1%             AAA                 0.0%
                                                                      ===
Aa                               9.0
A                               14.1
Baa                             12.0
Ba                               0.6
B                                0.1
NR (Not Rated)                  23.1
                               -----
                               100.0%
                               =====

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------
F-48

                              Government Bond Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Value
  Par Value                                                      (Note 2)
----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (b) - 3.3%

             Fannie Mae - 0.4%
$     5,783  7.00%, 05/01/17                                  $        5,942
    275,453  7.50%, 03/01/07                                         291,153
    173,968  8.00%, 04/01/09 - 09/01/21                              186,169
                                                              --------------
                                                                     483,264
                                                              --------------

             Freddie Mac - 2.6%
  2,700,000  5.50%, 09/15/19                                       2,800,561
    317,224  6.50%, 06/01/04 - 06/01/23                              330,392
     97,924  7.50%, 02/01/07                                         102,917
     92,970  8.00%, 09/01/09 - 06/01/19                               98,465
     55,721  10.00%, 03/01/21                                         62,814
                                                              --------------
                                                                   3,395,149
                                                              --------------

             Ginnie Mae - 0.3%
     34,446  6.50%, 06/15/09                                          36,283
    270,645  7.00%, 06/15/12                                         286,934
     60,882  9.50%, 02/15/06                                          65,450
                                                              --------------
                                                                     388,667
                                                              --------------
             Total U.S. Government Agency
             Mortgage-backed Obligations                           4,267,080
                                                              --------------
             (Cost $4,157,155)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 89.5%

             Fannie Mae - 29.2%
  5,078,000  5.13%, 02/13/04                                       5,268,912
  5,000,000  5.38%, 11/15/11 (a)                                   5,004,910
 12,110,000  5.50%, 05/02/06 (a)                                  12,720,756
  8,590,000  6.00%, 12/15/05 - 05/15/08 (a)                        9,168,979
  5,000,000  7.30%, 07/19/05                                       5,011,630
                                                              --------------
                                                                  37,175,187
                                                              --------------

             Federal Farm Credit Bank - 4.0%
  5,000,000  3.88%, 12/15/04                                       5,057,700
                                                              --------------

             Federal Home Loan Bank - 10.3%
  2,000,000  4.84%, 03/07/07                                       2,028,004
  2,000,000  4.88%, 04/16/04                                       2,067,686
  2,500,000  5.28%, 01/06/04                                       2,579,607
  1,000,000  5.55%, 11/25/08                                       1,041,632
  3,225,000  5.63%, 11/15/11 (a)                                   3,293,531
  1,350,000  6.19%, 05/06/08                                       1,455,662
    550,000  6.55%, 03/07/05                                         592,357
                                                              --------------
                                                                  13,058,479
                                                              --------------

             Freddie Mac - 28.9%
  3,000,000  5.13%, 10/15/08                                       3,055,764
  6,011,500  5.25%, 07/15/16                                       6,192,807
  2,000,000  5.70%, 07/11/06                                       2,062,098
  8,545,000  5.75%, 04/15/08 - 04/29/09                            8,901,689
  1,500,000  5.95%, 01/19/06                                       1,598,826
  4,875,000  6.25%, 07/15/04                                       5,186,142
  6,800,000  6.88%, 09/15/10 (a)                                   7,555,874
  2,000,000  7.00%, 07/15/05                                       2,190,096
                                                              --------------
                                                                  36,743,296
                                                              --------------

             Sallie Mae - 3.2%
$ 4,000,000  5.00%, 06/30/04                                  $    4,144,988
                                                              --------------

             U.S. Treasury Note - 13.9%
  4,350,000  5.25%, 05/15/04                                       4,546,550
  7,755,000  5.63%, 05/15/08                                       8,277,253
  3,345,000  6.00%, 08/15/04 (a)                                   3,553,618
  1,100,000  10.75%, 08/15/05 (a)                                  1,334,175
                                                              --------------
                                                                  17,711,596
                                                              --------------
             Total U.S. Government and Agency
             Obligations                                         113,891,246
                                                              --------------
             (Cost $111,411,517)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (b) - 4.4%

  5,500,000  Citibank Credit Card Issuance Trust,
             Series 2001, Class A8
             4.10%, 12/07/06                                       5,570,125
                                                              --------------
             Total Asset-backed and Mortgage-backed
             Securities                                            5,570,125
                                                              --------------
             (Cost $5,500,000)

  Shares
  ------

INVESTMENT COMPANY - 1.6%

  2,025,217  Marshall Money Market Fund                            2,025,217
                                                              --------------
             Total Investment Company                              2,025,217
                                                              --------------
             (Cost $2,025,217)

Total Investments - 98.8%                                        125,753,668
                                                              --------------
(Cost $123,093,889)
Net Other Assets and Liabilities - 1.2%                            1,482,299
                                                              --------------

Total Net Assets - 100.0%                                     $  127,235,967
                                                              ==============

____________________
(a) All or a portion of this security is out on loan at June 30, 2002; the value of the securities loaned amounted to $28,813,488. The value of collateral amounted to $29,252,751, which consisted of cash equivalents.
(b)  Pass Through Certificates.

FEDERAL INCOME TAX INFORMATION (SEE note 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $123,485,487. Net unrealized appreciation (depreciation) aggregated $2,268,181, of which $2,577,102 related to appreciated investment securities and $(308,921) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $5,500,000 and $0 of non-governmental issuers, respectively, and $95,585,657 and $93,911,909 of U.S. Government and Agency issuers, respectively.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                            F-49

                                Money Market Fund

              PORTFOLIO OF INVESTMENTS - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
                                                                 Value
 Par Value                                                      (Note 2)
---------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%

             Federal Home Loan Bank - 5.8%
$24,000,000  2.05%, 04/15/03 (a)                             $   24,000,000
  2,000,000  2.20%, 01/28/03                                      1,999,452
  7,500,000  2.33%, 01/24/03                                      7,500,000
  2,000,000  2.38%, 02/04/03                                      1,999,487
                                                             --------------
                                                                 35,498,939
                                                             --------------
             Total U.S. Government and Agency Obligations        35,498,939
                                                             --------------
             (Cost $35,498,939)

CORPORATE NOTES - 60.1%

             Automotive - 2.6%
 10,000,000  American Honda Finance (a)
             1.91%, 12/06/02                                     10,000,000
  6,000,000  BMW US Capital Corp. (a)
             2.02%, 02/10/03                                      6,001,782
                                                             --------------
                                                                 16,001,782
                                                             --------------

             Banking - 18.2%
 17,210,000  Bank One Corp.
             6.40%, 08/01/02                                     17,255,571
 10,000,000  First Tennessee Bank (a)
             1.85%, 12/05/02                                     10,000,000
 10,000,000  First Tennessee Bank (a)
             1.86%, 04/02/03                                     10,000,000
  4,000,000  Firstar Corp.
             6.50%, 07/15/02                                      4,004,060
 10,000,000  Key Bank National Association (a)
             1.93%, 03/13/03                                     10,006,025
 11,900,000  Key Bank National Association
             6.05%, 04/24/03                                     12,220,185
 20,000,000  Marshall & Isley Bank (a)
             1.88%, 04/21/03                                     20,000,000
  5,000,000  Marshall & Isley Bank
             6.15%, 12/02/02                                      5,069,681
 10,000,000  U.S. Bancorp (a)
             2.02%, 08/06/02                                     10,000,000
 11,950,000  Wells Fargo Bank NA
             6.50%, 09/03/02                                     12,014,039
                                                             --------------
                                                                110,569,561
                                                             --------------

             Banking - Foreign Banks & Branches - 5.3%
 10,000,000  Bayerische Landesbank NY (a)
             2.13%, 06/17/03                                     10,000,000
 14,000,000  Bayerische Landesbank NY (a)
             2.23%, 05/01/03                                     14,000,000
  8,000,000  Credit Suisse First Boston, Inc. (a)
             1.89%, 11/13/02                                      8,000,000
                                                             --------------
                                                                 32,000,000
                                                             --------------

             Commercial Services - 2.1%
 13,000,000  Household Finance Corp. (a)
             1.91%, 10/17/02                                     13,000,000
                                                             --------------

             Financial Services - 8.2%
  5,000,000  CitiFinancial Credit Co.
             6.45%, 07/01/02                                      5,000,000
  5,000,000  Links Finance LLC
             2.18%, 11/15/02                                      4,996,606

             Financial Services (continued)
$ 5,000,000  Links Finance LLC, MTN (a)
             1.87%, 01/21/03                                 $    5,000,000
 15,000,000  Money Market Trust LLC (a)
             1.89%, 06/03/03                                     15,000,000
 10,000,000  Sigma Finance, Inc. (a)
             1.86%, 06/05/03                                      9,999,048
 10,000,000  Sigma Finance, Inc. (a)
             1.90%, 10/07/02                                     10,000,000
                                                             --------------
                                                                 49,995,654
                                                             --------------

             Heavy Machinery - 1.2%
  7,500,000  Caterpillar Financial Services Corp. (a)
             2.02%, 07/08/02                                      7,500,216
                                                             --------------

             Industrial - Diversified - 4.1%
 25,000,000  General Electric Capital Corp. (a)
             1.87%, 07/09/03                                     25,000,000
                                                             --------------

             Retailers - 0.9%
  5,000,000  Target Corp.
             6.40%, 02/15/03                                      5,123,620
                                                             --------------

             Securities Broker - 14.3%
 16,000,000  Bear Stearns Cos., Inc. (a)
             2.40%, 03/28/03                                     16,035,883
  2,000,000  Goldman Sachs Group LP
             6.60%, 07/15/02                                      2,002,186
  5,000,000  Goldman Sachs Group, Inc. (a)
             2.01%, 02/19/03                                      5,000,000
 10,000,000  Goldman Sachs Promissory Note
             1.95%, 09/16/02                                     10,000,000
  2,200,000  Lehman Brothers Holdings, Inc. (a)
             2.19%, 07/08/02                                      2,200,085
  2,500,000  Lehman Brothers Holdings, Inc. (a)
             2.33%, 07/08/02                                      2,500,111
  1,135,000  Merrill Lynch & Co., Inc.
             6.00%, 02/12/03                                      1,156,752
  5,000,000  Merrill Lynch & Co., Inc., MTN
             2.45%, 03/24/03                                      5,000,000
  2,090,000  Merrill Lynch & Co., Inc., MTN
             6.13%, 04/07/03                                      2,136,691
 10,000,000  Morgan Stanley Dean Witter & Co. (a)
             1.90%, 11/16/02                                     10,000,000
 11,055,000  Morgan Stanley Dean Witter & Co.
             7.13%, 01/15/03                                     11,322,709
 10,000,000  Paine Webber Group, Inc. (a)
             2.54%, 07/15/02                                     10,002,460
 10,000,000  Salomon Smith Barney Holdings, Inc. (a)
             2.10%, 01/24/03                                     10,012,728
                                                             --------------
                                                                 87,369,605
                                                             --------------

             Telephone Systems - 3.2%
 10,000,000  Ohio Bell Telephone Co.
             6.13%, 05/15/03                                     10,292,742
  5,000,000  SBC Communications, Inc. (a)
             1.86%, 03/14/03                                      5,000,729
  4,000,000  SBC Communications, Inc.
             4.30%, 06/05/03                                      4,056,246
                                                             --------------
                                                                 19,349,717
                                                             --------------
             Total Corporate Notes                              365,910,155
                                                             --------------
             (Cost $365,910,155)

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                               Money Market Fund

        PORTFOLIO OF INVESTMENTS, Continued - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
  Par Value                                               (Note 2)
---------------------------------------------------------------------
ASSET BACKED SECURITIES - 2.3%

$14,126,938  Nissan Auto Receivables Owner Trust,
             Series 2002-B, Class A1
             2.09%, 05/09/03                           $   14,126,938
                                                       --------------
             Total Asset Backed Securities                 14,126,938
                                                       --------------
             (Cost $14,126,938)

COMMERCIAL PAPER (b) - 25.3%

             Banking - 6.4%
  4,000,000  Banque ET Caisse Epargne
             2.57%, 12/20/02                                3,950,886
 10,000,000  Credit Suisse First Boston, Inc.
             1.87%, 07/08/02                                9,996,362
 10,000,000  HSBC USA, Inc.
             1.86%, 12/13/02                                9,914,751
  5,000,000  HSBC USA, Inc.
             1.90%, 07/08/02                                4,998,153
  5,000,000  HSBC USA, Inc.
             2.18%, 09/18/02                                4,976,081
  5,000,000  Westdeutsche Landesbank
             2.37%, 01/16/03                                4,934,495
                                                       --------------
                                                           38,770,728
                                                       --------------

             Financial Services - 13.7%
 10,000,000  Amstel Funding Corp.
             1.95%, 07/18/02                                9,990,793
  6,952,000  Hatteras Funding Corp.
             1.83%, 10/08/02                                6,917,014
 10,000,000  High Peak Funding LLC
             1.87%, 08/15/02                                9,976,624
  5,000,000  Ivory Funding Corp.
             1.90%, 09/16/02                                4,979,681
  3,940,000  Ivory Funding Corp.
             1.91%, 09/30/02                                3,920,977
 28,000,000  Newbury Funding CBO I, Ltd.
             1.90%, 09/25/02                               27,872,912
 10,000,000  Westways Funding I, Ltd.
             1.87%, 08/28/02                                9,969,871
 10,000,000  Westways Funding V, Ltd.
             1.89%, 08/15/02                                9,976,375
                                                       --------------
                                                           83,604,247
                                                       --------------

             Heavy Machinery - 0.3%
  2,026,000  The Stanley Works
             1.90%, 07/08/02                                2,025,251
                                                       --------------

             Pharmaceuticals - 2.5%
  5,000,000  Wyeth Corp.
             1.88%, 09/23/02                                4,978,066
 10,000,000  Wyeth Corp.
             1.92%, 08/19/02                                9,973,866
                                                       --------------
                                                           14,951,932
                                                       --------------

             Securities Broker - 0.8%
  5,000,000  Morgan Stanley Dean Witter & Co. (a)
             1.88%, 11/25/02                                5,000,000
                                                       --------------

             Telephone Systems - 1.6%
$ 6,500,000  SBC Communications, Inc.
             1.82%, 09/09/02                           $    6,476,998
  3,000,000  SBC Communications, Inc.
             1.83%, 08/12/02                                2,993,596
                                                       --------------
                                                            9,470,594
                                                       --------------
             Total Commercial Paper                       153,822,752
                                                       --------------
             (Cost $153,822,752)

CERTIFICATES OF DEPOSIT - 3.1%

  5,000,000  Associated Bank Green Bay
             2.36%, 02/10/03                                5,000,306
 14,000,000  State Street Bank & Trust
             1.97%, 12/02/02                               14,001,167
                                                       --------------
             Total Certificates of Deposit                 19,001,473
                                                       --------------
             (Cost $19,001,473)

MUNICIPAL OBLIGATIONS - 1.6%

 10,000,000  Harris County Texas
             1.83%, 09/17/02                               10,000,000
                                                       --------------
             Total Municipal Obligations                   10,000,000
                                                       --------------
             (Cost $10,000,000)

 Shares
 ------

INVESTMENT COMPANIES - 1.4%

  2,617,489  Federated Investors Prime Obligations
             Fund                                           2,617,489
  5,584,715  Provident Temp Fund                            5,584,715
     25,208  Scudder Institutional Money Market Fund           25,208
                                                       --------------
             Total Investment Companies                     8,227,412
                                                       --------------
             (Cost $8,227,412)

Total Investments - 99.6%                                 606,587,669
                                                       --------------
(Cost $606,587,669)
Net Other Assets and Liabilities - 0.4%                     2,649,466
                                                       --------------
Total Net Assets - 100.0%                              $  609,237,135
                                                       ==============

__________________
(a) Variable rate security. The rate shown reflects rate in effect at period end.
(b)  Effective yield at time of purchase.
MTN  Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $606,587,669.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------
                                                                            F-51

                           Allmerica Investment Trust

  STATEMENTS OF ASSETS AND LIABILITIES (in 000's) - June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Select       Select          Select             Select
                                                                      Emerging    Aggressive        Capital       Value Opportunity
                                                                    Markets Fund  Growth Fund  Appreciation Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
  Investments at cost.............................................  $     54,186  $   411,245  $         349,558  $         395,991
  Net unrealized appreciation (depreciation)......................        (1,254)     (27,276)            36,882             23,066
                                                                    ------------  -----------  -----------------  -----------------
    Total investments at value+...................................        52,932      383,969            386,440            419,057
Cash and foreign currency*........................................         2,487        2,888                 --              5,069
Short-term investments held as collateral for securities loaned...         5,426       51,027             77,415             46,687
Receivable for investments sold...................................           439       10,243              2,102             11,233
Interest and dividend receivables.................................           190          571                  6                310
Receivable for variation margin...................................            --           --                 --                 --
Dividend tax reclaim receivable...................................             1           --                 --                  2
Prepaid insurance expense.........................................            --           --                  3                 --
Miscellaneous receivable..........................................            --           --                 --                 --
                                                                    ------------  -----------  -----------------  -----------------
    Total Assets..................................................        61,475      448,698            465,966            482,358
                                                                    ------------  -----------  -----------------  -----------------
LIABILITIES:
Payable to custodian..............................................            26           32                 24                 25
Payable for investments purchased.................................           487        7,930              4,131              4,486
Collateral for securities loaned..................................         5,426       51,027             77,415             46,687
Management fee payable............................................            64          298                294                313
Distribution fee payable..........................................             7           50                 49                 55
Trustees' fees and expenses payable...............................             1            6                  2                  4
Net unrealized depreciation on forward currency contracts.........            --           --                 --                 --
Payable for variation margin......................................            --           --                 --                 --
Written options outstanding, at value**...........................            --           --                 --                 --
Accrued expenses and other payables...............................            50           91                 84                 79
                                                                    ------------  -----------  -----------------  -----------------
    Total Liabilities.............................................         6,061       59,434             81,999             51,649
                                                                    ------------  -----------  -----------------  -----------------

NET ASSETS........................................................  $     55,414  $   389,264  $         383,967  $         430,709
                                                                    ============  ===========  =================  =================
NET ASSETS consist of:
Paid-in capital...................................................  $     76,014  $   791,149  $         345,719  $         357,129
Undistributed (distribution in excess of) net investment income
(loss)............................................................            75       (1,030)            (1,593)             2,520
Accumulated (distribution in excess of) net realized gain (loss)
on investments sold, foreign currency transactions, written
option transactions and futures contracts.........................       (19,420)    (373,579)             2,959             47,994
Net unrealized appreciation (depreciation) of investments, assets and liabilities in foreign currency, written option contracts
and futures contracts.............................................        (1,255)     (27,276)            36,882             23,066
                                                                    ------------  -----------  -----------------  -----------------
TOTAL NET ASSETS..................................................  $     55,414  $   389,264  $         383,967  $         430,709
                                                                    ============  ===========  =================  =================
Shares of beneficial interest outstanding
(unlimited authorization, no par value) (in 000's)................        79,044      376,085            222,189            231,770
NET ASSET VALUE,
Offering and redemption price per share
(Net Assets/Shares Outstanding)...................................  $      0.701  $     1.035  $           1.728  $           1.858
                                                                    ============  ===========  =================  =================
    +Total value of securities on loan............................  $      5,113  $    49,564  $          74,264  $          42,879
                                                                    ============  ===========  =================  =================

____________________________
* Cost $2,487 and $10,038 for Select Emerging Markets Fund and Select International Equity Fund, respectively.
**   Premiums of $70 for Select Strategic Income Fund.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

                                                                                                    Select
   Select        Select       Select        Core      Equity    Select Growth       Select      Investment Grade Government  Money
International    Growth      Strategic     Equity      Index     and Income    Strategic Income      Income         Bond     Market
 Equity Fund      Fund      Growth Fund     Fund       Fund         Fund             Fund             Fund          Fund      Fund
------------------------------------------------------------------------------------------------------------------------------------
$     478,391  $   581,461  $    38,673  $  601,299  $ 507,762  $     540,958  $        124,617 $        601,736 $  123,094 $606,588
      (47,406)     (65,314)     (15,256)    (79,057)   (61,889)       (78,377)              641           10,546      2,660       --
-------------  -----------  -----------  ----------  ---------  -------------  ---------------- ---------------- ---------- --------
      430,985      516,147       23,417     522,242    445,873        462,581           125,258          612,282    125,754  606,588
        9,509           --        1,443       2,364          5          3,730               419                4          6       24
       23,445       47,626           --      25,344     21,039         22,019                --           76,423     29,253       --
           --        5,677            5       1,577        371            547            12,573           14,093          4       --
          903          512            1         603        392            694               878            7,234      1,565    2,973
           --           --           --          --         --             --                 7               --         --       --
          587           --           --          --          1              1                --               --         --       --
            1           --           --          --         --              2                --               --         --       --
           --           --           --          --         --              1                --               --         --       --
-------------  -----------  -----------  ----------  ---------  -------------  ---------------- ---------------- ---------- --------
      465,430      569,962       24,866     552,130    467,681        489,575           139,135          710,036    156,582  609,585
-------------  -----------  -----------  ----------  ---------  -------------  ---------------- ---------------- ---------- --------

           62        2,986            8          29         28             21                19               35         12       37
           --          565           44       1,759        371            543            36,630           12,913         --       --
       23,445       47,626           --      25,344     21,039         22,019                --           76,423     29,253       --
          327          366           10         254        108            278                45              209         50      149
           53           67            3          67         57             60                12               76         15       74
            4            6           --           6          3              4                 1                5          1       --
          944           --           --          --         --             --               357               --         --       --
           --           --           --          --          2              8                --               --         --       --
           --           --           --          --         --             --               105               --         --       --
          108          133           26         106         81            110                13               68         15       88
-------------  -----------  -----------  ----------  ---------  -------------  ---------------- ---------------- ---------- --------
       24,943       51,749           91      27,565     21,689         23,043            37,182           89,729     29,346      348
-------------  -----------  -----------  ----------  ---------  -------------  ---------------- ---------------- ---------- --------

$     440,487  $   518,213  $    24,775  $  524,565  $ 445,992  $     466,532  $        101,953 $        620,307 $  127,236 $609,237
=============  ===========  ===========  ==========  =========  =============  ================ ================ ========== ========

$     526,211  $   764,963  $    65,050  $  778,651  $ 489,364  $     692,351  $        101,033 $        621,386 $  126,977 $609,213
        9,586          962         (172)        (34)       (15)           (33)              297              538        143       --

      (46,489)    (182,398)     (24,847)   (174,995)    18,532       (147,383)              425          (12,163)    (2,544)      24

      (48,821)     (65,314)     (15,256)    (79,057)   (61,889)       (78,403)              198           10,546      2,660       --
-------------  -----------  -----------  ----------  ---------  -------------  ---------------- ---------------- ---------- --------
$     440,487  $   518,213  $    24,775  $  524,565  $ 445,992  $     466,532  $        101,953 $        620,307 $  127,236 $609,237
=============  ===========  ===========  ==========  =========  =============  ================ ================ ========== ========

      409,721      399,808       77,340     380,392    190,555        442,746            96,246          562,446    116,763  609,215

$       1.075  $     1.296  $     0.320  $    1.379  $   2.340  $       1.054  $          1.059 $          1.103 $    1.090 $  1.000
=============  ===========  ===========  ==========  =========  =============  ================ ================ ========== ========
$      22,140  $    46,037  $        --  $   24,495  $  20,117  $      20,963  $             --           74,707 $   28,813 $     --
=============  ===========  ===========  ==========  =========  =============  ================ ================ ========== ========

-------------------------------------
                                                                            F-53

                           Allmerica Investment Trust

    STATEMENTS OF OPERATIONS (in 000's) - For the Six Months Ended June 30,
                                2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Select      Select        Select      Select
                                                                                Emerging    Aggressive     Capital      Value
                                                                                 Markets      Growth    Appreciation  Opportunity
                                                                                  Fund         Fund         Fund         Fund
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest ...................................................................  $     82    $     155   $      85     $      98
  Dividends ..................................................................       602        1,192         372         1,947
  Securities lending income ..................................................         9           47          61            34
  Less net foreign taxes withheld ............................................      (112)         (12)         (3)          (17)
                                                                                ---------   ----------  ----------    ----------
    Total investment income ..................................................       581        1,382         515         2,062
                                                                                ---------   ----------  ----------    ----------
EXPENSES
  Management fees ............................................................       381        2,005       1,842         1,927
  Distribution fees ..........................................................        15          106         103           115
  Custodian and Fund accounting fees .........................................        86          108          66            68
  Legal fees .................................................................         2           18          16            16
  Audit fees .................................................................         2           17          13            12
  Trustees' fees and expenses ................................................         2           16          12            14
  Reports to shareholders ....................................................        26          132          76            71
  Miscellaneous ..............................................................        --           --          --             2
                                                                                ---------   ----------  ----------    ----------
    Total expenses before reimbursements and reductions ......................       514        2,402       2,128         2,225
    Less reductions ..........................................................       (11)          --         (20)         (114)
    Less expense reimbursements ..............................................        --           --          --            --
                                                                                ---------   ----------  ----------    ----------
    Total expenses net of expense reimbursements and reductions ..............       503        2,402       2,108         2,111
                                                                                ---------   ----------  ----------    ----------
NET INVESTMENT INCOME (LOSS) .................................................        78       (1,020)     (1,593)          (49)
                                                                                ---------   ----------  ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments sold ...............................    (1,273)     (55,663)     15,606        11,211
  Net realized loss on futures contracts .....................................        --           --          --            --
  Net realized gain (loss) on foreign currency transactions ..................      (128)         (34)         --            --
  Net realized gain on written options contracts .............................        --           --          --            --
  Net change in unrealized appreciation (depreciation) of investments ........      (404)     (27,820)    (61,492)      (38,737)
  Net change in unrealized depreciation of assets and liabilities in
      foreign currency .......................................................        (2)          --          --            --
                                                                                ---------   ----------  ----------    ----------
NET GAIN (LOSS) ON INVESTMENTS ...............................................    (1,807)     (83,517)    (45,886)      (27,526)
                                                                                ---------   ----------  ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............  $ (1,729)   $ (84,537)  $ (47,479)    $ (27,575)
                                                                                =========   ==========  ==========    ==========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                           Allmerica Investment Trust

                                                                                                    Select
   Select        Select      Select       Core      Equity    Select Growth       Select       Investment Grade  Government   Money
International    Growth     Strategic    Equity      Index     and Income    Strategic Income       Income          Bond     Market
  Fuity Fund      Fund     Growth Fund    Fund       Fund         Fund             Fund              Fund           Fund      Fund
---------------------------------------------------------------------------------------------  -------------------------------------
$           3  $      117  $         7  $      21  $      14  $          31  $          1,904  $         19,054  $    3,451  $ 6,652
        6,941       2,622           --      3,858      3,420          3,646                --                --          --       --
          149          35           --         26         20             22                --                55          24       --
         (879)         (6)          --         --        (17)           (11)               --                --          --       --
-------------  ----------  -----------  ---------  ---------  -------------  ----------------  ----------------  ----------  -------
        6,214       2,768            7      3,905      3,437          3,688             1,904            19,109       3,475    6,652
-------------  ----------  -----------  ---------  ---------  -------------  ----------------  ----------------  ----------  -------

        1,996       2,450          127      1,712        697          1,874               221             1,230         288      878
          112         143            7        142        120            127                23               154          30      148
          174          82           31         91         85             80                60                98          32      101
           17          23            2         23         18             22                 3                22           5        5
           14          21            1         21         15             20                 1                14           3       12
           14          20            1         20         14             17                 2                18           3        9
           97         121           18        119         88            101                 5                75          16       18
            3           3           --          3          7              2                --                 3          --        4
-------------  ----------  -----------  ---------  ---------  -------------  ----------------  ----------------  ----------  -------
        2,427       2,863          187      2,131      1,044          2,243               315             1,614         377    1,175
          (25)       (132)          (1)      (166)       (19)            --                --                --          --       --
           --          --           (7)        --         --             --                --                --          --       --
-------------  ----------  -----------  ---------  ---------  -------------  ----------------  ----------------  ----------  -------
        2,402       2,731          179      1,965      1,025          2,243               315             1,614         377    1,175
-------------  ----------  -----------  ---------  ---------  -------------  ----------------  ----------------  ----------  -------
        3,812          37         (172)     1,940      2,412          1,445             1,589            17,495       3,098    5,477
-------------  ----------  -----------  ---------  ---------  -------------  ----------------  ----------------  ----------  -------

      (34,502)    (31,207)      (9,753)   (37,089)    (3,256)       (35,670)              730            (5,045)       (851)      34
           --          --           --         --       (293)          (709)             (211)               --          --       --
          455          --           --         --         --             --               (60)               --          --       --
           --          --           --         --         --             --               214                --          --       --
       17,390     (84,093)      (2,396)   (62,563)   (68,795)       (54,918)              472             3,272       1,841       --
       (2,083)         --           --         --         --             --              (351)               --          --       --
-------------  ----------  -----------  ---------  ---------  -------------  ----------------  ----------------  ----------  -------
      (18,740)   (115,300)     (12,149)   (99,652)   (72,344)       (91,297)              794            (1,773)        990       34
-------------  ----------  -----------  ---------  ---------  -------------  ----------------  ----------------  ----------  -------
$     (14,928) $ (115,263) $   (12,321) $ (97,712) $ (69,932) $     (89,852) $          2,383  $         15,722  $    4,088  $ 5,511
=============  ==========  ===========  =========  =========  =============  ================  ================  ==========  =======

------------------------------------------------

                           Allmerica Investment Trust

                 STATEMENTS OF CHANGES IN NET ASSETS (in 000's)
--------------------------------------------------------------------------------

                                                           Select Emerging                Select Aggressive
                                                            Markets Fund                     Growth Fund
------------------------------------------------------------------------------------------------------------------
                                                   Six Months Ended   Year Ended    Six Months Ended   Year Ended
                                                    June 30, 2002    December 31,    June 30, 2002    December 31,
                                                     (Unaudited)         2001         (Unaudited)         2001
------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of period................. $         50,888  $      48,786  $        516,676  $    858,759
                                                   ----------------  -------------  ----------------  ------------

Increase (decrease) in net assets resulting
from operations:
    Net investment income (loss)..................               78            198            (1,020)       (2,064)
    Net realized gain (loss) on investments
    sold and foreign currency transactions........           (1,401)       (17,190)          (55,697)     (315,107)
    Net change in unrealized appreciation
    (depreciation) of investments and assets
    and liabilities in foreign currency...........             (406)        12,782           (27,820)      140,297
                                                   ----------------  -------------  ----------------  ------------
    Net increase (decrease) in net assets
    resulting from operations.....................           (1,729)        (4,210)          (84,537)     (176,874)
                                                   ----------------  -------------  ----------------  ------------

Distributions to shareholders from:
    Net investment income.........................               --             --                --            --
    Net realized gain on investments..............               --             --                --      (140,011)
                                                   ----------------  -------------  ----------------  ------------
      Total distributions.........................               --             --                --      (140,011)
                                                   ----------------  -------------  ----------------  ------------

Capital share transactions:
    Net proceeds from sales of shares.............           18,896         97,076             8,557       162,757
    Value of shares issued in exchange for the
    net assets of The Fulcrum Trust Global
    Interactive/Telecom Portfolio (Note 9)........               --             --                --            --
    Value of shares issued in exchange for the
    net assets of The Fulcrum Trust
    International Growth Portfolio (Note 9).......               --             --                --            --
    Issued to shareholders in reinvestment of
    distributions.................................               --             --                --       140,011
    Cost of shares repurchased....................          (12,641)       (90,764)          (51,432)     (327,966)
                                                   ----------------  -------------  ----------------  ------------
      Net increase (decrease) from capital
      share transactions..........................            6,255          6,312           (42,875)      (25,198)
                                                   ----------------  -------------  ----------------  ------------
      Total increase (decrease) in net assets.....            4,526          2,102          (127,412)     (342,083)
                                                   ----------------  -------------  ----------------  ------------

NET ASSETS at end of period....................... $         55,414  $      50,888  $        389,264  $    516,676
                                                   ================  =============  ================  ============

Undistributed (distribution in excess of) net
investment income (loss).......................... $             75  $          (3) $         (1,030) $        (10)
                                                   ================  =============  ================  ============

OTHER INFORMATION:
Share Transactions:
    Sold..........................................           24,715        123,097             7,217        89,064
    Issued in exchange for the shares of The
    Fulcrum Trust Global Interactive/Telecom
    Portfolio (Note 9)............................               --             --                --            --
    Issued in exchange for the shares of The
    Fulcrum Trust International Growth
    Portfolio (Note 9)............................               --             --                --            --
    Issued to shareholders in reinvestment of
    distributions.................................               --             --                --       110,072
    Repurchased...................................          (16,657)      (113,927)          (44,149)     (191,852)
                                                   ----------------  -------------  ----------------  ------------
      Net increase (decrease) in shares
      outstanding.................................            8,058          9,170           (36,932)        7,284
                                                   ================  =============  ================  ============

                                                              Select Capital
                                                            Appreciation Fund
--------------------------------------------------------------------------------------
                                                    Six Months Ended     Year Ended
                                                     June 30, 2002      December 31,
                                                      (Unaudited)           2001
--------------------------------------------------------------------------------------
NET ASSETS at beginning of period.................  $        435,864  $        510,483
                                                    ----------------  ----------------

Increase (decrease) in net assets resulting
from operations:
    Net investment income (loss)..................            (1,593)           (2,276)
    Net realized gain (loss) on investments
    sold and foreign currency transactions........            15,606            (9,448)
    Net change in unrealized appreciation
    (depreciation) of investments and assets
    and liabilities in foreign currency...........           (61,492)            2,054
                                                    ----------------  ----------------
    Net increase (decrease) in net assets
    resulting from operations.....................           (47,479)           (9,670)
                                                    ----------------  ----------------

Distributions to shareholders from:
    Net investment income.........................                --                --
    Net realized gain on investments..............                --           (33,056)
                                                    ----------------  ----------------
      Total distributions.........................                --           (33,056)
                                                    ----------------  ----------------

Capital share transactions:
    Net proceeds from sales of shares.............            12,100            16,905
    Value of shares issued in exchange for the
    net assets of The Fulcrum Trust Global
    Interactive/Telecom Portfolio (Note 9)........                --             3,008
    Value of shares issued in exchange for the
    net assets of The Fulcrum Trust
    International Growth Portfolio (Note 9).......                --                --
    Issued to shareholders in reinvestment of
    distributions.................................                --            33,056
    Cost of shares repurchased....................           (16,518)          (84,862)
                                                    ----------------  ----------------
      Net increase (decrease) from capital
      share transactions..........................            (4,418)          (31,893)
                                                    ----------------  ----------------
      Total increase (decrease) in net assets.....           (51,897)          (74,619)
                                                    ----------------  ----------------

NET ASSETS at end of period.......................  $        383,967  $        435,864
                                                    ================  ================

Undistributed (distribution in excess of) net
investment income (loss)..........................  $         (1,593) $             --
                                                    ================  ================

OTHER INFORMATION:
Share Transactions:
    Sold..........................................             6,437             8,465
    Issued in exchange for the shares of The
    Fulcrum Trust Global Interactive/Telecom
    Portfolio (Note 9)............................                --             1,536
    Issued in exchange for the shares of The
    Fulcrum Trust International Growth
    Portfolio (Note 9)............................                --                --
    Issued to shareholders in reinvestment of
    distributions.................................                --            17,601
    Repurchased...................................            (8,890)          (43,476)
                                                    ----------------  ----------------
      Net increase (decrease) in shares
      outstanding.................................            (2,453)          (15,874)
                                                    ================  ================

                       See Notes to Financial Statements.
                    ------------------------------------------------------------
F-56

                           Allmerica Investment Trust

          Select Value                Select International               Select Growth                  Select Strategic
        Opportunity Fund                  Equity Fund                         Fund                        Growth Fund
 ------------------------------------------------------------------------------------------------------------------------------
 Six Months Ended   Year Ended   Six Months Ended   Year Ended   Six Months Ended   Year Ended   Six Months Ended   Year Ended
  June 30, 2002    December 31,   June 30, 2002    December 31,   June 30, 2002    December 31,   June 30, 2002    December 31,
   (Unaudited)         2001        (Unaudited)         2001        (Unaudited)         2001        (Unaudited)         2001
 ------------------------------------------------------------------------------------------------------------------------------
 $        440,335  $    397,541  $        460,006  $    679,128  $        660,893  $  1,040,237  $         35,178  $     37,522
 ----------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------



              (49)        2,569             3,812         5,303                37           925              (172)         (241)

           11,211        37,797           (34,047)       (7,932)          (31,207)     (145,942)           (9,753)      (11,541)


          (38,737)        8,248            15,307      (133,038)          (84,093)     (101,668)           (2,396)          235
 ----------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------

          (27,575)       48,614           (14,928)     (135,667)         (115,263)     (246,685)          (12,321)      (11,547)
 ----------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------


               --        (2,475)               --        (8,202)               --            --                --            --
               --       (41,813)               --       (95,437)               --       (39,916)               --            --
 ----------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------
               --       (44,288)               --      (103,639)               --       (39,916)               --            --
 ----------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------


           39,907        50,499           106,749       957,473             7,339        38,586             4,207        14,258


               --            --                --            --                --            --                --            --


               --            --                --         1,075                --            --                --            --

               --        44,288                --       103,639                --        39,916                --            --
          (21,958)      (56,319)         (111,340)   (1,042,003)          (34,756)     (171,245            (2,289)       (5,055)
 ----------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------

           17,949        38,468            (4,591)       20,184           (27,417)      (92,743             1,918         9,203
 ----------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------
           (9,626)       42,794           (19,519)     (219,122)         (142,680)     (379,344           (10,403)       (2,344)
 ----------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------

 $        430,709  $    440,335  $        440,487  $    460,006  $        518,213  $    660,893  $         24,775  $     35,178
 ================  ============  ================  ============  ================  ============  ================  ============


 $          2,520  $      2,569  $          9,586  $      5,774  $            962  $        925  $           (172) $         --
 ================  ============  ================  ============  ================  ============  ================  ============



           19,770        25,521            99,814       708,162             4,938        19,929            10,361        27,508


               --            --                --            --                --            --                --            --


               --            --                --           970                --            --                --            --

               --        23,520                --        88,353                --        24,221                --            --
          (10,983)      (29,141)         (103,378)     (765,439)          (24,403)      (94,762)           (5,796)       (9,632)
 ----------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------

            8,787        19,900            (3,564)       32,046           (19,465)      (50,612)            4,565        17,876
 ================  ============  ================  ============  ================  ============  ================  ============

-------------------------------------------------

                           Allmerica Investment Trust

                 STATEMENTS OF CHANGES IN NET ASSETS (in 000'S)

-----------------------------------------------------------------------------------------------------------------
                                                                Core Equity                     Equity Index
                                                                   Fund                            Fund
-----------------------------------------------------------------------------------------------------------------
                                                   Six Months Ended   Year Ended   Six Months Ended   Year Ended
                                                    June 30, 2002    December 31,    June 30, 2002   December 31,
                                                     (Unaudited)        2001          (Unaudited)        2001
-----------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of period ................  $     673,753    $    924,904  $        517,315  $    599,266
                                                    ---------------  ------------  ----------------  ------------

Increase (decrease) in net assets
resulting from operations:
    Net investment income ........................            1,940         5,771             2,412         5,483
    Net realized gain (loss) on investments
    sold, written option contracts and futures
    contracts ....................................          (37,089)     (119,107)           (3,549)       24,341
    Net change in unrealized appreciation
    (depreciation) of investments, written option
    contracts and futures contracts ..............          (62,563)      (38,655)          (68,795)     (103,383)
                                                    ---------------  ------------  ----------------  ------------
    Net increase (decrease) in net assets
    resulting from operations.....................          (97,712)     (151,991)          (69,932)      (73,559)
                                                    ---------------  ------------  ----------------  ------------

Distributions to shareholders from:
    Net investment income ........................           (2,178)       (5,575)           (2,591)       (5,327)
    Net realized gain oninvestments ..............               --      (198,019)               --       (29,644)
                                                    ---------------  ------------  ----------------  ------------
      Total distributions ........................           (2,178)     (203,594)           (2,591)      (34,971)
                                                    ---------------  ------------  ----------------  ------------

Capital share transactions:
    Net proceeds from sales of shares ............              312         6,469            20,833        39,201
    Value of shares issued in exchange for the
    net assets of The Fulcrum Trust Growth
    Portfolio (Note 9) ...........................               --            --                --            --
    Issued to shareholders in reinvestment of
    distributions ................................            2,178       203,594             2,591        34,971
    Cost of shares repurchased ...................          (51,788)     (105,629)          (22,224)      (47,593)
                                                    ---------------  ------------  ----------------  ------------
      Net increase (decrease) from capital
      share transactions .........................          (49,298)      104,434             1,200        26,579
                                                    ---------------  ------------  ----------------  ------------
      Total increase (decrease)  in net assets ...         (149,188)     (251,151)          (71,323)      (81,951)
                                                    ---------------  ------------  ----------------  ------------

NET ASSETS at end of period ......................  $       524,565  $    673,753  $        445,992  $    517,315
                                                    ===============  ============  ================  ============

Undistributed (distribution in excess of) net
investment income (loss) .........................  $           (34) $        204  $            (15) $        164
                                                    ===============  ============  ================  ============

OTHER INFORMATION:
Share transactions:
    Sold .........................................              203         2,802             7,849        13,035
    Issued in exchange for the shares of The
    Fulcrum Trust Growth Portfolio(Note 9) .......               --            --                --            --
    Issued to shareholders in reinvestment of
    distributions ................................            1,440       117,494             1,019        12,483
    Repurchased ..................................          (33,742)      (51,794)           (8,824)      (16,673)
                                                    ---------------  ------------  ----------------  ------------
      Net increase (decrease) in shares
      outstanding ................................          (32,099)       68,502                44         8,845
                                                    ===============  ============  ================  ============
------------------------------------------------------------------------------------
                                                                Select Growth and
                                                                  Income Fund
------------------------------------------------------------------------------------
                                                    Six Months Ended     Year Ended
                                                     June 30, 2002      December 31,
                                                      (Unaudited)           2001
------------------------------------------------------------------------------------
NET ASSETS at beginning of period ................  $        609,818  $      809,262
                                                    ----------------  --------------

Increase (decrease) in net assets
resulting from operations:
    Net investment income ........................             1,445           3,833
    Net realized gain (loss) on investments
    sold, written option contracts and futures
    contracts ....................................           (36,379)        (75,063)
    Net change in unrealized appreciation
    (depreciation) of investments, written option
    contracts and futures contracts ..............           (54,918)        (22,032)
                                                    ----------------  --------------
    Net increase (decrease) in net assets
    resulting from operations.....................           (89,852)        (93,262)
                                                    ----------------  ---------------

Distributions to shareholders from:
    Net investment income ........................            (1,639)         (3,691)
    Net realized gain oninvestments ..............                --              --
                                                    ----------------  ---------------
      Total distributions ........................            (1,639)         (3,691)
                                                    ----------------  ---------------

Capital share transactions:
    Net proceeds from sales of shares ............             4,730          10,888
    Value of shares issued in exchange for the
    net assets of The Fulcrum Trust Growth
    Portfolio (Note 9) ...........................                --           1,958
    Issued to shareholders in reinvestment of
    distributions ................................             1,639           3,691
    Cost of shares repurchased ...................           (58,164)       (119,028)
                                                    ----------------  --------------
      Net increase (decrease) from capital
      share transactions .........................           (51,795)       (102,491)
                                                    ----------------  --------------
      Total increase (decrease)  in net assets ...          (143,286)       (199,444)
                                                    ----------------  --------------

NET ASSETS at end of period ......................  $        466,532  $      609,818
                                                    ================  ==============

Undistributed (distribution in excess of) net
investment income (loss) .........................  $            (33) $          161
                                                    ================  ==============

OTHER INFORMATION:
Share transactions:
    Sold .........................................             3,871           6,671
    Issued in exchange for the shares of The
    Fulcrum Trust Growth Portfolio(Note 9) .......                --           1,544
    Issued to shareholders in reinvestment of
    distributions ................................             1,414           2,978
    Repurchased ..................................           (49,146)        (91,147)
                                                    ----------------  --------------
      Net increase (decrease) in shares
      outstanding ................................           (43,861)        (79,954)
                                                    ================  ==============

                       See Notes to Financial Statements.
                       ---------------------------------------------------------
F-58

                           Allmerica Investment Trust

        Select Stratetic               Select Investment                   Government                        Money
          Income Fund                  Grade Income Fund                   Bond Fund                      Market Fund
-----------------------------------------------------------------------------------------------  ------------------------------
 Six Months Ended   Year Ended   Six Months Ended   Year Ended   Six Months Ended   Year Ended   Six Months Ended   Year Ended
  June 30, 2002    December 31,   June 30, 2002    December 31,   June 30, 2002    December 31,   June 30, 2002    December 31,
   (Unaudited)         2001        (Unaudited)         2001        (Unaudited)         2001        (Unaudited)         2001
-----------------------------------------------------------------------------------------------  ------------------------------
  $        54,481  $     16,617  $        571,582  $    445,609  $        116,514  $     78,531  $        604,657  $    457,912
  ---------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------



            1,589         1,104            17,495        30,307             3,098         4,607             5,477        21,323


              673           625            (5,045)        9,342              (851)        2,830                34           189


              121          (393)            3,272          (732)            1,841          (314)               --            --
  ---------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------

            2,383         1,336            15,722        38,917             4,088         7,123             5,511        21,512
  ---------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------


           (1,243)       (1,144)          (17,498)      (30,911)           (2,753)       (5,195)           (5,477)      (21,323)
               --          (869)               --            --                --            --                --            --
  ---------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------
           (1,243)       (2,013)          (17,498)      (30,911)           (2,753)       (5,195)           (5,477)      (21,323)
  ---------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------


           45,340        37,550            58,971       120,387            18,552        44,015           508,252     2,258,192


               --            --                --            --                --            --                --            --

            1,243         2,013            17,498        30,911             2,753         5,195             5,477        21,323
             (251)       (1,022)          (25,968)      (33,331)          (11,918)      (13,155)         (509,183)   (2,132,959)
  ---------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------

           46,332        38,541            50,501       117,967             9,387        36,055             4,546       146,556
  ---------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------
           47,472        37,864            48,725       125,973            10,722        37,983             4,580       146,745
  ---------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------

  $       101,953  $     54,481  $        620,307  $    571,582  $        127,236  $    116,514  $        609,237  $    604,657
  ===============  ============  ================  ============  ================  ============  ================  ============


  $           297  $        (49) $            538  $        541  $            143  $       (202) $             --  $         --
  ===============  ============  ================  ============  ================  ============  ================  ============



           43,000        35,194            53,126       108,670            16,999        40,871           508,252     2,258,192

               --            --                --            --                --            --                --            --

            1,186         1,930            16,001        28,034             2,563         4,854             5,477        21,323
             (237)         (967)          (23,417)      (30,103)          (11,030)      (12,221)         (509,183)   (2,132,959)
  ---------------  ------------  ----------------  ------------  ----------------  ------------  ----------------  ------------

           43,949        36,157            45,710       106,601             8,532        33,504             4,546       146,556
  ===============  ============  ================  ============  ================  ============  ================  ============

---------------------------------------------------
                                                                            F-59

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                               Income from Investment Operations                  Less Distributions/(f)/
                        -----------------------------------------------  ----------------------------------------
                                               Net Realized                                                           Net
                           Net                     and                               Distributions                  Increase
                          Asset       Net       Unrealized                 Dividends   from Net                    (Decrease)
                          Value    Investment  Gain (Loss)   Total From    from Net    Realized                        in
 Year Ended             Beginning    Income         on       Investment   Investment   Capital         Total       Net Asset
December 31,            of Period  (Loss)/(2)/ Investments   Operations     Income      Gains      Distributions     Value
------------            ---------  ----------  ------------  ----------  ---------- -------------  -------------  ----------
   Select Emerging
  Markets Fund/(1)/
       2002/(e)/         $0.717     $ 0.001      $(0.017)     $(0.016)    $    --       $    --        $    --      $(0.016)
       2001               0.789       0.003       (0.075)      (0.072)         --            --             --       (0.072)
       2000               1.292      (0.003)      (0.477)      (0.480)     (0.002)       (0.021)        (0.023)      (0.503)
       1999               0.784       0.001        0.513        0.514      (0.006)           --         (0.006)       0.508
       1998/(d)/          1.000       0.006       (0.221)      (0.215)     (0.001)           --         (0.001)      (0.216)
 Select Aggressive
  Growth Fund/(1)/
       2002/(e)/         $1.251     $(0.003)     $(0.213)     $(0.216)    $    --       $    --        $    --      $(0.216)
       2001               2.117      (0.005)      (0.446)      (0.451)         --        (0.415)        (0.415)      (0.866)
       2000               3.411      (0.011)      (0.667)      (0.678)         --        (0.616)        (0.616)      (1.294)
       1999               2.460      (0.012)       0.963        0.951          --            --             --        0.951
       1998               2.225      (0.008)       0.243        0.235          --            --             --        0.235
       1997               2.037      (0.009)       0.387        0.378          --        (0.190)        (0.190)       0.188
   Select Capital
Appreciation Fund/(1)/
       2002/(e)/         $1.940     $(0.007)     $(0.205)     $(0.212)    $    --       $    --        $    --      $(0.212)
       2001               2.122      (0.010)      (0.019)      (0.029)         --        (0.153)        (0.153)      (0.182)
       2000               2.053      (0.008)       0.147        0.139          --        (0.070)        (0.070)       0.069
       1999               1.640      (0.007)       0.423        0.416          --        (0.003)        (0.003)       0.413
       1998               1.698      (0.006)       0.241        0.235          --        (0.293)        (0.293)      (0.058)
       1997               1.485      (0.005)       0.218        0.213          --            --             --        0.213
    Select Value
Opportunity Fund/(1)/
       2002/(e)/         $1.975     $(0.001)     $(0.116)     $(0.117)    $    --       $    --        $    --      $(0.117)
       2001               1.958       0.012        0.225        0.237      (0.012)       (0.208)        (0.220)       0.017
       2000               1.521       0.012        0.446        0.458      (0.006)       (0.015)        (0.021)       0.437
       1999               1.686       0.006       (0.077)      (0.071)         --        (0.094)        (0.094)      (0.165)
       1998               1.626       0.014        0.066        0.080      (0.014)       (0.006)        (0.020)       0.060
       1997               1.511       0.010        0.364        0.374      (0.010)       (0.249)        (0.259)       0.115
Select International
     Equity Fund
       2002/(e)/         $1.113     $ 0.009      $(0.047)     $(0.038)    $    --       $    --        $    --      $(0.038)
       2001               1.781       0.018       (0.385)      (0.367)     (0.024)       (0.277)        (0.301)      (0.668)
       2000               2.031       0.013       (0.191)      (0.178)     (0.009)       (0.063)        (0.072)      (0.250)
       1999               1.542       0.012        0.477        0.489          --            --             --        0.489
       1998               1.341       0.014        0.207        0.221      (0.020)           --         (0.020)       0.201
       1997               1.356       0.015        0.049        0.064      (0.033)       (0.046)        (0.079)      (0.015)

______________________________
*    Annualized.
**   Not Annualized.
(a)  Including reimbursements, waivers, and reductions.
(b) Excluding reductions. Certain Portfolios have entered varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(c)  Excluding reimbursements and reductions.
(d)  For the period ended December 31, 1998.
(e)  For the six months ended June 30, 2002 (Unaudited).
(f) Certain prior year amounts have been reclassified to conform to current presentation.
(1) The Select Emerging Markets Fund commenced operations on February 20, 1998. The Select Aggressive Growth Fund changed sub-advisers on June 1, 2001. The Select Capital Appreciation Fund changed sub-advisers on April 1, 1998.
(2) Net investment income (loss) per share before reimbursements of fees by the investment adviser or reductions were less than $0.002 in 2001, $(0.004) in 2000, $0.000 in 1999 and $0.004 in 1998 for Select Emerging Markets Fund; less than $(0.005) for 2001, $(0.012) in 2000, $(0.013) in 1999, $(0.009)
     in 1998 and $(0.010) in 1997 for Select Aggressive Growth Fund; $(0.010) in 2001, less than $(0.008) in 2000, less than $(0.007) in 1999 and less than $(0.006) in 1998 for Select Capital Appreciation Fund; $0.011 in 2001, $0.011 in 2000, $0.005 in 1999, $0.013 in 1998 and $0.009 in 1997 for
     Select Value Opportunity Fund; and $0.024 in 2001, less than $0.013 in 2000, $0.011 in 1999, less than $0.014 in 1998 and less than $0.015 in 1997 for Select International Equity Fund.

                       See Notes to Financial Statements.
                       ---------------------------------------------------------

                           Allmerica Investment Trust

                                             Ratios/Supplemental Data
           -------------------------------------------------------------------------------------------
                                                          Ratios to Average Net Assets
Net Asset                Net Assets   ----------------------------------------------------------------
  Value                    End of          Net                                                          Portfolio
 End of     Total          Period      Investment         Operating Expenses         Management Fee     Turnover
 Period     Return         (000'S)    Income (Loss)    (a)       (b)       (c)       Gross      Net       Rate
---------  --------      -----------  -------------  --------  --------  --------  ---------  --------  ---------


 $0.701      (2.23)%**   $   55,414          0.28%*    1.78%*    1.82%*    1.82%*     1.35%*    1.35%*       71%**
  0.717      (9.13)%         50,888          0.41%     1.59%     1.69%     1.69%      1.35%     1.35%       115%
  0.789     (37.22)%         48,786         (0.47)%    1.84%     1.89%     1.89%      1.35%     1.35%        96%
  1.292      65.72%          50,452          0.25%     1.88%     1.92%     1.92%      1.35%     1.35%        60%
  0.784     (21.46)%**       20,873          0.96%*    2.19%*    2.19%*    2.54%*     1.35%*    1.00%*       62%**


 $1.035     (17.27)%**   $  389,264         (0.45)%*   1.05%*    1.05%*    1.05%*     0.88%*    0.88%*       82%**
  1.251     (21.60)%        516,676         (0.32)%    0.87%     0.90%     0.90%      0.83%     0.83%       207%
  2.117     (24.54)%        858,759         (0.44)%    0.81%     0.83%     0.83%      0.78%     0.78%       125%
  3.411      38.66%       1,015,699         (0.46)%    0.88%     0.91%     0.91%      0.85%     0.85%       101%
  2.460      10.56%         752,741         (0.36)%    0.92%     0.95%     0.95%      0.88%     0.88%        99%
  2.225      18.71%         604,123         (0.45)%    0.99%     1.04%     1.04%      0.95%     0.95%        95%


 $1.728     (10.93)%**   $  383,967         (0.76)%*   1.01%*    1.02%*    1.02%*     0.88%*    0.88%*       22%**
  1.940      (1.14)%        435,864         (0.51)%    0.93%     0.94%     0.94%      0.88%     0.88%        44%
  2.122       6.81%         510,483         (0.38)%    0.93%     0.94%     0.94%      0.87%     0.87%        53%
  2.053      25.36%         417,087         (0.42)%    0.98%     0.98%     0.98%      0.91%     0.91%        61%
  1.640      13.88%         310,582         (0.47)%    1.02%     1.04%     1.04%      0.94%     0.94%       141%
  1.698      14.28%         240,526         (0.38)%    1.13%     1.13%     1.13%      0.98%     0.98%       133%


 $1.858      (5.92)%**   $  430,709         (0.02)%*   0.94%*    0.99%*    0.99%*     0.86%*    0.86%*       53%**
  1.975      12.70%         440,335          0.63%     0.87%     0.92%     0.92%      0.87%     0.87%        97%
  1.958      30.40%         397,541          0.71%     0.87%     0.94%     0.94%      0.88%     0.88%        22%
  1.521      (4.70)%        308,331          0.43%     0.88%     0.97%     0.97%      0.90%     0.90%        98%
  1.686       4.87%         268,405          0.95%     0.94%     0.98%     0.99%      0.91%     0.90%        73%
  1.626      24.85%         202,139          0.73%     0.98%     1.04%     1.06%      0.92%     0.90%       110%


 $1.075      (3.41)%**   $  440,487          1.72%*    1.08%*    1.09%*    1.09%*     0.90%*    0.90%*        9%**
  1.113     (21.43)%        460,006          0.97%     0.99%     1.01%     1.01%      0.89%     0.89%        26%
  1.781      (9.03)%        679,128          0.77%     0.98%     0.99%     0.99%      0.88%     0.88%        24%
  2.031      31.71%         679,341          0.69%     1.01%     1.02%     1.02%      0.89%     0.89%        18%
  1.542      16.48%         505,553          0.99%     1.01%     1.02%     1.02%      0.90%     0.90%        27%
  1.341       4.65%         397,915          1.17%     1.15%     1.17%     1.17%      0.97%     0.97%        20%


                       See Notes to Financial Statements.
---------------------------------------------------------

                           Allmerica Investment Trust

      FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
      ---------------------------------------------------------------------

                                 Income from Investment Operations                  Less Distributions/(f)/
                          -----------------------------------------------  ----------------------------------------
                                                   Net Realized                                                              Net
                             Net                       and                                  Distributions                  Increase
                            Asset       Net         Unrealized               Dividends        from Net                    (Decrease)
                            Value    Investment    Gain (Loss)   Total from   from Net        Realized                        in
 Year Ended               Beginning    Income           on       Investment  Investment        Capital         Total      Net Asset
December 31,              of Period  (Loss)/(2)/   Investments   Operations    Income           Gains      Distributions    Value
------------              ---------  ----------    ------------  ----------  ----------     -------------  -------------  ----------
Select Growth Fund
      2002/(e)/             $1.576     $    --/(3)/   $(0.280)     $(0.280)    $    --          $    --        $    --      $(0.280)
      2001                   2.214       0.002         (0.545)      (0.543)         --           (0.095)        (0.095)      (0.638)
      2000                   3.049      (0.001)        (0.489)      (0.490)         --           (0.345)        (0.345)      (0.835)
      1999                   2.428      (0.002)         0.709        0.707      (0.001)          (0.085)        (0.086)       0.621
      1998                   1.811       0.002          0.638        0.640          --/(4)/      (0.023)        (0.023)       0.617
      1997                   1.430       0.006          0.480        0.486      (0.006)          (0.099)        (0.105)       0.381
Select Strategic Growth
      Fund/(1)/
      2002/(e)/             $0.483     $(0.002)       $(0.161)     $(0.163)    $    --          $    --        $    --      $(0.163)
      2001                   0.683      (0.003)        (0.197)      (0.200)         --               --             --       (0.200)
      2000                   1.126      (0.003)        (0.411)      (0.414)         --/(4)/      (0.029)        (0.029)      (0.443)
      1999                   0.973       0.003          0.153        0.156      (0.003)              --         (0.003)       0.153
      1998/(d)/              1.000       0.002         (0.027)      (0.025)     (0.002)              --         (0.002)      (0.027)
Core Equity Fund/(1)/
      2002/(e)/             $1.633     $ 0.005        $(0.253)     $(0.248)    $(0.006)         $    --        $(0.006)     $(0.254)
      2001                   2.689       0.016         (0.439)      (0.423)     (0.015)          (0.618)        (0.633)      (1.056)
      2000                   3.310       0.016         (0.295)      (0.279)     (0.017)          (0.325)        (0.342)      (0.621)
      1999                   2.825       0.020          0.779        0.799      (0.020)          (0.294)        (0.314)       0.485
      1998                   2.416       0.028          0.436        0.464      (0.028)          (0.027)        (0.055)       0.409
      1997                   2.333       0.039          0.540        0.579      (0.038)          (0.458)        (0.496)       0.083
Equity Index Fund
      2002/(e)/             $2.715     $ 0.013        $(0.374)     $(0.361)    $(0.014)         $    --        $(0.014)     $(0.375)
      2001                   3.299       0.030         (0.422)      (0.392)     (0.029)          (0.163)        (0.192)      (0.584)
      2000                   4.060       0.032         (0.362)      (0.330)     (0.034)          (0.397)        (0.431)      (0.761)
      1999                   3.408       0.036          0.656        0.692      (0.035)          (0.005)        (0.040)       0.652
      1998                   2.753       0.035          0.741        0.776      (0.034)          (0.087)        (0.121)       0.655
      1997                   2.165       0.034          0.664        0.698      (0.033)          (0.077)        (0.110)       0.588
Select Growth and
 Income Fund/(1)/
      2002/(e)/             $1.253     $ 0.004        $(0.199)     $(0.195)    $(0.004)         $    --        $(0.004)     $(0.199)
      2001                   1.428       0.007         (0.175)      (0.168)     (0.007)              --         (0.007)      (0.175)
      2000                   1.933       0.012         (0.190)      (0.178)     (0.013)          (0.314)        (0.327)      (0.505)
      1999                   1.779       0.022          0.298        0.320      (0.021)          (0.145)        (0.166)       0.154
      1998                   1.552       0.020          0.233        0.253      (0.020)          (0.006)        (0.026)       0.227
      1997                   1.405       0.020          0.293        0.313      (0.020)          (0.146)        (0.166)       0.147

------------------
*    Annualized.
**   Not Annualized.
(a)  Including reimbursements and reductions.
(b) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(c)  Excluding reimbursements and reductions.
(d)  For the period ended December 31, 1998.
(e)  For the six months ended June 30, 2002 (Unaudited).
(f) Certain prior year amounts have been reclassified to conform to current presentation.
(1) The Select Strategic Growth Fund commenced operations on February 20, 1998 and changed sub-advisers on April 1, 2000. The Core Equity Fund changed sub-advisers on May 1, 2002. The Select Growth and Income Fund changed sub-advisers on April 1, 1999.
(2) Net investment income (loss) per share before reimbursement of fees by the investment adviser or reductions were $0.001 in 2001, $(0.002) in 2000, $(0.003) in 1999, $0.001 in 1998, and less than $0.006 in 1997 for Select
     Growth Fund; $(0.003) in 2001, less than $(0.003) in 2000, less than $0.003 in 1999 and $(0.001) in 1998 for Select Strategic Growth Fund; $0.014 in 2001, $0.015 in 2000, $0.019 in 1999, $0.027 in 1998, and $0.038 in 1997
     for Core Equity Fund; $0.029 in 2001 and less than $0.032 in 2000 for Equity Index Fund; and $0.007 in 2001, less than $0.012 in 2000, less than $0.022 in 1999, $0.019 in 1998, and $0.019 in 1997 for Select Growth and
     Income.
(3)  Investment income is less than $0.0005.
(4)  Dividends from net investment income are less than $0.0005.

                       See Notes to Financial Statements.
                       ---------------------------------------------------------

                           Allmerica Investment Trust

                                            Ratios/Supplemental Data
           -------------------------------------------------------------------------------------------
                                                        Ratios To Average Net Assets
Net Asset                Net Assets   ----------------------------------------------------------------
  Value                    End of          Net                                                          Portfolio
 End of     Total          Period      Investment         Operating Expenses         Management Fee     Turnover
 Period     Return         (000'S)    Income (Loss)    (a)       (b)       (c)       Gross      Net       Rate
---------  --------      -----------  -------------  --------  --------  --------  ---------  --------  ---------

 $1.296     (17.77)%**   $  518,213          0.01%*    0.91%*    0.95%*    0.95%*     0.81%*    0.81%*       78%**
  1.576     (24.71)%        660,893          0.12%     0.78%     0.85%     0.85%      0.79%     0.79%        91%
  2.214     (17.79)%      1,040,237         (0.05)%    0.80%     0.81%     0.81%      0.76%     0.76%        79%
  3.049      29.80%       1,216,365         (0.08)%    0.81%     0.83%     0.83%      0.78%     0.78%        84%
  2.428      35.44%         815,390          0.08%     0.85%     0.87%     0.87%      0.82%     0.82%        86%
  1.811      34.06%         470,356          0.42%     0.91%     0.93%     0.93%      0.85%     0.85%        75%

 $0.320     (33.75)%**   $   24,775         (1.15)%*   1.20%*    1.21%*    1.25%*     0.85%*    0.81%*       15%**
  0.483     (29.28)%         35,178         (0.73)%    1.14%     1.14%     1.14%      0.85%     0.85%        26%
  0.683     (37.03)%         37,522         (0.38)%    1.10%     1.15%     1.15%      0.85%     0.85%       134%
  1.126      16.06%          31,254          0.41%     1.17%     1.20%     1.20%      0.85%     0.85%        58%
  0.973      (2.47)%**       14,839          0.41%*    1.14%*    1.20%*    1.66%*     0.85%*    0.39%*       24%**

 $1.379     (15.24)%**   $  524,565          0.64%*    0.65%*    0.70%*    0.70%*     0.56%*    0.56%*       86%**
  1.633     (16.90)%        673,753          0.75%     0.58%     0.61%     0.61%      0.55%     0.55%       134%
  2.689      (9.51)%        924,904          0.51%     0.44%     0.50%     0.50%      0.45%     0.45%       190%
  3.310      29.33%       1,076,297          0.65%     0.45%     0.48%     0.48%      0.43%     0.43%       116%
  2.825      19.32%         860,333          1.08%     0.46%     0.49%     0.49%      0.44%     0.44%       100%
  2.416      25.14%         728,679          1.48%     0.47%     0.49%     0.49%      0.43%     0.43%        79%

 $2.340     (13.35)%**   $  445,992          0.97%*    0.41%*    0.42%*    0.42%*     0.28%*    0.28%*        3%**
  2.715     (12.02)%        517,315          1.02%     0.32%     0.34%     0.34%      0.28%     0.28%        21%
  3.299      (9.03)%        599,266          0.87%     0.32%     0.33%     0.33%      0.27%     0.27%         9%
  4.060      20.41%         638,230          0.98%     0.35%     0.35%     0.35%      0.28%     0.28%        21%
  3.408      28.33%         481,877          1.17%     0.36%     0.36%     0.36%      0.29%     0.29%         6%
  2.753      32.41%         297,191          1.38%     0.44%     0.44%     0.44%      0.31%     0.31%         9%

 $1.054     (15.62)%**   $  466,532          0.53%*    0.82%*    0.82%*    0.82%*     0.68%*    0.68%*       24%**
  1.253     (11.75)%        609,818          0.56%     0.72%     0.73%     0.73%      0.68%     0.68%        50%
  1.428     (10.80)%        809,262          0.68%     0.73%     0.73%     0.73%      0.67%     0.67%        70%
  1.933      18.43%         844,538          1.17%     0.73%     0.74%     0.74%      0.67%     0.67%       131%
  1.779      16.43%         646,086          1.26%     0.70%     0.73%     0.73%      0.68%     0.68%       112%
  1.552      22.51%         473,552          1.34%     0.77%     0.80%     0.80%      0.73%     0.73%        71%

                       See Notes to Financial Statements.

-----------------------------------------------------------------

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period


                               Income From Investment Operations                  Less Distributions/f/
                        -----------------------------------------------  ----------------------------------------
                                               Net Realized                                                           Net
                            Net                     and                               Distributions                  Increase
                           Asset                 Unrealized               Dividends     from Net                    (Decrease)
                           Value       Net      Gain (Loss)   Total From   from Net     Realized                        in
 Year Ended              Beginning  Investment       on       Investment  Investment     Capital         Total      Net Asset
December 31,             of Period  Income/2/   Investments   Operations    Income        Gains      Distributions    Value
---------------------    ---------  ----------  ------------  ----------  ----------  -------------  -------------  ----------
Select Strategic Income
   Fund/1//3/
    2002/e/              $1.042      $0.019      $ 0.013      $ 0.032     $(0.015)      $    --        $(0.015)     $ 0.017
    2001                  1.030       0.041(4)     0.028        0.069      (0.040)       (0.017)        (0.057)       0.012
    2000/d/               1.000       0.027        0.031        0.058      (0.028)           --         (0.028)       0.030
Select Investment
Grade Income Fund/3/
    2002/e/              $1.106      $0.032      $(0.003)     $ 0.029     $(0.032)      $    --        $(0.032)     $(0.003)
    2001                  1.086       0.064(4)     0.021        0.085      (0.065)           --         (0.065)       0.020
    2000                  1.051       0.070        0.035        0.105      (0.070)           --         (0.070)       0.035
    1999                  1.132       0.068       (0.079)      (0.011)     (0.069)       (0.001)        (0.070)      (0.081)
    1998                  1.112       0.067        0.020        0.087      (0.067)           --         (0.067)       0.020
    1997                  1.084       0.071        0.028        0.099      (0.071)           --         (0.071)       0.028
Government Bond
   Fund/3/
    2002/e/              $1.077      $0.028      $ 0.010      $ 0.038     $(0.025)      $    --        $(0.025)     $ 0.013
    2001                  1.051       0.049(4)     0.030        0.079      (0.053)           --         (0.053)       0.026
    2000                  1.011       0.058        0.040        0.098      (0.058)           --         (0.058)       0.040
    1999                  1.068       0.058       (0.056)       0.002      (0.059)           --         (0.059)      (0.057)
    1998                  1.047       0.058        0.021        0.079      (0.058)           --         (0.058)       0.021
    1997                  1.036       0.061        0.011        0.072      (0.061)           --         (0.061)       0.011
Money Market Fund
    2002/e/              $1.000      $0.009      $    --      $ 0.009     $(0.009)      $    --        $(0.009)     $    --
    2001                  1.000       0.042           --        0.042      (0.042)           --         (0.042)          --
    2000                  1.000       0.062           --        0.062      (0.062)           --         (0.062)          --
    1999                  1.000       0.051           --        0.051      (0.051)           --         (0.051)          --
    1998                  1.000       0.054           --        0.054      (0.054)           --         (0.054)          --
    1997                  1.000       0.053           --        0.053      (0.053)           --         (0.053)          --

_______________________________________
*    Annualized.
**   Not Annualized.
(a)  Including reimbursements, waivers and reductions.
(b) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(c)  Excluding reimbursements and reductions.
(d)  For the period ended December 31, 2000.
(e)  For the six months ended June 30, 2002 (Unaudited).
(f) Certain prior year amounts have been reclassified to conform to current presentation.
(1)  The Select Strategic Income Fund commenced operations on July 3, 2000.
(2) Net investment income (loss) per share before reimbursement of fees by the investment adviser was $(0.042) in 2001 and less than $0.027 in 2000 for Select Strategic Income Fund.
(3) Effective January 1, 2001, the Select Strategic Income Fund, Select Investment Grade Income Fund and Government Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premium and discount on debt securities using the daily effective yield method. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share by $0.001 for Select Strategic Income Fund, a decrease in net investment income per share by $0.003 for Select Investment Grade Income Fund and a decrease in net investment income per share by $0.007 for Government Bond Fund, an increase in net realized and unrealized gains and losses per share by $0.001 for Select Strategic Income Fund, an increase in net realized and unrealized gains and losses per share by $0.003 for Select Investment Grade Income Fund and an increase in net realized and unrealized gains and losses per share by $0.007 for Government Bond Fund and a decrease in the ratio of net investment income to average net assets from 3.99% to 3.91% for Select Strategic Income Fund, a decrease in the ratio of net investment income to average net assets from 6.04% to 5.79% for Select Investment Grade Income Fund, and a decrease in the ratio of net investment income to average net assets from 5.16% to 4.52% for Government Bond Fund. Per share data and ratio/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(4)  Computed using average shares outstanding thoroughout the period.

                       See Notes to Financial Statements.

                    ------------------------------------------------------

                           Allmerica Investment Trust

                                        Ratios/Supplemental Data
           ----------------------------------------------------------------------------------
                                                   Ratios To Average Net Assets
                                     --------------------------------------------------------
Net Asset                Net Assets
  Value                    End of       Net                                                    Portfolio
 End of     Total          Period    Investment     Operating Expenses       Management Fee    Turnover
 Period     Return        (000's)      Income      (a)      (b)      (c)     Gross      Net      Rate
---------  --------      ----------  ----------  -------  -------  -------  --------  -------  ---------


 $1.059       3.08%**     $101,953       4.16%*   0.83%*   0.83%*   0.83%*    0.58%*   0.58%*      261%**
  1.042       6.95%         54,481       3.91%    0.97%    0.97%    0.97%     0.58%    0.58%       439%
  1.030       5.73%**       16,617       5.40%*   1.02%*   1.08%*   1.08%*    0.61%*   0.55%*      253%**


 $1.103       2.66%**     $620,307       5.87%*   0.54%*   0.54%*   0.54%*    0.41%*   0.41%*       47%**
  1.106       7.94%        571,582       5.79%    0.47%    0.47%    0.47%     0.41%    0.41%       114%
  1.086      10.31%        445,609       6.53%    0.49%    0.49%    0.49%     0.42%    0.42%       159%
  1.051      (0.97)%       240,541       6.22%    0.50%    0.50%    0.50%     0.43%    0.43%        75%
  1.132       7.97%        230,623       6.01%    0.52%    0.52%    0.52%     0.43%    0.43%       158%
  1.112       9.45%        189,503       6.48%    0.51%    0.51%    0.51%     0.41%    0.41%        48%


 $1.090       3.57%**     $127,236       5.38%*   0.65%*   0.65%*   0.65%*    0.50%*   0.50%*       81%**
  1.077       7.63%        116,514       4.52%    0.58%    0.58%    0.58%     0.50%    0.50%       190%
  1.051      10.00%         78,531       5.58%    0.61%    0.61%    0.61%     0.50%    0.50%        53%
  1.011       0.23%         87,247       5.64%    0.62%    0.62%    0.62%     0.50%    0.50%        37%
  1.068       7.67%         81,018       5.63%    0.64%    0.64%    0.64%     0.50%    0.50%        61%
  1.047       7.08%         55,513       5.92%    0.67%    0.67%    0.67%     0.50%    0.50%        56%

 $1.000       0.93%**     $609,237       1.88%*   0.40%*   0.40%*   0.40%*    0.30%*   0.30%*      N/A
  1.000       4.28%        604,657       4.11%    0.36%    0.36%    0.36%     0.31%    0.31%       N/A
  1.000       6.40%        457,912       6.19%    0.31%    0.31%    0.31%     0.26%    0.26%       N/A
  1.000       5.19%        513,606       5.09%    0.29%    0.29%    0.29%     0.24%    0.24%       N/A
  1.000       5.51%        336,253       5.36%    0.32%    0.32%    0.32%     0.26%    0.26%       N/A
  1.000       5.47%        260,620       5.33%    0.35%    0.35%    0.35%     0.27%    0.27%       N/A

                       See Notes to Financial Statements.
------------------------------------------------------------------------
                                                                            F-65

                           Allmerica Investment Trust

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. The Trust is comprised of fourteen managed investment portfolios. The accompanying financial statements and financial highlights are those of the Select Emerging Markets, Select Aggressive Growth, Select Capital Appreciation, Select Value Opportunity, Select International Equity, Select Growth, Select Strategic Growth, Core Equity, Equity Index, Select Growth and Income, Select Strategic Income, Select Investment Grade Income, Government Bond and Money Market Funds (individually a "Portfolio", collectively, the "Portfolios").

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

SECURITY VALUATION: Equity securities which are traded on a recognized exchange are valued at the last quoted sales price available at the time of the closing of the New York Stock Exchange or, if there were no sales that day, at the mean of the closing bid and asked price. Over-the-counter securities are valued at the last available price in the market prior to the time of valuation. Securities that are primarily traded on foreign exchanges generally are valued at the closing values of such securities on their respective exchanges. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. The investments of the Money Market Fund are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

FORWARD FOREIGN CURRENCY CONTRACTS: The Select Emerging Markets, Select Capital Appreciation, Select International Equity, Select Growth, and Select Strategic Income Funds may enter into forward foreign currency contracts whereby the Portfolios agree to exchange a specific currency at a specific price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency with any fluctuations recorded as unrealized gains or losses. Receivables and payables of forward foreign currency contracts are presented on a net basis in the Statements of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains and losses are recognized on the settlement date.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolios, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                                     -------------------------------------------
F-66

                           Allmerica Investment Trust

FOREIGN CURRENCY TRANSLATION: Investment valuations, other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are translated into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Portfolios from investments in certain investment companies are recorded as interest income in the accompanying financial statements. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolios are informed of the ex-dividend date.

FEDERAL INCOME TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and reinvested daily for the Money Market Fund, declared and distributed quarterly for the Core Equity, Equity Index, Select Growth and Income, Select Strategic Income, Select Investment Grade Income and Government Bond Funds, and annually for the Select Emerging Markets, Select Aggressive Growth, Select Capital Appreciation, Select Value Opportunity, Select International Equity, Select Growth and Select Strategic Growth Funds. All Portfolios declare and distribute all net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on ex-dividend date. Income and capital gains distributions are determined in accordance with income tax regulations. Differences between book basis and tax basis amounts are primarily due to differing book and tax treatments in the recognition of gains or losses, including "Post-October Losses," foreign currency gains and losses, and losses deferred due to wash sales and differing treatments for foreign currency transactions, amortization of premium and market discount, and non-taxable dividends. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights, as applicable.

FUTURES CONTRACTS: All Portfolios, except the Money Market Fund, may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase a Portfolio's exposure to the underlying instrument, while selling futures tends to decrease a Portfolio's exposure to the underlying instrument or hedge other Portfolio investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable Portfolio's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable Portfolio's schedule of investments. The face amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the terms of the contracts. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

--------------------------------------------
                                                                            F-67

                           Allmerica Investment Trust

SECURITIES LENDING: Each Portfolio, using Investors Bank & Trust Company ("IBT") as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders' fees. These fees are disclosed as "securities lending income" in the Statements of Operations. Each applicable Portfolio receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of each applicable Portfolio's schedule of investments.

CASH ACCOUNT: From time to time the Portfolios may leave cash overnight in their account. IBT has been contracted on behalf of the Portfolios to sweep these moneys into a demand note account, which will pay interest equal to 75% of that day's U.S. Treasury Bill rate back to the Portfolios.

EXPENSES: Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated based upon relative net assets among the respective Portfolios and one other affiliated investment company, Allmerica Securities Trust.

FORWARD COMMITMENTS: The Select Capital Appreciation, Select Strategic Income, Select Investment Grade Income, Government Bond, and Money Market Funds may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

OPTIONS: All Portfolios, except the Money Market Fund, may use options to manage its exposure to the stock and bond markets and to fluctuations in interest rates. Writing puts and buying calls tend to increase a Portfolio's exposure to the underlying security. Buying puts and writing calls tend to decrease a Portfolio's exposure to the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security to determine the realized gain or loss. Realized gains and losses on written options are included in realized gains and losses on securities. The underlying value of any open options at period end is shown in the schedule of investments under the caption "Written Options." This amount reflects each contract's exposure to the underlying security at period end. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying securities, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the terms of the contracts. Exchange-traded options are valued using the last sale price or, if there were no sales that day, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Sub-Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

                                     -------------------------------------------
F-68

                           Allmerica Investment Trust

3. INVESTMENT MANAGEMENT, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

MANAGEMENT FEES: Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), serves as investment manager and administrator to the Trust. Under the terms of the management agreement, the Portfolios pay a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedules:

                                                                Percentage of Average Daily Net Assets
                                         First          Next          Next          Next          Next           Over
Portfolio                            $100,000,000  $150,000,000  $250,000,000  $250,000,000  $250,000,000  $1,000,000,000
-------------------------------------------------------------------------------------------------------------------------
Select Aggressive Growth Fund             1.00%        0.90%         0.80%         0.70%         0.70%           0.65%
Select Capital Appreciation Fund          1.00%        0.90%         0.80%         0.70%         0.70%           0.65%
Select Value Opportunity Fund             1.00%        0.85%         0.80%         0.75%         0.70%           0.70%
Select International Equity Fund          1.00%        0.90%         0.85%         0.85%         0.85%           0.85%
Select Growth Fund                        0.85%        0.85%         0.80%         0.75%         0.70%           0.70%
Select Strategic Growth Fund              0.85%        0.85%         0.85%         0.85%         0.85%           0.85%
Core Equity Fund                          0.60%        0.60%         0.55%         0.50%         0.45%           0.45%
Select Growth and Income Fund             0.75%        0.70%         0.65%         0.65%         0.65%           0.65%
Government Bond Fund                      0.50%        0.50%         0.50%         0.50%         0.50%           0.50%
Money Market Fund                         0.35%        0.30%         0.30%         0.25%         0.20%           0.20%

Select Emerging Markets Fund:
Prior to July 1, 2002                     1.35%        1.35%         1.35%         1.35%         1.35%           1.35%
After July 1, 2002                        1.15%        1.15%         1.15%         1.15%         1.15%           1.15%

                                        First         Next          Over
Portfolio                            $50,000,000  $200,000,000  $250,000,000
----------------------------------------------------------------------------
Equity Index Fund                        0.35%         0.30%         0.25%


                                        First        Next          Over
Portfolio                            $50,000,000  $50,000,000  $100,000,000
---------------------------------------------------------------------------
Select Strategic Income Fund              0.60%        0.55%         0.45%
Select Investment Grade Income Fund       0.50%        0.45%         0.40%

At a meeting on May 13, 2002, the Board of Trustees approved a reduction, effective July 1, 2002, in the management fee for the Select Emerging Markets Fund.

The Manager has entered into Sub-Adviser Agreements for the management of the investments of each of the Portfolios. The Manager is solely responsible for the payment of all fees to the Sub-Advisers. The Sub-Advisers for each of the Portfolios are as follows:

       Select Emerging Markets Fund          Schroder Investment Management North America Inc. ("Schroder")
       Select Aggressive Growth Fund         Massachusetts Financial Services Company ("MFS")
                                             Jennison Associates LLC ("Jennison")
       Select Capital Appreciation Fund      T. Rowe Price Associates, Inc. ("T. Rowe Price")
       Select Value Opportunity Fund         Cramer Rosenthal McGlynn, LLC
       Select International Equity Fund      Bank of Ireland Asset Management (U.S.) Limited
       Select Growth Fund                    Putnam Investment Management, LLC
       Select Strategic Growth Fund          TCW Investment Management Company

----------------------------------------
                                                                            F-69

                           Allmerica Investment Trust

       Core Equity Fund                      UBS Global Asset Management (Americas) Inc. ("UBS")
                                             Goldman Sachs Asset Management, a business unit of
                                             the Investment Management Division of Goldman,
                                             Sachs & Co. ("Goldman")
       Equity Index Fund                     Allmerica Asset Management, Inc. (wholly-owned
                                             subsidiary of Allmerica Financial Corporation)
       Select Growth and Income Fund         J.P. Morgan Investment Management Inc.
       Select Strategic Income Fund          Western Asset Management Company ("Western Asset")
       Select Investment Grade Income Fund   Allmerica Asset Management, Inc.
       Government Bond Fund                  Allmerica Asset Management, Inc.
       Money Market Fund                     Allmerica Asset Management, Inc.

Effective May 1, 2002, both Goldman and UBS assumed sub-adviser responsibilities from Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) for the Core Equity Fund. Goldman and UBS each independently manages its own portion of the Core Equity Fund. In addition, Goldman and UBS each independently manages its own portion of certain assets for First Allmerica and its affiliates. Jennison and MFS each independently manages its own portion of the Select Aggressive Growth Fund. T. Rowe Price International Series, Inc., an investment company managed by an affiliate of T. Rowe Price, is currently used as an investment vehicle for certain insurance products sponsored by First Allmerica and Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), a wholly-owned subsidiary of First Allmerica. In addition, T. Rowe Price currently serves as investment adviser to a corporate investment account of Allmerica Financial Corporation. Western Asset has delegated some of its duties as Sub-Adviser to its London affiliate, Western Asset Management Company Limited, to handle the non-U.S. dollar trading functions performed on behalf of Select Strategic Income Fund.

PLAN OF DISTRIBUTION AND SERVICE: On February 12, 2002, the Board of Trustees voted to approve a Plan of Distribution and Service ("12b-1 Plan") under Rule 12b-1 of the 1940 Act. The 12b-1 Plan permits the Portfolios to pay First Allmerica and Allmerica Financial for marketing and distribution expenses to support the sale and distribution of the Portfolios' shares and certain services to investment accounts. On March 27, 2002, shareholders of the Portfolios approved the 12b-1 Plan at a Special Meeting of the Shareholders; the 12b-1 Plan became effective May 1, 2002, with respect to each Portfolio.

The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of each Portfolio's average daily net assets. The 12b-1 Plan has been implemented at an initial annual rate of 0.15% of each Portfolio's average daily net assets. For the two months ended June 30, 2002, total payments made to First Allmerica and Allmerica Financial by the Portfolios under the 12b-1 Plan amounted to $1,345,137.

CUSTODIAN, FUND ACCOUNTING, AND ADMINISTRATIVE FEES: IBT provides portfolio accounting and custody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its services from the Trust. The Manager has entered into an Administrative Services Agreement with IBT, whereby IBT performs certain administrative services for the Portfolios and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to IBT. The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4. REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses of each Portfolio, except for the Select Emerging Markets Fund, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the management fee, exceed certain voluntary expense limitations as a percentage of average net assets (Select Aggressive Growth Fund -- 1.35%, Select Capital Appreciation Fund -- 1.35%, Select Value Opportunity Fund -- 1.25%, Select International Equity Fund -- 1.50%, Select Growth Fund -- 1.20%, Select Strategic Growth Fund -- 1.20%, Core Equity Fund -- 1.20%, Equity Index

                                  ----------------------------------------------
F-70

                           Allmerica Investment Trust

Fund -- 0.60%, Select Growth and Income Fund -- 1.10%, Select Strategic Income Fund -- 1.00%, Select Investment Grade Income Fund -- 1.00%, Government Bond Fund -- 1.00%, and Money Market Fund -- 0.60%), the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitations. Expense limitations may be removed or revised at any time after a Portfolio's first fiscal year of operations without prior notice to existing shareholders. For the six months ended June 30, 2002, the operating expenses of Select Strategic Growth Fund exceeded the amount of its expense limitation by $6,767.

The Manager has voluntarily agreed until further notice to waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver will be limited to the net amount of management fees earned by the Manager from the Fund after subtracting the fees paid by the Manager to Schroder for sub-advisory services. The Manager has also voluntarily agreed to limit its management fees to an annual rate of 0.90% of average daily net assets of the Select Value Opportunity Fund until further notice.

5.   REDUCTION OF EXPENSES

Certain Portfolios have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the Portfolios, under such agreements, are presented as a reduction of expenses in the Statements of Operations.

6.   SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value. At June 30, 2002, Allmerica Financial owned 20,712,149, 5,218,395, and 16,511,670 shares of Select Emerging Markets Fund, Select Strategic Growth Fund and Select Strategic Income Fund, respectively.

7.   FOREIGN SECURITIES AND EMERGING MARKETS

All Portfolios except the Government Bond Fund may purchase securities of foreign issuers. The Money Market Fund may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the developed markets. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, subject to delayed settlements, and their prices more volatile than those of comparable securities in the United States.

8.   FINANCIAL INSTRUMENTS

Investing in certain financial instruments including futures and options transactions, and forward foreign currency contracts involves risks other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include the potential for an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under terms of the contracts, and changes in the value of foreign currency relative to the U.S. dollar. The Select Emerging Markets, Select Capital Appreciation, Select International Equity, Select Growth, and Select Strategic Income Funds may enter into these forward contracts primarily to protect the Portfolio from adverse currency movement.

_______________________________________________
                                                                            F-71

                           Allmerica Investment Trust

9.   PLANS OF SUBSTITUTION

An order was issued in 2001 by the Securities and Exchange Commission ("SEC") approving the substitution at the separate account level of shares of the Select Capital Appreciation Fund ("Select Capital") for all of the shares of the Global Interactive/Telecomm Portfolio of The Fulcrum Trust ("Fulcrum"), another management investment company managed by Allmerica Financial Investment Management Services, Inc. (the "Manager"), shares of the Select International Equity Fund ("Select International") for all of the shares of the International Growth Portfolio of Fulcrum, and shares of the Select Growth and Income Fund ("Growth and Income") for all of the shares of the Growth Portfolio of Fulcrum. To the extent required by law, approvals of such substitution were also obtained from state insurance regulators in certain jurisdictions. The effect of the substitution was to replace Global Interactive/Telecomm Portfolio shares with Select Capital shares, International Growth Portfolio shares with Select International shares, and Growth Portfolio shares with Growth and Income shares. The substitution was effective on December 28, 2001.

The substitutions were accomplished as follows: 1. An exchange of 1,535,585 shares of Select Capital for the 351,346 shares then outstanding (each valued at $8.56) of Global Interactive/Telecomm Portfolio; whose net assets, including $1,220 of unrealized depreciation were combined with Select Capital for total net assets after the substitution of $440,052,640. 2. An exchange of 970,172 shares of Select International for the 225,558 shares then outstanding (each valued at $4.77) of International Growth Portfolio; whose net assets, including $256 of unrealized depreciation were combined with Select International for total net assets after the substitution of $470,280,862. and 3. An exchange of 1,543,890 shares of Growth and Income for the 203,117 shares then outstanding (each valued at $9.64) of Growth Portfolio; whose net assets, including $6,685 of unrealized appreciation were combined with Growth and Income for total net assets after the substitution of $617,690,977. The substitutions qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Portfolios or the separate account level of shares.

                                             ___________________________________
F-72

                           Allmerica Investment Trust

                               OTHER INFORMATION

SHAREHOLDER VOTING RESULTS: (UNAUDITED)

A special meeting of the Trust's shareholders was held on March 27, 2002 in which they approved five proposals. The voting results were as follows:

PROPOSAL 1 To elect the following three nominees, each to serve until his or her successor is duly elected and qualified.

                                                                                 Shares
                                                               Shares For       Withheld          Total
                                                              -------------    -----------    -------------
P. Kevin Condron:               Number of Votes Cast:         4,025,731,180    128,814,645    4,154,545,825
                                Percentage of Votes Cast:             96.90%          3.10%          100.00%

Jocelyn S. Davis:               Number of Votes Cast:         4,021,773,176    132,772,649    4,154,545,825
                                Percentage of Votes Cast:             96.80%          3.20%          100.00%

T. Britton Harris, IV:          Number of Votes Cast:         4,021,631,526    132,914,299    4,154,545,825
                                Percentage of Votes Cast:             96.80%          3.20%          100.00%

PROPOSAL 2 To approve a Plan of Distribution and Service for each Portfolio of the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.

                                                                                 Shares          Shares
                                                                Shares For        Against        Abstaining       Total
                                                                -----------      ----------      ----------    -----------
Select Emerging Markets
  Fund:                          Number of Votes Cast:           46,224,543       3,967,963       1,901,861     52,094,367
                                 Percentage of Votes Cast:            88.73%           7.62%           3.65%        100.00%

Select Aggressive Growth
  Fund:                          Number of Votes Cast:          354,614,295      36,564,429      13,688,137    404,866,861
                                 Percentage of Votes Cast:            87.59%           9.03%           3.38%        100.00%

Select Capital Appreciation
  Fund:                          Number of Votes Cast:          201,651,260      15,331,280       6,189,747    223,172,287
                                 Percentage of Votes Cast:            90.36%           6.87%           2.77%        100.00%

Select Value Opportunity
  Fund:                          Number of Votes Cast:          200,417,561      16,257,197       5,364,388    222,039,146
                                 Percentage of Votes Cast:            90.26%           7.32%           2.42%        100.00%

Select International
  Equity Fund:                   Number of Votes Cast:          366,223,014      37,201,510      13,694,700    417,119,224
                                 Percentage of Votes Cast:            87.80%           8.92%           3.28%        100.00%

Select Growth Fund:              Number of Votes Cast:          374,387,827      32,453,864      11,375,473    418,217,164
                                 Percentage of Votes Cast:            89.52%           7.76%           2.72%        100.00%

Select Strategic Growth
  Fund:                          Number of Votes Cast:           63,181,376       3,444,297       1,950,331     68,576,004
                                 Percentage of Votes Cast:            92.13%           5.02%           2.85%        100.00%

Core Equity Fund:                Number of Votes Cast:          357,405,278      39,450,553      11,540,679    408,396,510
                                 Percentage of Votes Cast:            87.51%           9.66%           2.83%        100.00%

Equity Index Fund:               Number of Votes Cast:          167,855,848      19,027,808       5,108,137    191,991,793
                                 Percentage of Votes Cast:            87.43%           9.91%           2.66%        100.00%

Select Growth and Income
  Fund:                          Number of Votes Cast:          428,319,784      33,512,817      15,790,941    477,623,542
                                 Percentage of Votes Cast:            89.68%           7.02%           3.30%        100.00%

Select Strategic Income
  Fund:                          Number of Votes Cast:           39,578,664       2,335,038         872,931     42,786,633
                                 Percentage of Votes Cast:            92.50%           5.46%           2.04%        100.00%

Select Investment Grade
  Income Fund:                   Number of Votes Cast:          485,660,666      28,614,244      17,949,634    532,224,544
                                 Percentage of Votes Cast:            91.25%           5.38%           3.37%        100.00%

_____________________________________________
                                                                            F-73

                           Allmerica Investment Trust

                                                                     Shares      Shares
                                                      Shares For    Against    Abstaining     Total
                                                      -----------  ----------  ----------  -----------
Government Bond Fund:      Number of Votes Cast:       95,162,325   8,920,700   3,385,841  107,468,866
                           Percentage of Votes Cast:        88.55%       8.30%       3.15%      100.00%

Money Market Fund:         Number of Votes Cast:      511,854,639  52,068,987  24,045,270  587,968,896
                           Percentage of Votes Cast:        87.05%       8.86%       4.09%      100.00%

PROPOSAL 3 To approve an amendment to the Trust's fundamental policy regarding purchases of securities on margin for the following Portfolios.

                                                                     Shares      Shares
                                                      Shares For    Against    Abstaining     Total
                                                      -----------  ----------  ----------  -----------
Select Emerging Markets
  Fund:                    Number of Votes Cast:       46,560,125   3,807,513   1,726,729   52,094,367
                           Percentage of Votes Cast:        89.38%       7.31%       3.31%      100.00%

Select Aggressive Growth
  Fund:                    Number of Votes Cast:      356,598,492  34,594,336  13,674,033  404,866,861
                           Percentage of Votes Cast:        88.08%       8.54%       3.38%      100.00%

Select Value Opportunity
  Fund:                    Number of Votes Cast:      200,783,685  14,987,651   6,267,810  222,039,146
                           Percentage of Votes Cast:        90.43%       6.75%       2.82%      100.00%

Select International
  Equity Fund:             Number of Votes Cast:      372,134,397  31,365,877  13,618,950  417,119,224
                           Percentage of Votes Cast:        89.22%       7.52%       3.26%      100.00%

Select Growth Fund:        Number of Votes Cast:      375,220,010  31,323,107  11,674,047  418,217,164
                           Percentage of Votes Cast:        89.72%       7.49%       2.79%      100.00%

Select Strategic Growth
  Fund:                    Number of Votes Cast:       62,610,293   3,521,861   2,443,850   68,576,004
                           Percentage of Votes Cast:        91.30%       5.14%       3.56%      100.00%

Core Equity Fund:          Number of Votes Cast:      360,043,792  34,601,419  13,751,299  408,396,510
                           Percentage of Votes Cast:        88.16%       8.47%       3.37%      100.00%

Equity Index Fund:         Number of Votes Cast:      170,172,926  16,814,695   5,004,172  191,991,793
                           Percentage of Votes Cast:        88.63%       8.76%       2.61%      100.00%

Select Growth and Income
  Fund:                    Number of Votes Cast:      428,792,067  32,384,671  16,446,804  477,623,542
                           Percentage of Votes Cast:        89.78%       6.78%       3.44%      100.00%

Select Strategic Income
  Fund:                    Number of Votes Cast:       39,414,641   2,465,333     906,659   42,786,633
                           Percentage of Votes Cast:        92.12%       5.76%       2.12%      100.00%

Select Investment Grade
  Income Fund:             Number of Votes Cast:      483,864,494  29,573,622  18,786,428  532,224,544
                           Percentage of Votes Cast:        90.91%       5.56%       3.53%      100.00%

Government Bond Fund:      Number of Votes Cast:       93,477,541   9,530,667   4,460,658  107,468,866
                           Percentage of Votes Cast:        86.98%       8.87%       4.15%      100.00%


F-74                          --------------------------------------------------

                           Allmerica Investment Trust

PROPOSAL 4 To approve an amendment to the Trust's fundamental policy regarding participation by the Portfolios in joint trading accounts.

                                                                     Shares      Shares
                                                      Shares For    Against    Abstaining     Total
                                                      -----------  ----------  ----------  -----------
Select Emerging Markets
  Fund:                    Number of Votes Cast:       46,888,667   3,203,991   2,001,709   52,094,367
                           Percentage of Votes Cast:        90.01%       6.15%       3.84%      100.00%

Select Aggressive Growth
  Fund:                    Number of Votes Cast:      364,576,287  27,274,111  13,016,463  404,866,861
                           Percentage of Votes Cast:        90.05%       6.74%       3.21%      100.00%

Select Capital
  Appreciation Fund:       Number of Votes Cast:      205,837,842  10,936,710   6,397,735  223,172,287
                           Percentage of Votes Cast:        92.23%       4.90%       2.87%      100.00%

Select Value Opportunity
  Fund:                    Number of Votes Cast:      204,758,927  11,006,123   6,274,096  222,039,146
                           Percentage of Votes Cast:        92.22%       4.96%       2.82%      100.00%

Select International
  Equity Fund:             Number of Votes Cast:      378,220,350  25,037,194  13,861,680  417,119,224
                           Percentage of Votes Cast:        90.68%       6.00%       3.32%      100.00%

Select Growth Fund:        Number of Votes Cast:      381,621,970  24,551,813  12,043,381  418,217,164
                           Percentage of Votes Cast:        91.25%       5.87%       2.88%      100.00%

Select Strategic Growth
  Fund:                    Number of Votes Cast:       64,041,156   2,524,788   2,010,060   68,576,004
                           Percentage of Votes Cast:        93.39%       3.68%       2.93%      100.00%

Core Equity Fund:          Number of Votes Cast:      367,229,748  28,122,504  13,044,258  408,396,510
                           Percentage of Votes Cast:        89.92%       6.89%       3.19%      100.00%

Equity Index Fund:         Number of Votes Cast:      173,226,737  13,447,460   5,317,596  191,991,793
                           Percentage of Votes Cast:        90.23%       7.00%       2.77%      100.00%

Select Growth and Income
  Fund:                    Number of Votes Cast:      436,407,378  24,811,954  16,404,210  477,623,542
                           Percentage of Votes Cast:        91.37%       5.20%       3.43%      100.00%

Select Strategic Income
  Fund:                    Number of Votes Cast:       39,904,134   2,055,116     827,383   42,786,633
                           Percentage of Votes Cast:        93.26%       4.80%       1.94%      100.00%

Select Investment Grade
  Income Fund:             Number of Votes Cast:      489,964,465  22,957,665  19,302,414  532,224,544
                           Percentage of Votes Cast:        92.06%       4.31%       3.63%      100.00%

Government Bond Fund:      Number of Votes Cast:       94,960,496   8,208,137   4,300,233  107,468,866
                           Percentage of Votes Cast:        88.36%       7.64%       4.00%      100.00%

Money Market Fund:         Number of Votes Cast:      514,825,156  46,415,840  26,727,900  587,968,896
                           Percentage of Votes Cast:        87.56%       7.89%       4.55%      100.00%

PROPOSAL 5 To ratify the selection of PricewaterhouseCoopers LLP as auditors of the Trust.

                                                                       Shares      Shares
                                                       Shares For     Against    Abstaining       Total
                                                      -------------  ----------  -----------  -------------
PricewaterhouseCoopers
  LLP:                     Number of Votes Cast:      3,948,884,343  94,621,931  111,039,551  4,154,545,825
                           Percentage of Votes Cast:          95.05%       2.28%        2.67%        100.00%


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                           Allmerica Investment Trust

                       REGULATORY DISCLOSURES (Unaudited)

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios and are not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company, and Allmerica Investment Trust which include important information related to charges and expenses.

                                 CLIENT NOTICES

This report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to the insurance and/or annuity products included in this report.

The SEC has modified mailing requirements for annual reports to allow a single copy of this report to be delivered to customers who share the same last name and address. This will automatically apply to all customers. If you would prefer to receive your own copy, please notify us at the phone number listed on the back cover of this report.



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                       THE ALLMERICA FINANCIAL COMPANIES
First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. . Financial Profiles, Inc. The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance Insurance Company . Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc.

              440 Lincoln Street, Worcester, Massachusetts 01653

12260SAR (6/02)                                                   02-1011